UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07175

Name of Registrant: Vanguard Tax-Managed Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2012 – December 31, 2012

Item 1: Reports to Shareholders

Annual Report | December 31, 2012

Vanguard Tax-Managed Funds®

Vanguard Tax-Managed Balanced Fund
Vanguard Tax-Managed Growth and Income Fund
Vanguard Tax-Managed Capital Appreciation Fund
Vanguard Tax-Managed Small-Cap Fund

> For the year ended December 31, 2012, Vanguard Tax-Managed Balanced Fund returned nearly 11%. Each of Vanguard’s three domestic tax-managed stock funds returned about 16%.

> The funds distributed no capital gains, meeting their tax-management objectives as they have since inception.

> For the decade ended December 31, 2012, all four tax-managed funds outperformed the average returns of their peer funds.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Tax-Managed Balanced Fund.	9
Tax-Managed Growth and Income Fund.	54
Tax-Managed Capital Appreciation Fund.	70
Tax-Managed Small-Cap Fund.	88
Your Fund’s After-Tax Returns.	108
About Your Fund’s Expenses.	110
Glossary.	112

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: Our cover photograph shows rigging on the HMSSurprise, a replica of an 18th-century Royal Navy frigate. It was featured in the 2003 movie Master and Commander: The Far Side of the World, which was based on Patrick O’Brian’s sea novels, set amid the Napoleonic Wars. Vanguard was named for another ship of that era, the HMSVanguard, which was the flagship of British Admiral Horatio Nelson at the Battle of the Nile.

Your Fund’s Total Returns

Fiscal Year Ended December 31, 2012

Total
Returns
Vanguard Tax-Managed Balanced Fund	10.87%
Tax-Managed Balanced Composite Index	10.68
Mixed-Asset Target Allocation Moderate Funds Average	11.49
For a benchmark description, see the Glossary.
Mixed-Asset Target Allocation Moderate Funds Average: Derived from data provided by Lipper Inc.

Vanguard Tax-Managed Growth and Income Fund
Admiral™ Shares	15.91%
Institutional Shares	15.96
S&P 500 Index	16.00
Large-Cap Core Funds Average	14.94

Large-Cap Core Funds Average: Derived from data provided by Lipper Inc.

Vanguard Tax-Managed Capital Appreciation Fund
Admiral Shares	16.35%
Institutional Shares	16.41
Russell 1000 Index	16.42
Multi-Cap Core Funds Average	14.93

Multi-Cap Core Funds Average: Derived from data provided by LipperInc.

Vanguard Tax-Managed Small-Cap Fund
Admiral Shares	16.03%
Institutional Shares	16.05
S&P SmallCap 600 Index	16.33
Small-Cap Core Funds Average	14.70

Small-Cap Core Funds Average: Derived from data provided by Lipper Inc.

Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria.

Chairman’s Letter

Dear Shareholder,

Helped by a rebound in financial stocks, Vanguard’s domestic tax-managed funds posted solid advances for the 12 months ended December 31, 2012. The strong showings marked an improvement from the modest returns that the funds generated in the previous year.

Vanguard Tax-Managed Balanced Fund returned nearly 11%, as its stocks and tax-exempt bonds both performed well. Returns for Admiral Shares of the stock-only funds—Tax-Managed Growth and Income, Tax-Managed Capital Appreciation, and Tax-Managed Small-Cap—fell in a narrow range from 15.91% to 16.35%. Across the board, financials—one of 2011’s worst-performing sectors—produced robust results.

The funds met their tax-management objective, as they have since their inception. In the Performance at a Glance chart on page 8, you can see that the funds’ advisors, Vanguard’s Equity Investment Group and Fixed Income Group, continued to avoid distributing capital gains to shareholders. The advisors used various portfolio management strategies to accomplish this while deviating as little as possible from an indexing strategy.

You may wish to review the table later in this report that shows the funds’ after-tax returns for the past one, five, and ten years. (We review the performance of Vanguard Tax-Managed International Fund in a separate report.)

With help from central banks, stocks posted strong results
Stocks around the world recorded double-digit gains for the 12 months ended December 31, with international stocks faring even better than their U.S. counterparts.

European stocks shook off investors’ concerns to deliver some of the best results, rising about 19%, compared with about 16% for U.S. stocks. The rally came as European central bankers moved to address worries about the finances of governments and banks. Still, Vanguard economists expect Europe to remain a trouble spot, with occasional spikes in market volatility, as fiscal tightening persists in the face of weak economic growth.

In the United States, the Federal Reserve continued buying bonds and mortgage-backed securities to try to stimulate growth. The Fed’s actions seemed to buoy both stock and bond returns.

Attention to the nation’s considerable budget challenges intensified as 2012 drew to a close. The focus on the “fiscal cliff” led to nervousness in the markets before policymakers reached a limited tax-rate agreement on the cusp of the new year. The compromise legislation, which President Barack Obama signed into law on January 2, addressed some immediate concerns, but a credible long-term deficit-reduction strategy had yet to be crafted to resolve the nation’s fiscal imbalance and open the way for growth.

Market Barometer

		Average Annual Total Returns
	Periods Ended December 31, 2012
	One	Three	Five
	Year	Years	Years
Stocks
Russell 1000 Index (Large-caps)	16.42%	11.12%	1.92%
Russell 2000 Index (Small-caps)	16.35	12.25	3.56
Russell 3000 Index (Broad U.S. market)	16.42	11.20	2.04
MSCI All Country World Index ex USA (International)	16.83	3.87	-2.89

Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable market)	4.21%	6.19%	5.95%
Barclays Municipal Bond Index (Broad tax-exempt market)	6.78	6.57	5.91
Citigroup Three-Month U.S. Treasury Bill Index	0.07	0.08	0.44

CPI
Consumer Price Index	1.74%	2.06%	1.80%

Bond returns were solid, but challenges lie ahead
The broad U.S. taxable bond market returned about 4% for the 12 months. Municipal bonds returned more than 6%.

As bond prices rose, the yield of the 10-year U.S. Treasury note slipped to a record low in July, closing below 1.5%. (Bond yields and prices move in opposite directions.) By the end of the period, the yield had climbed, but it remained exceptionally low by historical standards.

Although bonds can provide critical diversification benefits to a portfolio, their prospects look much less promising than they had in recent years. As yields have tumbled, the opportunity for future bond price appreciation has greatly diminished. (You can read more about our expectations for bond and stock returns in Vanguard’s Economic and Investment Outlook, available at vanguard.com/research.)

As it has since late 2008, the Fed held its target for short-term interest rates between 0% and 0.25%, which kept a tight lid on returns from money market funds and savings accounts.

Financial stocks bounced back, and tax-exempt munis were strong
As I mentioned earlier, financial stocks were among the year’s best performers as banks, brokerages, and finance companies put more distance between their balance sheets and the financial crisis. Bank stocks seemed to get a further boost as the U.S. housing recovery gathered

Expense Ratios
Your Fund Compared With Its Peer Group
	Admiral	Institutional	Peer Group
	Shares	Shares	Average
Tax-Managed Balanced Fund	0.12%	—	0.94%
Tax-Managed Growth and Income Fund	0.12	0.08%	1.19
Tax-Managed Capital Appreciation Fund	0.12	0.08	1.18
Tax-Managed Small-Cap Fund	0.13	0.09	1.37

The fund expense ratios shown are from the prospectus dated April 26, 2012, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2012, the funds’ expense ratios were: for the Tax-Managed Balanced Fund, 0.12%; for the Tax-Managed Growth and Income Fund, 0.12% for Admiral Shares and 0.08% for Institutional Shares; for the Tax-Managed Capital Appreciation Fund, 0.12% for Admiral Shares and 0.08% for Institutional Shares; and for the Tax-Managed Small-Cap Fund, 0.12% for Admiral Shares and 0.08% for Institutional Shares. Peer group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2011.

Peer groups: For the Tax-Managed Balanced Fund, Mixed-Asset Target Allocation Moderate Funds; for the Tax-Managed Growth and Income Fund, Large-Cap Core Funds; for the Tax-Managed Capital Appreciation Fund, Multi-Cap Core Funds; and for the Tax-Managed Small-Cap Fund, Small-Cap Core Funds.

strength—a development that also benefited shares of home improvement retailers and home builders.

The rising tide of financial stocks lifted all four funds. But the Tax-Managed Growth and Income Fund, which focuses on the largest-capitalization U.S. stocks, had the biggest returns of the four in financials (nearly 29%). The shares of large banks, which have been battered in recent years, recorded some of the sharpest rebounds in 2012.

Utilities were among the weakest performers, though the sector still notched positive returns for each of the funds. The year was challenging for utilities as economic sluggishness restrained power demand.

Total Returns
Ten Years Ended December 31, 2012
Average
Annual Return
Tax-Managed Balanced Fund	6.49%
Tax-Managed Balanced Composite Index	6.70
Mixed-Asset Target Allocation Moderate Funds Average	5.97
For a benchmark description, see the Glossary.
Mixed-Asset Target Allocation Moderate Funds Average: Derived from data provided by Lipper Inc.

Tax-Managed Growth and Income Fund Admiral Shares	7.07%
S&P 500 Index	7.10
Large-Cap Core Funds Average	5.64
Large-Cap Core Funds Average: Derived from data provided by Lipper Inc.

Tax-Managed Capital Appreciation Fund Admiral Shares	7.81%
Russell 1000 Index	7.52
Multi-Cap Core Funds Average	6.67
Multi-Cap Core Funds Average: Derived from data provided by Lipper Inc.

Tax-Managed Small-Cap Fund Admiral Shares	10.46%
S&P SmallCap 600 Index	10.45
Small-Cap Core Funds Average	9.05
Small-Cap Core Funds Average: Derived from data provided by Lipper Inc.

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

About half of the Tax-Managed Balanced Fund’s portfolio is in stocks; the balance is in tax-exempt municipal bonds. For the second straight year, muni bonds produced strong returns. Munis rallied as investors bid up bond prices in their search for higher-yielding investments. Still, the Tax-Managed Balanced Fund was a step behind the average return of peer funds. Many peers own corporate bonds, which fared even better than munis in 2012.

The three all-stock tax-managed funds outperformed the average returns of their peers for the year.

The tax-managed funds delivered solid long-term results
For the decade ended December 31, 2012, Vanguard’s domestic tax-managed funds posted average annual returns ranging from more than 6% for the Tax-Managed Balanced Fund to more than 10% for the Tax-Managed Small-Cap Fund. Each of the funds performed in line with its benchmark index and outperformed the average returns of its peers for the ten-year period.

Vanguard’s Equity Investment Group and Fixed Income Group deserve credit for the funds’ success, both for meeting their tax-management objectives and for closely tracking their benchmark indexes.

Gus Sauter united traditional values with pioneering investment acumen
When I was interviewing for a job at Vanguard in the mid-1980s, Jack Brennan, who would go on to become our chairman and chief executive officer and is now chairman emeritus, described Vanguard as “a company with the intellectual rigor of Wall Street but with Midwestern values.”

I’m reminded of that when I think about Gus Sauter’s 25-year career at Vanguard. Gus retired as our chief investment officer at the end of December, having set the highest of standards for both intellectual achievement and devotion to doing the right thing for clients, colleagues, and community.

Gus played a pivotal role in transforming indexing from a novelty to an investing mainstay, a change that has benefited all investors. In addition, he developed our active quantitative equity strategies, oversaw the growth of our industry-leading expertise in fixed income, and ultimately helped Vanguard to become a global investment manager responsible for $2 trillion in client assets.

As for the Midwestern values, Gus—a native of Ohio, incidentally—served our clients with a dedication to thrift, candor, and common sense that has helped make Vanguard what it is. His colleagues knew that in any situation they could count on him to keep a level-headed, long-term outlook. Just two weeks after he started at Vanguard, he helped guide us through the stock market crash of 1987. Some 20 years later, he helped us navigate the financial crisis of 2008–2009.

An important aspect of Gus’s legacy is the team of world-class investment professionals that he cultivated at Vanguard. That team is now led by Tim Buckley, who oversaw our services for individual investors before becoming chief investment officer. I am confident that Tim will not only carry on Gus’s legacy, but also—as Gus himself put it—take Vanguard investment management to the next level.

As always, thank you for investing with Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
January 18, 2013

A note on expense ratios
The Expense Ratios table in each report’s Chairman’s Letter displays fund expense ratios from the most recent prospectus. These figures include the funds’ actual operating expenses. For some funds, the figures also include “acquired fund fees and expenses,” which result from the funds’ holdings in business development companies (BDCs).

Although the Securities and Exchange Commission requires that BDC costs be included in a fund’s expense ratio, these fees are not incurred by the fund. They have no impact on a fund’s total return or on its tracking error relative to an index.
A footnote to the Expense Ratios table reports an annualized calculation of the fund’s actual expenses for the period, a more relevant tally of the operating costs incurred by shareholders.

Your Fund’s Performance at a Glance
December 31, 2011, Through December 31, 2012
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Tax-Managed Balanced Fund	$20.55	$22.25	$0.521	$0.000
Vanguard Tax-Managed Growth and Income
Fund
Admiral Shares	$56.33	$63.89	$1.364	$0.000
Institutional Shares	27.41	31.09	0.676	0.000
Vanguard Tax-Managed Capital Appreciation
Fund
Admiral Shares	$62.36	$71.17	$1.380	$0.000
Institutional Shares	30.98	35.36	0.701	0.000
Vanguard Tax-Managed Small-Cap Fund
Admiral Shares	$27.26	$31.16	$0.464	$0.000
Institutional Shares	27.33	31.22	0.490	0.000

Tax-Managed Balanced Fund

Fund Profile
As of December 31, 2012

Equity and Portfolio Characteristics
			DJ U.S.
			Total
		Russell Market
		1000	FA
	Fund	Index	Index
Number of Stocks	652	991	3,604
Median Market Cap	$35.1B	$42.8B	$35.1B
Price/Earnings Ratio	16.6x	16.4x	16.8x
Price/Book Ratio	2.1x	2.2x	2.1x
Return on Equity	17.6%	17.9%	17.1%
Earnings Growth Rate	10.6%	10.0%	9.7%
Dividend Yield	1.8%	2.2%	2.1%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate	7%	—	—
Ticker Symbol	VTMFX	—	—
Expense Ratio[1]	0.12%	—	—
30-Day SEC Yield	1.61%	—	—
Short-Term Reserves	0.0%	—	—

Fixed Income Characteristics

		Barclays
		1-15 Year	Barclays
		Municipal	Municipal
	Fund	Index Bond Index
Number of Bonds	879	37,782	46,472
Yield to Maturity
(before expenses)	1.6%	1.7%	2.2%
Average Coupon	4.5%	4.8%	4.9%
Average Duration	4.9 years	4.9 years	6.7 years
Average Effective
Maturity	5.4 years	8.2 years	13.6 years

Total Fund Volatility Measures
		DJ U.S.
		Total
	Tax-Managed	Market
	Balanced	FA
	Comp Index	Index
R-Squared	1.00	0.94
Beta	0.98	0.44

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Stocks (% of equity portfolio)
Apple Inc.	Computer Hardware	3.5%
Exxon Mobil Corp.	Integrated Oil & Gas	2.6
International Business	IT Consulting &
Machines Corp.	Other Services	1.5
General Electric Co.	Industrial
	Conglomerates	1.4
Chevron Corp.	Integrated Oil & Gas	1.3
Google Inc. Class A	Internet Software &
	Services	1.3
Microsoft Corp.	System Software	1.2
AT&T Inc.	Integrated
	Telecommunication
	Services	1.2
Procter & Gamble Co.	Household Products	1.2
Johnson & Johnson	Pharmaceuticals	1.2
Top Ten		16.4%
Top Ten as % of Total Net Assets		8.0%

The holdings listed exclude any temporary cash investments and equity index products.

Fund Asset Allocation

1 The expense ratio shown is from the prospectus dated April 26, 2012, and represents estimated costs for the current fiscal year. For the fiscal year ended December 31, 2012, the expense ratio was 0.12%.

Tax-Managed Balanced Fund

Sector Diversification (% of equity exposure)
			DJ U.S.
			Total
		Russell	Market
		1000	FA
	Fund	Index	Index
Consumer
Discretionary	12.4%	12.4%	12.3%
Consumer Staples	9.8	9.8	9.3
Energy	10.3	10.3	10.2
Financials	16.3	16.3	16.9
Health Care	11.8	11.7	11.7
Industrials	11.0	10.9	11.1
Information
Technology	18.3	18.3	18.3
Materials	3.9	4.0	4.0
Telecommunication
Services	2.9	2.9	2.7
Utilities	3.3	3.4	3.5

Distribution by Effective Maturity (% of fixed income portfolio)
Under 1 Year	11.4%
1 - 3 Years	14.5
3 - 5 Years	18.9
5 - 10 Years	51.5
10 - 20 Years	3.7

Largest Area Concentrations (% of fixed income portfolio)
New York	16.9%
California	11.2%
Texas	6.9%
New Jersey	6.8%
Massachusetts	4.4%
Ohio	4.4%
Florida	4.0%
Pennsylvania	4.0%
Illinois	3.5%
Georgia	3.1%
Top Ten	65.2%

"Largest Area Concentration" figures exclude any fixed income futures contracts.

Distribution by Credit Quality (% of fixed income portfolio)
AAA	21.3%
AA	51.1
A	23.7
BBB	3.7
Not Rated	0.2

For information about these ratings, see the Glossary entry for Credit Quality.

Equity Investment Focus

Fixed Income Investment Focus

Tax-Managed Balanced Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2002, Through December 31, 2012
Initial Investment of $10,000

		Average Annual Total Returns
	Periods Ended December 31, 2012

				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment

Tax-Managed Balanced Fund	10.87%	4.46%	6.49%	$18,753

Barclays Municipal Bond Index	6.78	5.91	5.10	16,448
Tax-Managed Balanced Composite
Index	10.68	4.68	6.70	19,129
Mixed-Asset Target Allocation
Moderate Funds Average	11.49	2.61	5.97	17,865
Dow Jones U.S. Total Stock Market
Float Adjusted Index	16.38	2.21	7.95	21,484

For a benchmark description, see the Glossary.
Mixed-Asset Target Allocation Moderate Funds Average: Derived from data provided by Lipper Inc.

See Financial Highlights for dividend and capital gains information.

Tax-Managed Balanced Fund

Fiscal-Year Total Returns (%): December 31, 2002, Through December 31, 2012

Tax-Managed Balanced Fund
Tax-Managed Balanced Composite Index

For a benchmark description, see the Glossary.

Tax-Managed Balanced Fund

Financial Statements

Statement of Net Assets
As of December 31 , 2012

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value
		Shares	($000)
Common Stocks (48.0%)
Consumer Discretionary (6.0%)
*	Amazon.com Inc.	13,202	3,315
	Comcast Corp. Class A	84,845	3,171
	Walt Disney Co.	63,166	3,145
	McDonald’s Corp.	30,774	2,715
	Home Depot Inc.	40,399	2,499
	News Corp. Class A	79,351	2,027
	Ford Motor Co.	142,400	1,844
	Lowe’s Cos. Inc.	44,615	1,585
	NIKE Inc. Class B	28,894	1,491
	Starbucks Corp.	26,263	1,408
*	DIRECTV	27,018	1,355
	Target Corp.	22,045	1,304
	TJX Cos. Inc.	29,186	1,239
	Time Warner Inc.	25,796	1,234
*	priceline.com Inc.	1,978	1,229
	Viacom Inc. Class B	21,627	1,141
	CBS Corp. Class B	28,800	1,096
	Yum! Brands Inc.	16,305	1,083
*	General Motors Co.	30,400	876
	Coach Inc.	14,120	784
	Time Warner Cable Inc.	7,643	743
	Macy’s Inc.	18,494	722
*	Liberty Media Corp. -
	Liberty Capital Class A	6,204	720
	Virgin Media Inc.	18,636	685
*	Bed Bath & Beyond Inc.	11,700	654
	Starwood Hotels &
	Resorts Worldwide Inc.	10,707	614
	Carnival Corp.	16,650	612
	Ross Stores Inc.	11,104	601
	Harley-Davidson Inc.	12,290	600
*	O’Reilly Automotive Inc.	6,562	587
	PVH Corp.	5,283	586
	Marriott International Inc.
	Class A	15,183	566
	Gap Inc.	17,925	556
	Ralph Lauren Corp. Class A	3,573	536
	DISH Network Corp. Class A	14,505	528

			Market
			Value
		Shares	($000)
	PetSmart Inc.	7,424	507
*	Dollar Tree Inc.	12,088	490
	Kohl’s Corp.	11,385	489
	Lennar Corp. Class A	12,623	488
*	Liberty Global Inc. Class A	7,732	487
*	AutoZone Inc.	1,351	479
	Tractor Supply Co.	5,157	456
	Johnson Controls Inc.	14,700	451
	DR Horton Inc.	22,722	449
	Newell Rubbermaid Inc.	19,818	441
	Family Dollar Stores Inc.	6,866	435
	Royal Caribbean Cruises Ltd.	12,547	427
	Advance Auto Parts Inc.	5,864	424
*	Jarden Corp.	8,092	418
	Lear Corp.	8,800	412
	Scripps Networks
	Interactive Inc. Class A	7,068	409
*	Discovery Communications
	Inc. Class A	6,441	409
	Dillard’s Inc. Class A	4,613	386
	Harman International
	Industries Inc.	8,007	357
	Expedia Inc.	5,791	356
*	NVR Inc.	380	350
	Staples Inc.	29,898	341
	Chico’s FAS Inc.	18,400	340
	Wyndham Worldwide Corp.	6,300	335
*	BorgWarner Inc.	4,476	321
*	Liberty Global Inc.	5,446	320
	Aaron’s Inc.	10,711	303
	International Game
	Technology	21,367	303
	Brinker International Inc.	9,637	299
	Morningstar Inc.	4,628	291
	Weight Watchers
	International Inc.	5,533	290
*	Dollar General Corp.	6,500	287
	John Wiley & Sons Inc.
	Class A	7,218	281
	Hasbro Inc.	7,712	277
*	TripAdvisor Inc.	6,191	260

Tax-Managed Balanced Fund

			Market
			Value
		Shares	($000)
	Abercrombie & Fitch Co.	5,400	259
	Las Vegas Sands Corp.	5,400	249
	Comcast Corp.	6,476	233
	McGraw-Hill Cos. Inc.	4,200	230
	Thor Industries Inc.	6,000	225
	Service Corp. International	14,900	206
	Wendy’s Co.	43,670	205
	Gentex Corp.	10,743	202
	Omnicom Group Inc.	3,800	190
	DSW Inc. Class A	2,600	171
	Polaris Industries Inc.	2,000	168
	DeVry Inc.	6,800	161
*	Panera Bread Co. Class A	900	143
*	Apollo Group Inc. Class A	6,500	136
	Guess? Inc.	4,600	113
	Signet Jewelers Ltd.	2,000	107
*	Hanesbrands Inc.	2,800	100
*	Toll Brothers Inc.	2,000	65
*	MGM Resorts International	4,013	47
*	Liberty Interactive Corp.
	Class A	2,138	42
*	AMC Networks Inc. Class A	573	28
	Lennar Corp. Class B	680	21
*	Netflix Inc.	177	16
	Cablevision Systems Corp.
	Class A	1,094	16
	Tiffany & Co.	200	11
*	Liberty Ventures Class A	142	10
	H&R Block Inc.	500	9
			60,582
Consumer Staples (4.7%)
	Procter & Gamble Co.	85,049	5,774
	Coca-Cola Co.	136,364	4,943
	Philip Morris
	International Inc.	49,594	4,148
	Wal-Mart Stores Inc.	56,649	3,865
	PepsiCo Inc.	41,890	2,867
	CVS Caremark Corp.	42,692	2,064
	Colgate-Palmolive Co.	18,235	1,906
	Costco Wholesale Corp.	16,717	1,651
	Altria Group Inc.	46,300	1,455
	Kraft Foods Group Inc.	24,479	1,113
	Walgreen Co.	28,118	1,041
	Mondelez International Inc.
	Class A	34,937	890
	Archer-Daniels-Midland Co.	31,473	862
	Whole Foods Market Inc.	8,800	804
	Mead Johnson Nutrition Co.	10,513	693
	Estee Lauder Cos. Inc.
	Class A	11,318	677
	Bunge Ltd.	8,530	620
	Hershey Co.	8,400	607
	General Mills Inc.	14,314	578
	Coca-Cola Enterprises Inc.	18,186	577
	Beam Inc.	9,400	574
	JM Smucker Co.	6,651	574

			Market
			Value
		Shares	($000)
	Brown-Forman Corp. Class B	8,688	549
	McCormick & Co. Inc.	8,347	530
	Kroger Co.	19,300	502
*	Ralcorp Holdings Inc.	5,599	502
	Dr Pepper Snapple
	Group Inc.	11,332	501
	Church & Dwight Co. Inc.	9,255	496
*	Monster Beverage Corp.	9,238	488
*	Constellation Brands Inc.
	Class A	13,587	481
	Tyson Foods Inc. Class A	24,710	479
	Ingredion Inc.	7,386	476
	Clorox Co.	6,400	469
	Energizer Holdings Inc.	5,465	437
	Kimberly-Clark Corp.	4,972	420
	Hormel Foods Corp.	12,892	402
*	Dean Foods Co.	23,302	385
*	Smithfield Foods Inc.	17,756	383
	Safeway Inc.	20,134	364
	Hillshire Brands Co.	12,887	363
*	Green Mountain Coffee
	Roasters Inc.	8,629	357
	Herbalife Ltd.	9,227	304
	Molson Coors Brewing Co.
	Class B	5,600	240
	Avon Products Inc.	10,500	151
	Sysco Corp.	1,500	47
			47,609
Energy (4.9%)
	Exxon Mobil Corp.	149,215	12,915
	Chevron Corp.	59,532	6,438
	Schlumberger Ltd.	34,767	2,409
	ConocoPhillips	29,712	1,723
	Occidental Petroleum Corp.	20,404	1,563
	Anadarko Petroleum Corp.	20,290	1,508
	Phillips 66	26,406	1,402
	EOG Resources Inc.	11,128	1,344
	Apache Corp.	16,314	1,281
	Halliburton Co.	33,664	1,168
	National Oilwell Varco Inc.	16,529	1,130
	Marathon Petroleum Corp.	15,241	960
	Devon Energy Corp.	15,657	815
	Noble Energy Inc.	7,999	814
*	Cameron International Corp.	12,852	726
	Hess Corp.	13,204	699
	Pioneer Natural
	Resources Co.	6,519	695
	Cabot Oil & Gas Corp.	13,152	654
*	Southwestern Energy Co.	19,031	636
*	FMC Technologies Inc.	13,886	595
	HollyFrontier Corp.	12,492	581
	Range Resources Corp.	9,046	568
*	Concho Resources Inc.	6,600	532
*	Plains Exploration &
	Production Co.	10,148	476
	EQT Corp.	7,897	466

Tax-Managed Balanced Fund

			Market
			Value
		Shares	($000)
	QEP Resources Inc.	14,525	440
	Helmerich & Payne Inc.	7,715	432
	Murphy Oil Corp.	6,700	399
	Diamond Offshore
	Drilling Inc.	5,860	398
	SM Energy Co.	7,172	374
	Patterson-UTI Energy Inc.	19,302	360
	Peabody Energy Corp.	13,009	346
*	Dresser-Rand Group Inc.	6,122	344
*	Continental Resources Inc.	4,564	335
	Cimarex Energy Co.	5,776	333
*	Denbury Resources Inc.	20,300	329
*	Newfield Exploration Co.	11,327	303
*	Ultra Petroleum Corp.	16,400	297
*	Oil States International Inc.	4,098	293
	SEACOR Holdings Inc.	3,397	285
*	Rowan Cos. plc Class A	8,883	278
	Energen Corp.	5,830	263
	Marathon Oil Corp.	8,482	260
	CONSOL Energy Inc.	7,605	244
*	Nabors Industries Ltd.	16,090	232
*	Kosmos Energy Ltd.	18,697	231
	World Fuel Services Corp.	5,400	222
	CARBO Ceramics Inc.	2,108	165
*	Whiting Petroleum Corp.	3,600	156
*	SandRidge Energy Inc.	21,613	137
*	Superior Energy Services Inc.	6,121	127
*	McDermott International Inc.	11,085	122
	EXCO Resources Inc.	13,311	90
	Baker Hughes Inc.	1,950	80
	Chesapeake Energy Corp.	4,500	75
*	Alpha Natural Resources Inc.	3,888	38
			50,086
Financials (7.8%)
*	Berkshire Hathaway Inc.
	Class B	62,777	5,631
	Wells Fargo & Co.	145,121	4,960
	JPMorgan Chase & Co.	111,101	4,885
	Bank of America Corp.	373,017	4,327
	Citigroup Inc.	105,492	4,173
	Goldman Sachs Group Inc.	18,285	2,332
	American Express Co.	37,859	2,176
	Simon Property Group Inc.	11,878	1,878
	US Bancorp	46,300	1,479
	Capital One Financial Corp.	22,592	1,309
	American Tower Corporation	16,573	1,281
	Morgan Stanley	63,960	1,223
	State Street Corp.	21,669	1,019
	Public Storage	6,472	938
	Discover Financial Services	24,229	934
*	American International
	Group Inc.	25,700	907
	Equity Residential	14,550	825
	Franklin Resources Inc.	6,525	820
	Boston Properties Inc.	7,481	792
	SunTrust Banks Inc.	27,529	780

			Market
			Value
		Shares	($000)
	Weyerhaeuser Co.	27,357	761
	Travelers Cos. Inc.	10,589	761
	Aon plc	13,400	745
	AvalonBay Communities Inc.	5,100	692
	Progressive Corp.	31,897	673
	Loews Corp.	16,316	665
	Host Hotels & Resorts Inc.	41,299	647
	Bank of New York
	Mellon Corp.	25,100	645
	Moody’s Corp.	12,500	629
	General Growth
	Properties Inc.	30,900	613
	Hartford Financial
	Services Group Inc.	26,400	592
	Fifth Third Bancorp	38,275	581
	Regions Financial Corp.	78,215	557
	Lincoln National Corp.	20,930	542
*	IntercontinentalExchange Inc.	4,271	529
*	CBRE Group Inc. Class A	25,773	513
	SL Green Realty Corp.	6,459	495
	Vornado Realty Trust	6,000	480
*	Affiliated Managers
	Group Inc.	3,684	479
	Federal Realty
	Investment Trust	4,519	470
	Aflac Inc.	8,800	467
	PNC Financial Services
	Group Inc.	7,700	449
	Unum Group	20,827	434
	MetLife Inc.	12,940	426
	Comerica Inc.	13,700	416
	Torchmark Corp.	7,948	411
	Taubman Centers Inc.	5,200	409
*	Alleghany Corp.	1,219	409
	Leucadia National Corp.	17,000	404
*	MSCI Inc. Class A	12,934	401
	Reinsurance Group of
	America Inc. Class A	7,470	400
	RenaissanceRe
	Holdings Ltd.	4,898	398
	Zions Bancorporation	18,451	395
	Raymond James
	Financial Inc.	10,234	394
	Extra Space Storage Inc.	10,800	393
*	Arch Capital Group Ltd.	8,850	390
	Jones Lang LaSalle Inc.	4,612	387
*	St. Joe Co.	16,600	383
	WR Berkley Corp.	10,143	383
	HCC Insurance Holdings Inc.	10,264	382
	Essex Property Trust Inc.	2,600	381
	Allstate Corp.	9,400	378
	Charles Schwab Corp.	26,105	375
*	American Capital Ltd.	31,200	374
	SEI Investments Co.	15,847	370
	DDR Corp.	23,607	370

Tax-Managed Balanced Fund

			Market
			Value
		Shares	($000)
	Tanger Factory
	Outlet Centers	10,800	369
	Legg Mason Inc.	14,354	369
	Alexandria Real Estate
	Equities Inc.	5,300	367
	First Horizon National Corp.	36,840	365
	American Financial
	Group Inc.	9,150	362
	East West Bancorp Inc.	16,769	360
	Douglas Emmett Inc.	15,334	357
*	Howard Hughes Corp.	4,800	350
	Equity Lifestyle
	Properties Inc.	5,200	350
	Digital Realty Trust Inc.	5,143	349
	First Republic Bank	10,400	341
	Apartment Investment &
	Management Co. Class A	12,576	340
	Brown & Brown Inc.	13,261	338
	Allied World Assurance Co.
	Holdings AG	4,248	335
*	Forest City Enterprises Inc.
	Class A	20,713	335
*	Markel Corp.	771	334
	TCF Financial Corp.	27,300	332
	City National Corp.	6,600	327
	KeyCorp	38,318	323
	Associated Banc-Corp	24,527	322
	Washington Federal Inc.	19,000	321
	Chubb Corp.	4,200	316
	CapitalSource Inc.	41,714	316
	Assurant Inc.	8,400	291
	Assured Guaranty Ltd.	20,094	286
	TD Ameritrade Holding Corp.	16,661	280
	White Mountains
	Insurance Group Ltd.	538	277
	LPL Financial Holdings Inc.	9,800	276
	NASDAQ OMX Group Inc.	10,873	272
*	TFS Financial Corp.	27,100	261
	Prudential Financial Inc.	4,712	251
	First Citizens
	BancShares Inc. Class A	1,517	248
*	Alexander & Baldwin Inc.	8,400	247
	CNA Financial Corp.	8,693	243
	Retail Properties of
	America Inc.	19,700	236
	Commerce Bancshares Inc.	6,584	231
	Lazard Ltd. Class A	7,700	230
	Huntington Bancshares Inc.	35,900	229
	BOK Financial Corp.	4,040	220
	ProAssurance Corp.	5,000	211
	Hanover Insurance Group Inc.	5,014	194
	ACE Ltd.	2,300	184
	StanCorp Financial Group Inc.	5,000	183
*	MBIA Inc.	22,375	176
	BRE Properties Inc.	3,400	173
	Jefferies Group Inc.	9,300	173

			Market
			Value
		Shares	($000)
*	Signature Bank	2,400	171
	BB&T Corp.	5,800	169
*	Genworth Financial Inc.
	Class A	20,900	157
	BlackRock Inc.	722	149
	Prologis Inc.	3,600	131
	CME Group Inc.	2,495	127
*	CIT Group Inc.	2,100	81
	Ameriprise Financial Inc.	1,180	74
	M&T Bank Corp.	750	74
	Hospitality Properties Trust	3,122	73
*	E*TRADE Financial Corp.	3,200	29
	Cullen/Frost Bankers Inc.	200	11
	People’s United Financial Inc.	400	5
			79,618
Health Care (5.7%)
	Johnson & Johnson	81,844	5,737
	Pfizer Inc.	222,590	5,583
	Merck & Co. Inc.	85,821	3,514
	Abbott Laboratories	48,200	3,157
	Amgen Inc.	28,555	2,465
*	Gilead Sciences Inc.	28,901	2,123
	UnitedHealth Group Inc.	37,413	2,029
*	Express Scripts Holding Co.	31,749	1,714
*	Biogen Idec Inc.	9,811	1,439
*	Celgene Corp.	18,012	1,418
	Allergan Inc.	13,009	1,193
	Bristol-Myers Squibb Co.	34,560	1,126
	Thermo Fisher Scientific Inc.	16,567	1,057
	McKesson Corp.	10,036	973
	Eli Lilly & Co.	19,600	967
	Medtronic Inc.	23,200	952
	WellPoint Inc.	15,426	940
*	Alexion Pharmaceuticals Inc.	8,886	834
	Cigna Corp.	14,962	800
*	Intuitive Surgical Inc.	1,590	780
	Stryker Corp.	13,949	765
	Aetna Inc.	15,855	734
	Covidien plc	11,800	681
*	Mylan Inc.	24,356	669
	AmerisourceBergen Corp.
	Class A	14,506	626
*	Watson Pharmaceuticals Inc.	7,264	625
	Agilent Technologies Inc.	14,807	606
	Humana Inc.	8,800	604
*	Forest Laboratories Inc.	16,219	573
*	Life Technologies Corp.	11,217	551
	Cardinal Health Inc.	13,245	545
	Perrigo Co.	5,228	544
	Zimmer Holdings Inc.	8,070	538
*	DaVita HealthCare
	Partners Inc.	4,800	531
	Baxter International Inc.	7,800	520
*	Waters Corp.	5,918	516
	St. Jude Medical Inc.	13,835	500
	CR Bard Inc.	4,965	485

Tax-Managed Balanced Fund

			Market
			Value
		Shares	($000)
*	Mettler-Toledo
	International Inc.	2,500	483
	Quest Diagnostics Inc.	8,019	467
*	Laboratory Corp. of
	America Holdings	5,191	450
	DENTSPLY International Inc.	11,183	443
	Universal Health
	Services Inc. Class B	8,717	421
*	Hospira Inc.	13,460	420
	Cooper Cos. Inc.	4,484	415
*	Varian Medical Systems Inc.	5,800	407
*	Vertex Pharmaceuticals Inc.	9,400	394
	Omnicare Inc.	10,893	393
	PerkinElmer Inc.	12,100	384
*	QIAGEN NV	19,400	352
	Tenet Healthcare Corp.	10,525	342
	HCA Holdings Inc.	11,244	339
*	Endo Health Solutions Inc.	12,869	338
*	Illumina Inc.	5,800	322
	Warner Chilcott plc Class A	26,309	317
	Techne Corp.	4,600	314
	Patterson Cos. Inc.	9,000	308
	Hill-Rom Holdings Inc.	10,722	306
*	CareFusion Corp.	8,395	240
*	Bio-Rad Laboratories Inc.
	Class A	2,100	221
	Becton Dickinson and Co.	1,884	147
*	Edwards Lifesciences Corp.	919	83
*	Cerner Corp.	505	39
			57,759
Industrials (5.2%)
	General Electric Co.	321,909	6,757
	Union Pacific Corp.	17,626	2,216
	United Technologies Corp.	24,876	2,040
	3M Co.	16,900	1,569
	Danaher Corp.	24,051	1,344
	Caterpillar Inc.	13,500	1,209
	Boeing Co.	15,820	1,192
	Precision Castparts Corp.	6,252	1,184
	FedEx Corp.	12,776	1,172
	United Parcel Service Inc.
	Class B	15,200	1,121
	Honeywell International Inc.	14,600	927
	Cummins Inc.	7,321	793
	Ingersoll-Rand plc	15,200	729
	WW Grainger Inc.	2,932	593
	Roper Industries Inc.	5,310	592
	CSX Corp.	29,700	586
	Fluor Corp.	9,958	585
	Raytheon Co.	10,049	578
	Emerson Electric Co.	10,800	572
	Flowserve Corp.	3,671	539
	AMETEK Inc.	14,200	534
	Southwest Airlines Co.	50,857	521
	Pentair Ltd.	10,087	496
*	Stericycle Inc.	5,198	485

			Market
			Value
		Shares	($000)
	Equifax Inc.	8,958	485
	Deere & Co.	5,600	484
	CH Robinson Worldwide Inc.	7,611	481
	TransDigm Group Inc.	3,510	479
	Expeditors International
	of Washington Inc.	11,766	465
*	Quanta Services Inc.	16,995	464
	Joy Global Inc.	7,219	460
	Pall Corp.	7,600	458
*	Fortune Brands Home
	& Security Inc.	15,625	457
*	Jacobs Engineering
	Group Inc.	10,595	451
	Textron Inc.	18,111	449
	Chicago Bridge &
	Iron Co. NV	9,558	443
*	B/E Aerospace Inc.	8,911	440
	JB Hunt Transport
	Services Inc.	7,310	436
*	AGCO Corp.	8,737	429
	Republic Services Inc.
	Class A	14,110	414
	Nordson Corp.	6,550	413
*	WABCO Holdings Inc.	6,296	410
	Gardner Denver Inc.	5,988	410
	Wabtec Corp.	4,653	407
	Trinity Industries Inc.	11,200	401
*	Shaw Group Inc.	8,600	401
	Tyco International Ltd.	13,700	401
	Valmont Industries Inc.	2,911	398
*	AECOM Technology Corp.	16,334	389
	Robert Half International Inc.	12,200	388
	Donaldson Co. Inc.	11,786	387
	KBR Inc.	12,796	383
	Manitowoc Co. Inc.	24,400	383
	SPX Corp.	5,397	379
	Towers Watson & Co.
	Class A	6,700	377
	Babcock & Wilcox Co.	14,319	375
	Rockwell Collins Inc.	6,400	372
*	WESCO International Inc.	5,419	365
	Stanley Black & Decker Inc.	4,927	364
	Copa Holdings SA Class A	3,638	362
	Toro Co.	8,318	358
	PACCAR Inc.	7,800	353
	Triumph Group Inc.	5,400	353
	Regal-Beloit Corp.	5,000	352
	Waste Connections Inc.	10,200	345
	Huntington Ingalls
	Industries Inc.	7,819	339
	Dun & Bradstreet Corp.	4,200	330
	ITT Corp.	13,869	325
	Alliant Techsystems Inc.	5,186	321
	Landstar System Inc.	6,085	319
	ADT Corp.	6,850	318
*	Navistar International Corp.	14,546	317

Tax-Managed Balanced Fund

			Market
			Value
		Shares	($000)
	MSC Industrial
	Direct Co. Inc. Class A	4,100	309
*	MRC Global Inc.	11,000	306
	URS Corp.	7,607	299
	Armstrong World
	Industries Inc.	5,803	294
	Xylem Inc.	10,739	291
	Kansas City Southern	3,200	267
	CNH Global NV	6,600	266
	Covanta Holding Corp.	14,400	265
	UTi Worldwide Inc.	19,212	257
	Kennametal Inc.	6,300	252
	General Dynamics Corp.	3,491	242
*	Spirit Aerosystems
	Holdings Inc. Class A	14,000	238
	Illinois Tool Works Inc.	3,700	225
	Manpower Inc.	5,250	223
	Fastenal Co.	4,725	221
	Cintas Corp.	5,150	211
*	Air Lease Corp.	8,000	172
	Con-way Inc.	6,065	169
	Norfolk Southern Corp.	2,700	167
	IDEX Corp.	3,529	164
	Lincoln Electric Holdings Inc.	3,323	162
*	Verisk Analytics Inc. Class A	3,000	153
*	Oshkosh Corp.	5,147	153
*	Delta Air Lines Inc.	12,100	144
*	Owens Corning	3,600	133
	Eaton Corp. plc	2,000	108
	Lockheed Martin Corp.	1,103	102
	Exelis Inc.	8,739	98
	Ryder System Inc.	1,400	70
	L-3 Communications
	Holdings Inc.	489	37
*	United Continental
	Holdings Inc.	1,200	28
*	Engility Holdings Inc.	81	2
			53,452
Information Technology (8.8%)
	Apple Inc.	31,904	17,006
	International Business
	Machines Corp.	37,247	7,135
*	Google Inc. Class A	9,072	6,435
	Microsoft Corp.	226,356	6,050
	Oracle Corp.	130,390	4,345
	QUALCOMM Inc.	60,300	3,740
	Cisco Systems Inc.	172,915	3,398
	Intel Corp.	151,400	3,123
	Visa Inc. Class A	19,224	2,914
*	eBay Inc.	43,944	2,242
	Mastercard Inc. Class A	4,170	2,049
*	EMC Corp.	80,436	2,035
	Texas Instruments Inc.	40,646	1,258
*	Yahoo! Inc.	55,566	1,106
*	Salesforce.com Inc.	6,403	1,076

			Market
			Value
		Shares	($000)
*	Cognizant Technology
	Solutions Corp. Class A	13,898	1,029
	Hewlett-Packard Co.	65,489	933
	Accenture plc Class A	13,800	918
*	Adobe Systems Inc.	24,296	915
	Broadcom Corp. Class A	26,243	871
	Intuit Inc.	14,124	840
	Motorola Solutions Inc.	14,267	794
	Corning Inc.	58,977	744
*	Symantec Corp.	38,839	731
	Dell Inc.	70,601	715
*	Citrix Systems Inc.	10,354	681
*	NetApp Inc.	19,971	670
*	Fiserv Inc.	7,971	630
	Altera Corp.	18,152	625
	Applied Materials Inc.	53,080	607
	Amphenol Corp. Class A	9,296	601
*	Teradata Corp.	9,451	585
	Analog Devices Inc.	13,596	572
	Xilinx Inc.	15,829	568
	Fidelity National Information
	Services Inc.	15,481	539
	Avago Technologies Ltd.
	Class A	15,535	492
*	Alliance Data Systems Corp.	3,377	489
*	BMC Software Inc.	11,383	451
*	VeriSign Inc.	11,328	440
	Solera Holdings Inc.	8,190	438
	CA Inc.	19,407	427
*	Autodesk Inc.	11,608	410
*	Juniper Networks Inc.	20,600	405
*	Synopsys Inc.	12,300	392
	Global Payments Inc.	8,514	386
	Jabil Circuit Inc.	19,900	384
	Activision Blizzard Inc.	35,860	381
	FLIR Systems Inc.	16,969	379
	FactSet Research
	Systems Inc.	4,299	379
	IAC/InterActiveCorp	7,800	369
	Western Union Co.	25,665	349
	National Instruments Corp.	12,911	333
	DST Systems Inc.	5,430	329
	Computer Sciences Corp.	8,200	328
*	Lam Research Corp.	7,700	278
	SAIC Inc.	22,806	258
	NVIDIA Corp.	20,600	253
	Total System Services Inc.	11,700	251
*	Fairchild Semiconductor
	International Inc. Class A	16,325	235
	Automatic Data
	Processing Inc.	3,674	209
*	Atmel Corp.	28,800	189
	Xerox Corp.	26,155	178
	Maxim Integrated
	Products Inc.	5,500	162
	Linear Technology Corp.	4,000	137

Tax-Managed Balanced Fund

			Market
			Value
		Shares	($000)
*	Ingram Micro Inc.	7,800	132
	Lexmark International Inc.
	Class A	5,300	123
	Marvell Technology
	Group Ltd.	15,000	109
	Harris Corp.	2,100	103
*	LSI Corp.	14,400	102
*	NCR Corp.	4,000	102
	AVX Corp.	6,400	69
*	Tech Data Corp.	1,400	64
*	Arrow Electronics Inc.	1,600	61
*	Facebook Inc. Class A	2,000	53
*	Freescale
	Semiconductor Ltd.	2,600	29
	Lender Processing
	Services Inc.	800	20
			89,158
Materials (1.9%)
	Monsanto Co.	20,808	1,969
	Freeport-McMoRan
	Copper & Gold Inc.	29,394	1,005
	Ecolab Inc.	12,200	877
	LyondellBasell Industries
	NV Class A	13,538	773
	EI du Pont de
	Nemours & Co.	16,728	752
	Mosaic Co.	12,948	733
	Sherwin-Williams Co.	4,600	708
	CF Industries Holdings Inc.	3,412	693
	Dow Chemical Co.	18,300	591
	Newmont Mining Corp.	12,354	574
	Sigma-Aldrich Corp.	7,580	558
	Vulcan Materials Co.	10,134	527
	FMC Corp.	8,798	515
	Ashland Inc.	5,998	482
	Praxair Inc.	4,400	482
	Ball Corp.	10,718	480
	Celanese Corp. Class A	10,440	465
	Airgas Inc.	5,019	458
*	WR Grace & Co.	6,600	444
	Alcoa Inc.	49,200	427
	Reliance Steel &
	Aluminum Co.	6,800	422
*	Crown Holdings Inc.	11,441	421
	Cytec Industries Inc.	5,833	401
	Royal Gold Inc.	4,771	388
	United States Steel Corp.	16,059	383
	Westlake Chemical Corp.	4,600	365
*	Owens-Illinois Inc.	17,000	362
	Albemarle Corp.	5,400	335
	Nucor Corp.	7,400	320
	Silgan Holdings Inc.	7,206	300
	Martin Marietta Materials Inc.	3,086	291
	Walter Energy Inc.	6,907	248
	Valspar Corp.	3,800	237

			Market
			Value
		Shares	($000)
	Scotts Miracle-Gro Co.
	Class A	5,042	222
	Sealed Air Corp.	11,800	207
	International Paper Co.	4,943	197
	Eastman Chemical Co.	2,640	180
	Cliffs Natural Resources Inc.	4,384	169
	Intrepid Potash Inc.	6,803	145
*	Tahoe Resources Inc.	3,200	59
	Air Products & Chemicals Inc.	500	42
			19,207
Telecommunication Services (1.4%)
	AT&T Inc.	175,966	5,932
	Verizon
	Communications Inc.	80,000	3,461
*	Crown Castle
	International Corp.	13,467	972
*	Sprint Nextel Corp.	148,535	842
*	SBA Communications
	Corp. Class A	8,011	569
*	Level 3
	Communications Inc.	18,900	437
*	tw telecom inc Class A	14,900	379
*	MetroPCS
	Communications Inc.	33,900	337
	Telephone & Data
	Systems Inc.	14,125	313
*	NII Holdings Inc.	40,451	288
*	United States Cellular Corp.	7,715	272
	CenturyLink Inc.	3,300	129
*	Clearwire Corp. Class A	10,263	30
			13,961
Utilities (1.6%)
	Southern Co.	29,442	1,260
	NextEra Energy Inc.	16,397	1,134
	Duke Energy Corp.	12,830	819
	Sempra Energy	10,529	747
	Edison International	16,308	737
	Public Service Enterprise
	Group Inc.	22,764	697
	Dominion Resources Inc.	13,408	694
	Consolidated Edison Inc.	11,880	660
	Northeast Utilities	15,264	596
	PG&E Corp.	14,635	588
	Xcel Energy Inc.	21,000	561
	ONEOK Inc.	12,284	525
	Wisconsin Energy Corp.	14,232	524
	Entergy Corp.	7,700	491
*	Calpine Corp.	26,810	486
	NRG Energy Inc.	20,624	474
	AES Corp.	44,069	471
	American Water
	Works Co. Inc.	12,528	465
	OGE Energy Corp.	7,593	428
	CMS Energy Corp.	16,627	405
	MDU Resources Group Inc.	18,204	387
	UGI Corp.	11,552	378

Tax-Managed Balanced Fund

		Market
		Value
	Shares	($000)
ITC Holdings Corp.	4,870	375
NV Energy Inc.	20,487	372
Aqua America Inc.	13,983	355
National Fuel Gas Co.	6,901	350
Alliant Energy Corp.	7,713	339
Questar Corp.	16,333	323
AGL Resources Inc.	6,000	240

		Market
		Value
	Shares	($000)
FirstEnergy Corp.	4,878	204
Exelon Corp.	3,992	119
American Electric
Power Co. Inc.	300	13
		16,217
Total Common Stocks
(Cost $300,316)		487,649

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (51.6%)
Alabama (0.2%)
Alabama 21st Century Authority
Tobacco Settlement Revenue	5.000%	6/1/20	500	600
Alabama Incentives Financing Authority
Special Obligation Revenue	5.000%	9/1/32	380	436
Alabama Public School & College Authority
Capital Improvement Revenue	5.000%	12/1/21	500	591
Alabama Public School & College Authority
Capital Improvement Revenue	5.000%	12/1/22	500	590
				2,217
Alaska (0.1%)
Alaska Housing Finance Corp.
General Housing Revenue	5.000%	12/1/29	500	589

Arizona (1.0%)
Arizona Board Regents Arizona State
University System Revenue	5.875%	7/1/24	100	122
Arizona COP	5.000%	10/1/18 (4)	500	587
Arizona Health Facilities Authority Revenue
(Banner Health)	5.000%	1/1/25	500	557
Arizona School Facilities Board COP	5.500%	9/1/23	500	575
Arizona School Facilities Board Revenue
(School Improvement)	5.750%	7/1/14 (Prere.)	500	540
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/24	500	609
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/25	500	572
Arizona Water Infrastructure Finance
Authority Revenue	4.000%	10/1/14	500	531
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/30	275	299
Mesa AZ Utility System Revenue	5.000%	7/1/14 (Prere.)	500	535
Phoenix AZ Civic Improvement Corp.
Airport Revenue	5.000%	7/1/24	300	349
Phoenix AZ Civic Improvement Corp.
Airport Revenue (Light Rail Project)	5.000%	7/1/19 (2)	780	833
Phoenix AZ Civic Improvement Corp.
Water System Revenue	5.000%	7/1/21 (14)	500	552
Pima County AZ Sewer Revenue	5.000%	7/1/20	500	609
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/28	750	877

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	12/1/28	500	605
Salt Verde AZ Financial Project Revenue	5.250%	12/1/24	500	599
University Medical Center Corp. Arizona
Hospital Revenue	5.000%	7/1/19	500	573
Yavapai County AZ Industrial Development
Authority Hospital Facility Revenue
(Northern Arizona Healthcare System)	5.250%	10/1/22	500	607
				10,531
California (5.8%)
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Jackson Laboratory)	5.000%	7/1/21	350	422
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Jewish Home
San Francisco) VRDO	0.000%	1/3/13 LOC	100	100
Alameda CA Corridor Transportation
Authority Revenue	0.000%	10/1/30 (2)	625	240
Bay Area CA Infrastructure Financing
Authority Revenue	5.000%	8/1/17 (14)	500	532
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/16 (Prere.)	500	570
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	10/1/30	500	571
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/31	500	591
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/16	500	571
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/17	500	588
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/18	500	605
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/18	500	605
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/19	500	618
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/20	575	717
California Department of Water Resources
Water System Revenue (Central Valley Project)	5.000%	12/1/28	500	581
California Economic Recovery GO	5.000%	7/1/14 (Prere.)	205	219
California Economic Recovery GO	5.000%	7/1/15	295	315
California Economic Recovery GO	5.000%	7/1/18	500	606
California Economic Recovery GO	5.000%	7/1/19	500	617
California Economic Recovery GO	5.000%	7/1/20	500	611
California Economic Recovery GO	5.250%	7/1/21	500	613
California Economic Recovery GO	5.000%	7/1/22	500	565
California Educational Facilities Authority
Revenue (University of San Francisco)	6.125%	10/1/30	500	626
California GO	5.250%	10/1/13 (14)	500	518
California GO	5.000%	11/1/13	500	519
California GO	5.000%	6/1/15	500	543
California GO	6.000%	2/1/16	500	578
California GO	5.000%	11/1/16	350	402
California GO	5.000%	3/1/17	500	579
California GO	5.000%	4/1/17	500	581
California GO	5.500%	4/1/18	500	609

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
California GO	6.000%	4/1/18	500	623
California GO	5.000%	9/1/18	500	569
California GO	5.000%	11/1/18 (3)	500	587
California GO	5.000%	6/1/19 (14)	500	579
California GO	5.000%	9/1/21	500	619
California GO	5.000%	10/1/21	250	281
California GO	5.000%	6/1/25	495	534
California GO	5.500%	3/1/26	500	583
California GO	5.000%	6/1/27 (14)	500	564
California GO	5.000%	9/1/27	500	555
California GO	4.500%	8/1/28 (2)	485	525
California GO	5.250%	2/1/29	500	592
California GO	5.750%	4/1/29	500	593
California GO	5.000%	9/1/29 (2)	500	546
California GO	5.250%	3/1/30	500	578
California GO	5.250%	9/1/30	500	587
California GO	5.000%	2/1/32	500	577
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.250%	3/1/22	300	357
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West) PUT	5.000%	7/1/14	500	533
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/17	500	578
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children’s
Hospital at Stanford)	5.000%	8/15/20	325	397
California Health Facilities Financing Authority
Revenue (Rady Children’s Hospital)	5.000%	8/15/31	500	546
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.500%	8/15/26	500	602
California Infrastructure & Economic
Development Bank Revenue (Bay Area
Toll Bridges Seismic Retrofit)	5.000%	1/1/28 (Prere.)	500	671
California Municipal Finance Authority Revenue
(University of La Verne)	6.125%	6/1/30	500	589
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.125%	12/1/29	250	284
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/32	350	391
California State University Revenue Systemwide	5.750%	11/1/27	500	590
California State University Revenue Systemwide	5.250%	11/1/29	300	344
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)	5.000%	4/1/19	500	591
California Statewide Communities Development
Authority Revenue (Proposition 1A Receivables
Program)	5.000%	6/15/13	500	511
Colton CA Public Financing Authority Electric
Revenue	5.000%	4/1/28	500	570
Irvine CA Reassessment District No. 85-7A
Improvement Revenue VRDO	0.000%	1/3/13 LOC	200	200
Los Angeles CA Community College District GO	5.000%	8/1/27	500	576
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/27	500	586
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/24	500	594

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
1 Los Angeles CA Department of Water
& Power Revenue TOB VRDO	0.100%	1/2/13	600	600
Los Angeles CA Department of Water
& Power Revenue VRDO	0.080%	1/2/13	2,800	2,800
Los Angeles CA Department of Water
& Power Revenue VRDO	0.000%	1/3/13	400	400
Los Angeles CA GO	5.000%	9/1/14 (Prere.)	500	539
Los Angeles CA Unified School District GO	5.000%	7/1/21 (4)	1,825	2,124
Los Angeles CA Unified School District GO	5.000%	7/1/26	500	583
Los Angeles CA Unified School District GO	5.000%	7/1/29	500	580
Los Angeles CA Unified School District GO	5.000%	7/1/29	500	585
Los Angeles CA Wastewater System Revenue	5.000%	6/1/29	500	584
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/19	560	690
1 Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue
TOB VRDO	0.100%	1/2/13	100	100
Los Angeles County CA Public Works
Financing Authority Lease Revenue	5.000%	8/1/26	500	579
Sacramento CA Municipal Utility
District Revenue	5.000%	8/15/27 (4)	500	566
Sacramento CA Regional Transit
District Farebox Revenue	5.000%	3/1/23	500	580
Sacramento County CA Airport Revenue	5.625%	7/1/29	500	585
San Bernardino County CA Transportation
Authority Revenue	5.000%	3/1/31	500	593
San Diego CA Community College District GO	5.000%	8/1/31	500	586
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/28	500	579
San Diego CA Public Facilities Financing
Authority Water Revenue	5.250%	8/1/28	500	596
San Diego CA Unified School District GO	0.000%	7/1/27	500	276
San Diego CA Unified School District GO	5.500%	7/1/27 (4)	500	657
San Diego CA Unified School District GO	0.000%	7/1/28	500	260
San Diego CA Unified School District GO	0.000%	7/1/29	500	245
San Diego County CA Regional Airport
Authority Revenue	5.000%	7/1/30 (4)	500	564
San Diego County CA Regional Transportation
Commission Sales Tax Revenue	5.000%	4/1/31	560	670
San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	4.000%	7/1/21	350	414
San Francisco CA City & County Earthquake
Safety GO	5.000%	6/15/28	500	588
San Francisco CA City & County International
Airport Revenue	5.250%	5/1/22	500	598
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/27	225	267
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/30	500	580
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.500%	11/1/30	500	614
San Jose CA Redevelopment Agency Tax
Allocation Revenue	6.500%	8/1/28	700	765
University of California Revenue	5.000%	5/15/21	500	554
University of California Revenue	5.000%	5/15/25	500	585
University of California Revenue	5.000%	5/15/27 (14)	500	561

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
University of California Revenue	5.000%	5/15/28 (14)	500	559
1 University of California Revenue TOB VRDO	0.100%	1/2/13	730	730
				58,550
Colorado (1.1%)
Colorado (UCDHSC Fitzsimons
Academic Projects) COP	5.000%	11/1/21	500	606
Colorado Department of Transportation RAN	5.250%	12/15/13 (Prere.)	3,750	3,925
Colorado Department of Transportation RAN	5.500%	6/15/15 (14)	500	560
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)	5.250%	2/1/31	500	581
1 Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives) TOB VRDO	0.130%	1/2/13	595	595
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	5.000%	12/1/27	500	544
Colorado Springs CO Utility System Revenue	5.000%	11/15/28	500	605
Denver CO City & County Airport Revenue	5.000%	11/15/20	500	609
Denver CO City & County Airport Revenue	5.000%	11/15/26	430	499
E-470 Public Highway Authority Colorado Revenue	5.250%	9/1/18 (14)	1,500	1,685
E-470 Public Highway Authority Colorado Revenue	5.375%	9/1/26	500	555
University of Colorado Enterprise System Revenue	5.000%	6/1/29	500	597
				11,361
Connecticut (1.0%)
Connecticut GO	5.500%	12/15/13	3,000	3,151
Connecticut GO	5.000%	1/1/14	500	524
Connecticut GO	5.000%	11/1/14	500	543
Connecticut GO	5.000%	12/1/14	500	544
Connecticut GO	5.000%	11/1/16	410	475
Connecticut GO	5.000%	4/15/21	500	629
Connecticut GO	5.000%	4/15/28	500	605
Connecticut GO	5.000%	10/15/32	705	840
Connecticut Health & Educational Facilities
Authority Revenue (Hartford Healthcare)	5.000%	7/1/26	500	560
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) VRDO	0.110%	1/7/13	2,100	2,100
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	2/1/16	110	125
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	11/1/25	500	586
				10,682
Delaware (0.1%)
Delaware GO	5.000%	10/1/20	500	637

District of Columbia (0.2%)
District of Columbia GO	5.000%	6/1/21 (4)	500	585
District of Columbia Income Tax Revenue	5.250%	12/1/27	500	606
District of Columbia Income Tax Revenue	5.000%	12/1/30	500	586
Metropolitan Washington DC/VA Airports
Authority Airport System Revenue	5.000%	10/1/24	500	589
				2,366
Florida (2.1%)
Broward County FL Airport System Revenue	5.000%	10/1/28	400	467
Broward County FL Airport System Revenue	5.375%	10/1/29	500	576
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	6/1/15	1,000	1,090

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Citizens Property Insurance Corp. Florida Revenue
(Coastal Account)	5.250%	6/1/17	435	503
Citizens Property Insurance Corp. Florida Revenue
(Coastal Account)	5.500%	6/1/17	1,075	1,254
Citizens Property Insurance Corp. Florida Revenue
(Personal Lines Account/Commercial
Lines Account)	5.000%	6/1/20	450	529
Florida Board of Education Capital Outlay GO	5.000%	1/1/14	500	524
Florida Board of Education Lottery Revenue	5.000%	7/1/16 (2)	500	559
Florida Board of Education Lottery Revenue	5.000%	7/1/18	500	595
Florida Board of Education Public Education
Capital Outlay GO	4.000%	6/1/16	300	334
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/22	500	606
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/24	500	577
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/15 (14)	625	691
Florida Department of Transportation GO	5.000%	7/1/19	545	673
Florida Municipal Power Agency Revenue
(St. Lucie Project)	5.000%	10/1/26	500	594
Florida Turnpike Authority Revenue	5.000%	7/1/19	500	611
Jacksonville FL Electric Authority Water
& Sewer Revenue	5.000%	10/1/31	500	583
Jacksonville FL Special Revenue	5.000%	10/1/32	500	586
Lakeland FL Educational Facilities Revenue
(Florida Southern College Project)	5.000%	9/1/31	880	958
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	4.875%	10/1/24	500	576
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/30	585	663
Miami-Dade County FL School Board COP	5.000%	11/1/22 (2)	500	558
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/30	500	571
1 Miami-Dade County FL Special Obligation
Revenue TOB VRDO	0.120%	1/2/13 LOC	600	600
Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/26 (14)	500	575
Orange County FL Health Facilities Authority
Revenue (Nemours Foundation Project)	5.000%	1/1/19	500	598
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/30	500	574
2 Orlando FL Utility Commission Utility
System Revenue	5.000%	10/1/22	500	633
Orlando FL Utility Commission Water
& Electric Revenue	5.250%	10/1/13 (ETM)	500	519
Orlando FL Utility Commission Water
& Electric Revenue	5.250%	10/1/14 (ETM)	500	543
Tampa FL Cigarette Tax Allocation Revenue
(H. Lee Moffitt Cancer Center Project)	5.000%	9/1/26	200	232
Tampa FL Health System Revenue
(Baycare Health System)	5.000%	11/15/33	500	567
Tampa FL Hospital Revenue	5.000%	7/1/23	750	855
Tohopekaliga FL Water Authority Utility
System Revenue	5.750%	10/1/30	500	616
				20,990

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Georgia (1.6%)
Atlanta GA Airport Revenue	5.000%	1/1/16	525	588
Atlanta GA Airport Revenue	5.000%	1/1/20	500	604
Atlanta GA Water & Wastewater Revenue	5.750%	11/1/27 (4)	500	674
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power Co.
Plant Vogtle Project) PUT	1.750%	6/1/17	500	513
Cobb County GA Kennestone Hospital
Authority Revenue	5.000%	4/1/24	400	490
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/31	500	593
Georgia GO	5.000%	10/1/13	500	518
Georgia GO	4.000%	1/1/15	575	616
Georgia GO	5.000%	9/1/15 (Prere.)	500	560
Georgia GO	5.000%	4/1/16	500	572
Georgia GO	5.000%	5/1/16	500	573
Georgia GO	5.000%	7/1/16	400	461
Georgia GO	5.000%	7/1/16	500	577
Georgia GO	5.000%	5/1/17	450	532
Georgia GO	5.750%	8/1/17	500	613
Georgia GO	5.000%	7/1/21	500	642
Georgia GO	5.000%	7/1/22	500	603
Georgia GO	5.000%	5/1/25	500	596
Georgia Road & Tollway Authority GAN	5.000%	6/1/14	500	532
Georgia Road & Tollway Authority Revenue	5.000%	6/1/17	500	587
Gwinnett County GA School District GO	5.000%	2/1/17 (ETM)	500	583
Gwinnett County GA School District GO	5.000%	2/1/28	500	645
Main Street Natural Gas Inc. Georgia
Gas Project Revenue	5.000%	3/15/16	590	653
Main Street Natural Gas Inc. Georgia
Gas Project Revenue	5.000%	3/15/21	500	568
Milledgeville-Baldwin County GA Development
Authority Revenue (Georgia College & State
University Foundation)	5.625%	9/1/14 (Prere.)	500	548
Municipal Electric Authority Georgia Revenue
(Combined Cycle Project)	5.000%	11/1/17	365	428
Municipal Electric Authority Georgia Revenue
(Project One)	5.250%	1/1/17	525	607
Private Colleges & University Authority of
Georgia Revenue (Emory University)	5.000%	9/1/28	500	586
				16,062
Hawaii (0.6%)
Hawaii GO	5.000%	7/1/14 (2)	500	535
Hawaii GO	5.750%	2/1/15 (4)	500	554
Hawaii GO	5.000%	11/1/16	200	232
Hawaii GO	5.000%	4/1/19 (2)	500	580
Hawaii GO	5.000%	12/1/21	375	476
Hawaii GO	5.000%	6/1/29	500	598
Hawaii GO	5.000%	12/1/29	500	602
Hawaii Pacific Health Revenue	5.000%	7/1/19	575	648
Honolulu HI City & County GO	5.000%	7/1/20 (4)	500	580
Honolulu HI City & County GO	5.000%	12/1/30	310	373
Honolulu HI City & County GO	5.250%	8/1/31	500	612
University of Hawaii Revenue	5.000%	10/1/27	500	587
				6,377

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Illinois (1.8%)
Chicago IL Board of Education GO	5.250%	12/1/24 (4)	500	567
Chicago IL Board of Education GO	5.250%	12/1/26 (12)	500	562
Chicago IL GO	5.000%	12/1/16 (2)	500	569
Chicago IL GO	5.500%	1/1/17 (4)	500	575
Chicago IL GO	5.000%	1/1/19 (2)	500	564
Chicago IL Metropolitan Water Reclamation
District GO	5.000%	12/1/31	500	599
Chicago IL O’Hare International Airport Revenue	5.250%	1/1/15 (14)	155	169
Chicago IL O’Hare International Airport Revenue	5.250%	1/1/17 (14)	370	428
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/24 (4)	500	576
Chicago IL O’Hare International Airport Revenue	5.250%	1/1/24 (14)	500	554
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/32	500	563
Cook County IL GO	5.000%	11/15/21	500	584
Cook County IL GO	5.000%	11/15/28	500	573
Cook County IL GO	5.250%	11/15/28	500	590
Illinois Finance Authority Revenue
(Art Institute of Chicago)	4.000%	3/1/16	500	545
Illinois Finance Authority Revenue
(Ascension Health Credit Group)	5.000%	11/15/32	500	572
Illinois Finance Authority Revenue
(Trinity Health Corp.)	5.000%	12/1/30	500	574
Illinois Finance Authority Revenue
(University of Chicago)	5.000%	10/1/29	500	596
Illinois GO	5.000%	1/1/18	500	574
Illinois GO	5.000%	8/1/19	250	289
Illinois GO	5.000%	8/1/20	500	579
Illinois GO	5.000%	1/1/21 (4)	710	807
Illinois GO	5.000%	8/1/21	500	578
Illinois GO	5.000%	6/1/26	500	546
Illinois Regional Transportation Authority Revenue	6.250%	7/1/23 (4)	500	675
Illinois Sales Tax Revenue	5.500%	6/15/17 (3)	500	595
Illinois Toll Highway Authority Revenue	5.000%	1/1/25 (4)	500	567
Illinois Toll Highway Authority Revenue	5.000%	1/1/28	500	561
Illinois Unemployment Insurance Fund Building
Receipts Revenue	5.000%	12/15/19	250	272
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/19 (3)	1,000	829
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/26 (4)	500	287
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/27 (4)	250	136
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.250%	6/1/20	500	599
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	6.000%	6/1/28	400	482
1 Schaumburg IL GO TOB VRDO	0.150%	1/7/13 (13)	400	400
				18,536
Indiana (0.3%)
Indiana Finance Authority Revenue
(State Revolving Fund)	5.000%	2/1/18	500	599
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/32	500	582
Indiana Health & Educational Facility Financing
Authority Hospital Revenue (Clarian Health
Obligated Group)	5.000%	2/15/25	290	318

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Indiana Municipal Power Agency Revenue	5.250%	1/2/13 (Prere.)	500	500
Indiana Office Building Commission Facilities
Revenue (New Castle Correctional Facility)	5.250%	7/1/19 (14)	500	606
Indiana University Student Fee Revenue	5.000%	6/1/19	445	549
Indiana University Student Fee Revenue	5.000%	8/1/23	100	117
				3,271
Iowa (0.0%)
Iowa Special Obligation Revenue (Ijobs Program)	5.000%	6/1/24	220	263

Kansas (0.5%)
Kansas Department of Transportation
Highway Revenue	5.000%	9/1/22	500	599
Leavenworth County KS Unified School
District GO	4.500%	9/1/19 (12)	500	596
University of Kansas Hospital Authority Health
Facilities Improvement Revenue	5.000%	9/1/16	1,250	1,434
University of Kansas Hospital Authority Health
Facilities Improvement Revenue	5.000%	9/1/17	900	1,025
Wichita KS Hospital Facilities Revenue
(Via Christi Health System Inc.)	5.000%	11/15/29	500	571
Wyandotte County/Kansas City KS Unified
Government Utility System Revenue	5.000%	9/1/23	500	602
				4,827
Kentucky (0.4%)
Kentucky Economic Development Finance
Authority Hospital Revenue (Baptist Healthcare
System Obligated Group) VRDO	0.120%	1/2/13 LOC	2,185	2,185
Kentucky Property & Building Commission
Revenue	5.250%	10/1/15 (4)	150	168
Kentucky Property & Building Commission
Revenue	5.375%	11/1/23	500	600
Kentucky Property & Building Commission
Revenue	5.000%	11/1/26 (4)	500	574
Kentucky Turnpike Authority Economic
Development Road Revenue
(Revitalization Project)	4.000%	7/1/17	500	568
Kentucky Turnpike Authority Economic
Development Road Revenue
(Revitalization Project)	5.000%	7/1/25	305	364
				4,459
Louisiana (0.5%)
Jefferson Parish LA Environmental Facilities
& Community Development Authority Revenue	5.000%	4/1/18	405	471
Louisiana Citizens Property Insurance Corp.
Assessment Revenue	5.000%	6/1/22 (2)	500	546
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/31 (4)	500	555
Louisiana GO	5.000%	5/1/16 (Prere.)	500	573
Louisiana GO	5.000%	5/1/16 (Prere.)	500	573
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project)	5.000%	5/15/16	1,260	1,378
New Orleans LA GO	5.000%	12/1/31	500	562
St. Charles Parish LA Gulf Opportunity Zone
Revenue (Valero Energy Corp.) PUT	4.000%	6/1/22	385	423
				5,081

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Maine (0.1%)
Portland ME Airport Revenue	5.000%	1/1/20 (4)	500	593

Maryland (1.5%)
Howard County MD GO	5.000%	8/15/24	200	249
Maryland Department of Transportation Revenue	5.000%	2/15/18	500	602
Maryland GO	5.000%	3/1/15	550	604
Maryland GO	5.250%	3/1/15	500	552
Maryland GO	5.000%	8/1/15	500	558
Maryland GO	5.000%	8/1/15 (Prere.)	500	557
Maryland GO	5.000%	8/1/16 (Prere.)	450	519
Maryland GO	5.000%	11/1/16	105	122
Maryland GO	5.000%	3/15/17	500	589
Maryland GO	5.000%	7/15/17	610	726
Maryland GO	5.000%	8/1/17	500	596
Maryland GO	5.250%	8/15/17	500	602
Maryland GO	5.000%	3/15/22	500	607
Maryland Health & Higher Educational Facilities
Authority Revenue (Anne Arundel
Health System)	5.000%	7/1/27	500	581
Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins Health
System Obligated Group)	5.000%	7/1/24	500	612
Maryland Health & Higher Educational Facilities
Authority Revenue (Loyola University)	5.000%	10/1/16	575	658
Maryland Health & Higher Educational Facilities
Authority Revenue (Maryland Institute
College of Art)	5.000%	6/1/20	500	589
Maryland Transportation Authority Facilities
Projects Revenue	5.000%	7/1/15 (4)	750	800
Maryland Transportation Authority Facilities
Projects Revenue	5.000%	7/1/22	500	605
Maryland Transportation Authority GAN	5.000%	3/1/16	465	527
Maryland Transportation Authority GAN	5.250%	3/1/16	585	668
Maryland Transportation Authority GAN	5.250%	3/1/20	500	620
Montgomery County MD GO	5.000%	7/1/17	500	594
Montgomery County MD GO	5.000%	11/1/17	500	600
Prince Georges County MD GO	5.000%	9/15/23	500	628
Washington Suburban Sanitation District
Maryland GO	5.000%	6/1/17	500	593
				14,958
Massachusetts (2.3%)
Boston MA GO	5.000%	2/1/22	500	642
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/18 (Prere.)	500	612
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.250%	7/1/22	480	619
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.500%	7/1/26 (14)	400	534
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.250%	7/1/28	500	657
Massachusetts College Building Authority
Revenue	5.000%	5/1/16 (Prere.)	500	572
Massachusetts College Building Authority
Revenue	5.250%	5/1/29	445	527

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/23	500	590
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.500%	1/1/30	350	395
Massachusetts Development Finance Agency
Revenue (Harvard University)	5.000%	1/1/20	355	447
Massachusetts Development Finance Agency
Revenue (UMASS Memorial Medical Center)	5.125%	7/1/26	500	558
Massachusetts GO	5.500%	11/1/13 (3)	2,000	2,088
Massachusetts GO	5.000%	5/1/14	500	531
Massachusetts GO	5.000%	8/1/14	500	536
Massachusetts GO	5.000%	8/1/15	500	557
Massachusetts GO	5.500%	11/1/16	500	590
Massachusetts GO	5.500%	10/1/18	500	623
Massachusetts GO	5.000%	7/1/20	500	617
Massachusetts GO	5.000%	8/1/20	500	626
Massachusetts GO	5.250%	8/1/20	300	381
Massachusetts GO	5.500%	10/1/20 (14)	500	646
Massachusetts GO	5.500%	10/1/20	500	646
Massachusetts GO	5.250%	8/1/23	500	651
Massachusetts GO	5.000%	3/1/26	500	587
Massachusetts GO	5.000%	4/1/29	500	598
Massachusetts Health & Educational Facilities
Authority Revenue (Harvard University)	5.000%	12/15/28	500	605
Massachusetts Health & Educational Facilities
Authority Revenue (Lahey Clinic Medical Center)	5.000%	8/15/15 (14)	500	546
Massachusetts Port Authority Revenue	5.000%	7/1/17	415	488
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	415	463
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	195	218
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	65	73
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	305	340
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	5/15/19	500	616
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	10/15/20	225	283
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/23	495	622
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/30 (4)	20	22
Massachusetts Special Obligation Dedicated
Tax Revenue	5.500%	1/1/26 (3)	500	633
Massachusetts Turnpike Authority Revenue
(Metropolitan Highway System)	0.000%	1/1/29 (14)	300	172
Massachusetts Water Pollution Abatement
Trust Revenue	5.250%	8/1/21	500	651
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/25	895	1,086
University of Massachusetts Building Authority
Revenue	5.250%	11/1/14 (Prere.)	500	545
				23,193

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Michigan (1.4%)
Detroit MI City School District GO	5.250%	5/1/28 (4)	500	595
Mason MI Public School District GO	5.250%	5/1/14 (Prere.)	165	176
Mason MI Public School District GO	5.250%	5/1/17 (4)	1,685	1,786
Michigan Building Authority Revenue	5.000%	10/15/20 (4)	500	597
Michigan Finance Authority Revenue
(Sparrow Obligated Group)	5.000%	11/15/27	500	572
Michigan Finance Authority Revenue
(State Clean Water Revolving Fund)	5.000%	10/1/31	500	600
Michigan GO	5.000%	9/15/14 (4)	500	538
Michigan GO	5.000%	5/1/18	500	603
Michigan GO	5.500%	11/1/25	595	710
Michigan Housing Development Authority
Single Family Mortgage Revenue VRDO	0.150%	1/7/13	3,100	3,100
Michigan Trunk Line Revenue	5.000%	11/1/21	500	602
Oakland University of Michigan Revenue VRDO	0.130%	1/7/13 LOC	3,900	3,900
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/16	500	570
				14,349
Minnesota (0.7%)
Chisago Lakes MN Independent School
District GO	5.000%	2/1/15 (4)	500	545
Minnesota General Fund Revenue	5.000%	3/1/28	500	606
Minnesota GO	5.000%	6/1/13	65	66
Minnesota GO	5.000%	6/1/13 (ETM)	435	444
Minnesota GO	5.000%	11/1/14	500	543
Minnesota GO	5.000%	8/1/15	500	558
Minnesota GO	5.000%	10/1/17	500	598
Minnesota GO	5.000%	8/1/19	500	625
Minnesota GO	5.000%	8/1/21	500	614
Minnesota Public Facilities Authority Revenue
(State Revolving Fund)	5.000%	3/1/15	500	549
Southern Minnesota Municipal Power Agency
Power Supply System Revenue	5.250%	1/1/30	500	567
University of Minnesota Revenue	5.000%	8/1/19	500	615
University of Minnesota Revenue	5.250%	12/1/29	500	610
				6,940
Mississippi (0.1%)
DeSoto County MS School District GO	5.000%	5/1/19	370	456
Mississippi GO	5.500%	12/1/18	750	937
				1,393
Missouri (0.3%)
Curators of the University of Missouri System
Facilities Revenue	5.000%	11/1/15 (Prere.)	130	146
Curators of the University of Missouri System
Facilities Revenue	5.000%	11/1/26	370	409
Missouri Highways & Transportation Commission
Road Revenue	5.000%	5/1/15	300	332
Missouri Highways & Transportation Commission
Road Revenue	5.000%	5/1/17	500	589
Missouri Highways & Transportation Commission
Road Revenue	5.000%	2/1/23	600	777

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Missouri Highways & Transportation Commission
Road Revenue	5.000%	5/1/23	500	597
Missouri Highways & Transportation Commission
Road Revenue	5.250%	5/1/23	350	409
				3,259
Nebraska (0.2%)
Lincoln County NE Hospital Authority No. 1
Hospital Revenue (Great Plains Regional
Medical Center Project)	5.000%	11/1/23	750	855
Lincoln NE Electric System Revenue	5.000%	9/1/25	400	496
Municipal Energy Agency of Nebraska Power
Supply System Revenue	5.000%	4/1/31	345	403
Omaha NE Public Power District Electric Revenue	4.000%	2/1/16	350	386
				2,140
Nevada (0.4%)
Clark County NV GO	5.000%	12/1/29	500	570
Clark County NV Highway Improvement Motor
Vehicle Fuel Tax Revenue	5.000%	7/1/27	500	572
Clark County NV Passenger Facility Charge
Revenue (Las Vegas McCarran International
Airport)	5.000%	7/1/15	155	170
Clark County NV Passenger Facility Charge
Revenue (Las Vegas McCarran International
Airport)	4.500%	7/1/20	455	518
Clark County NV School District GO	5.000%	6/15/18	1,690	1,988
Nevada Capital Improvement & Cultural
Affairs GO	5.000%	12/1/26 (3)	500	570
				4,388
New Hampshire (0.1%)
Manchester NH General Airport Revenue	5.000%	1/1/17	500	555
New Hampshire Municipal Bond Bank Revenue	5.000%	8/15/16	115	132
				687
New Jersey (3.5%)
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland Preservation)	5.250%	11/1/13 (Prere.)	875	911
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland Preservation)	0.000%	11/1/21 (4)	500	405
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland Preservation)	0.000%	11/1/22 (4)	500	387
Jersey City NJ GO	5.000%	3/1/21	480	573
Morris County NJ Improvement Authority School
District Revenue (Morris Hills Regional
District Project)	5.000%	10/1/23	495	636
New Jersey Economic Development Authority
Revenue (Bayonne/IMTT Project) VRDO	0.120%	1/2/13 LOC	900	900
New Jersey Economic Development Authority
Revenue (Bayonne/IMTT Project) VRDO	0.120%	1/2/13 LOC	300	300
New Jersey Economic Development Authority
Revenue (Bayonne/IMTT Project) VRDO	0.120%	1/2/13 LOC	1,200	1,200
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.750%	6/15/14 (Prere.)	500	539
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/23	500	582
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharges)	5.250%	7/1/26 (14)	500	620

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/13 (Prere.)	500	515
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/13 (Prere.)	500	515
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/14	500	536
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	12/15/15 (14)	400	452
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/24	500	597
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/24	300	357
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	3/1/26	500	537
New Jersey Economic Development Authority
Revenue (School Facilities Construction) PUT	5.000%	9/1/14 (4)	500	534
New Jersey Economic Development Authority
Revenue (Trustees of the Lawrenceville
School Project) VRD	0.000%	1/3/13	500	500
New Jersey Economic Development Authority
Revenue(New Jersey Transit Light Rail
Transit System Project)	5.000%	5/1/17	500	575
New Jersey Economic Development Authority
Transportation Project Sublease Revenue
(New Jersey Transit Corp. Light Rail Transit
System Project)	5.000%	5/1/18	500	589
New Jersey Economic Development Authority
Transportation Project Sublease Revenue
(New Jersey Transit Corp. Light Rail Transit
System Project)	5.000%	5/1/19	500	601
New Jersey Equipment Lease Purchase COP	5.000%	6/15/16	425	478
New Jersey Equipment Lease Purchase COP	5.000%	6/15/17	295	338
New Jersey Equipment Lease Purchase COP	5.000%	6/15/18	530	618
New Jersey Equipment Lease Purchase COP	5.000%	6/15/19	500	581
New Jersey GO	5.250%	7/15/15 (2)	500	559
New Jersey GO	5.000%	8/15/15	790	881
New Jersey GO	5.250%	7/1/16 (14)	500	577
New Jersey GO	5.250%	7/15/18 (2)	500	608
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/19	500	568
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	0.130%	1/2/13 LOC	2,800	2,800
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	0.130%	1/2/13 LOC	200	200
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/16	245	276
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.250%	12/1/28	395	440
New Jersey Sports & Exposition Authority
Revenue	5.000%	9/1/16	200	228
New Jersey Transportation Corp. COP	5.500%	9/15/15 (2)	200	223
New Jersey Transportation Corp. COP	5.000%	9/15/19 (4)	500	553
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.250%	6/15/14 (Prere.)	500	536

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/14 (14)	500	546
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/15 (2)	170	192
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/15 (2)	230	262
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/15 (14)	200	228
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/16	275	317
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/16 (14)	100	117
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/17 (4)	150	180
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/20 (3)	2,500	3,134
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/26 (2)	2,000	1,108
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	6/15/31	500	596
New Jersey Turnpike Authority Revenue	5.000%	1/1/20	100	118
New Jersey Turnpike Authority Revenue	5.000%	1/1/22	500	575
New Jersey Turnpike Authority Revenue	5.500%	1/1/25 (2)	500	646
Newark NJ GO	5.000%	10/1/19	500	595
Rutgers State University New Jersey
Revenue VRDO	0.120%	1/2/13	850	850
South Jersey Transportation Authority
New Jersey Transportation System Revenue	5.000%	11/1/25	500	587
Tobacco Settlement Financing Corp.
New Jersey Revenue	5.000%	6/1/18	500	567
Union County NJ Pollution Control Financing
Authority Revenue (Exxon Project) VRDO	0.070%	1/2/13	200	200
Union County NJ Pollution Control Financing
Authority Revenue (Exxon Project) VRDO	0.000%	1/3/13	200	200
West Deptford Township NJ GO	5.000%	7/1/27 (4)	635	715
				35,558
New Mexico (0.2%)
New Mexico Educational Assistance
Foundation Revenue	5.000%	12/1/19	500	597
New Mexico Finance Authority Transportation
Revenue	5.000%	6/15/13 (2)	500	511
New Mexico Finance Authority Transportation
Revenue	5.000%	6/15/23	500	603
				1,711
New York (8.7%)
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/15	500	549
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/18	500	592
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/19	500	604

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.250%	5/1/31	500	578
Long Island NY Power Authority Electric System
Revenue	5.000%	5/1/14	410	434
Long Island NY Power Authority Electric System
Revenue	5.000%	12/1/17	630	721
Long Island NY Power Authority Electric System
Revenue	5.000%	5/1/19 (14)	500	565
Long Island NY Power Authority Electric System
Revenue	5.000%	12/1/21 (14)	500	564
Long Island NY Power Authority Electric System
Revenue	5.000%	4/1/23	500	589
New York City NY GO	5.500%	6/1/13 (Prere.)	500	511
New York City NY GO	5.250%	8/1/13	500	514
New York City NY GO	5.750%	8/1/13	55	55
New York City NY GO	5.000%	1/1/14	500	523
New York City NY GO	5.250%	9/1/14	500	539
New York City NY GO	5.000%	11/1/14 (Prere.)	90	98
New York City NY GO	5.000%	2/1/16	105	118
New York City NY GO	5.000%	8/1/16	500	573
New York City NY GO	5.000%	2/1/17	500	579
New York City NY GO	5.000%	9/1/17	500	557
New York City NY GO	5.000%	2/1/18	500	582
New York City NY GO	5.000%	8/1/19	500	585
New York City NY GO	5.000%	10/1/22	500	614
New York City NY GO	5.000%	8/1/23 (14)	500	555
New York City NY GO	5.000%	8/1/23	380	469
New York City NY GO	5.000%	11/1/23	215	232
New York City NY GO	5.250%	8/15/24	500	600
New York City NY GO	5.000%	8/1/25	905	996
New York City NY GO	5.000%	8/1/26	500	604
New York City NY GO	5.000%	8/15/26	475	555
New York City NY GO	5.000%	5/15/28	480	568
New York City NY GO	5.000%	8/1/28	400	467
New York City NY GO	5.000%	8/1/28	500	556
New York City NY GO	5.500%	11/15/28	300	360
New York City NY GO	5.625%	4/1/29	840	1,022
New York City NY GO	5.000%	5/15/29	500	591
New York City NY GO	5.000%	8/1/31	365	427
New York City NY GO VRDO	0.100%	1/2/13	100	100
New York City NY GO VRDO	0.100%	1/2/13 LOC	100	100
New York City NY GO VRDO	0.000%	1/3/13 LOC	500	500
New York City NY GO VRDO	0.130%	1/7/13 LOC	1,300	1,300
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/30	500	564
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/15	250	277
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	0.000%	6/15/18	750	704
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/27	500	597
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/29	500	555
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.750%	6/15/30	255	285

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/30	500	586
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/31	500	595
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.070%	1/2/13	2,020	2,020
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.100%	1/2/13	200	200
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.110%	1/2/13	900	900
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.110%	1/2/13	1,000	1,000
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/24 (14)	500	538
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/26 (14)	500	535
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/24	500	608
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	1/15/25	500	604
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	1/15/26	500	586
New York City NY Transitional Finance Authority
Building Aid Revenue	5.125%	1/15/29	1,070	1,243
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/32	250	294
New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	2/1/13 (Prere.)	500	502
New York City NY Transitional Finance Authority
Future Tax Revenue	5.375%	2/1/13	2,000	2,009
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/16 (Prere.)	245	284
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/18	500	586
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/22	35	40
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/23	500	580
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/24	500	578
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/25	500	578
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/25	400	488
New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	2/1/30	500	600
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/31	500	587
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/31	300	359
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/31	500	603

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.120%	1/7/13	3,100	3,100
New York City NY Trust for Cultural Resources
Revenue (American Museum of Natural History)
VRDO	0.140%	1/2/13	100	100
New York GO	4.500%	2/1/17	500	575
New York GO	4.500%	2/1/18	500	588
New York GO	4.500%	2/1/19	500	598
New York GO	5.000%	2/15/30	315	374
New York Liberty Development Corp. Revenue	5.000%	11/15/31	500	574
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/21 (3)	300	371
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/23	500	571
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/30	500	576
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/30	500	573
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/30	500	578
New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax)	5.250%	11/15/24	600	725
New York Metropolitan Transportation Authority
Revenue (Service Contract)	5.500%	7/1/15	500	560
New York Metropolitan Transportation Authority
Revenue (Service Contract)	5.750%	1/1/17 (14)	560	660
New York Metropolitan Transportation Authority
Revenue (Service Contract)	5.750%	1/1/17	210	247
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.500%	11/15/14 (14)	500	546
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.500%	11/15/18	600	677
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	4.750%	11/15/28 (14)	455	492
New York State Dormitory Authority Lease
Revenue (City of New York Court Facilities)	5.500%	5/15/24 (2)	500	637
New York State Dormitory Authority Lease
Revenue (City of New York Court Facilities)	5.500%	5/15/27 (2)	500	651
New York State Dormitory Authority Lease
Revenue (Mental Health Services Facilities)	5.000%	8/15/21	500	609
New York State Dormitory Authority Revenue
(City University System)	5.000%	7/1/24	400	478
New York State Dormitory Authority Revenue
(Fordham University)	5.000%	7/1/25 (4)	250	296
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/30	500	552
New York State Dormitory Authority Revenue
(Mental Health Services Facilities Improvement)	5.000%	8/15/15	100	112
New York State Dormitory Authority Revenue
(Mount Sinai Hospital Obligated Group)	5.000%	7/1/22	595	692
New York State Dormitory Authority Revenue
(Mount Sinai Hospital Obligated Group)	5.000%	7/1/23	500	574
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/18	325	377

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/24 (14)	500	541
New York State Dormitory Authority Revenue
(New York University)	6.000%	7/1/19 (14)	500	642
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/26	500	570
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/15	165	181
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/15	600	660
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/17	500	582
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/24	615	753
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/26	500	613
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/28	500	576
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/32	500	589
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/20	500	605
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/21 (4)	390	474
New York State Dormitory Authority Revenue
(Service Contract)	5.000%	7/1/16	275	313
New York State Dormitory Authority Revenue
(Service Contract)	5.000%	7/1/22	500	580
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/20	500	615
New York State Dormitory Authority Revenue
(The New School)	5.250%	7/1/30	500	568
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/22	500	583
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/24	365	443
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/25	500	621
New York State Local Government Assistance
Corp. Revenue	5.000%	4/1/21	500	621
New York State Thruway Authority Revenue	5.000%	1/1/15 (14)	550	597
New York State Thruway Authority Revenue	5.000%	1/1/20 (14)	500	583
New York State Thruway Authority Revenue	5.000%	1/1/21 (14)	490	570
New York State Thruway Authority Revenue	5.000%	1/1/30	500	587
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/13	500	506
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.250%	4/1/13 (2)	500	506
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/18 (2)	500	560

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/24	500	594
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/25 (2)	500	546
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/26 (2)	500	573
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/16	225	256
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/19	500	610
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/20	500	616
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/22 (4)	385	422
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/25	500	610
New York State Urban Development Corp.
Revenue	5.000%	12/15/14	100	109
New York State Urban Development Corp.
Revenue	5.000%	1/1/15	500	544
New York State Urban Development Corp.
Revenue	5.000%	12/15/15	400	452
New York State Urban Development Corp.
Revenue	5.000%	12/15/18	500	608
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/15	275	311
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/18	600	730
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.500%	3/15/22 (14)	530	688
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/25	1,500	1,724
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/18	540	638
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/26	500	569
Triborough Bridge & Tunnel Authority New York
Revenue	5.250%	11/15/15	500	565
Triborough Bridge & Tunnel Authority New York
Revenue	5.500%	11/15/19 (14)	500	630
Triborough Bridge & Tunnel Authority New York
Revenue	5.500%	11/15/21 (14)	500	635
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/25	500	572
Triborough Bridge & Tunnel Authority New York
Revenue VRDO	0.100%	1/2/13 LOC	400	400
Westchester County NY GO	5.000%	7/1/20	500	635
Westchester County NY Health Care Corp.
Revenue	5.000%	11/1/30	500	553
				88,623
North Carolina (1.5%)
Charlotte NC Water & Sewer System Revenue	5.000%	12/1/20	235	298
Charlotte-Mecklenburg NC Hospital Authority
Health Care System Revenue (Carolinas
HealthCare System) VRDO	0.150%	1/7/13	1,250	1,250
Guilford County NC GO	5.000%	3/1/18	500	605

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Mecklenburg County NC GO	5.000%	3/1/17	500	588
Mecklenburg County NC Public Facilities Corp.
Revenue (Annual Appropriation)	5.000%	3/1/26	500	582
North Carolina Capital Improvement Revenue	5.000%	5/1/19	555	681
North Carolina Capital Improvement Revenue	5.000%	5/1/29	500	587
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.125%	1/1/13 (Prere.)	2,400	2,400
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	6.000%	1/1/18 (2)	475	578
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/26	500	570
North Carolina GO	5.000%	3/1/16	500	570
North Carolina GO	5.000%	3/1/18	500	599
North Carolina GO	5.000%	3/1/20	275	347
North Carolina GO	5.000%	5/1/22	250	323
North Carolina Infrastructure Financial Corp.
Capital Improvements COP	5.000%	2/1/21 (4)	2,000	2,311
North Carolina Medical Care Commission Hospital
Revenue (Southeastern Regional Medical Center)	5.000%	6/1/24	600	698
North Carolina Municipal Power Agency Revenue	5.000%	1/1/30	500	565
Orange County NC Public Facilities Co. Revenue	5.000%	10/1/24	500	609
Wake County NC GO	5.000%	2/1/18	350	423
Wake County NC GO	5.000%	3/1/22	400	516
Wake County NC Public Improvement GO	5.000%	3/1/16	100	114
				15,214
Ohio (2.3%)
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.250%	2/15/27	570	674
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	5.250%	2/15/18	500	580
Butler County OH Hospital Facilities Revenue
(Kettering Health Network)	5.250%	4/1/31	500	552
Cincinnati OH City School District GO	5.250%	12/1/26 (14)	500	664
Cleveland OH Airport System Revenue	5.000%	1/1/31 (4)	500	534
Cleveland OH Public Power System Revenue	5.000%	11/15/20 (3)	500	571
Columbus OH GO	5.000%	7/1/25	535	667
Columbus OH Sewer Revenue VRDO	0.130%	1/7/13	1,800	1,800
Hamilton County OH Sales Tax Revenue	4.500%	12/1/15 (2)	350	385
Kent State University OH Revenue	5.000%	5/1/23 (12)	500	593
Lucas County OH Hospital Revenue
(ProMedica Healthcare Obligated Group)	5.000%	11/15/26	500	587
Montgomery County OH Revenue
(Miami Valley Hospital) VRDO	0.100%	1/2/13	600	600
Montgomery County OH Revenue
(Miami Valley Hospital) VRDO	0.100%	1/2/13	900	900
Ohio Building Authority Revenue
(Administration Building Fund)	5.000%	10/1/20	100	125
Ohio Conservation Projects GO	5.000%	3/1/14 (Prere.)	1,885	1,988
Ohio GO	5.000%	9/15/19	260	294
Ohio GO	5.000%	8/1/23	500	627
Ohio Higher Education GO	5.000%	8/1/21	500	632
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project)	5.000%	12/1/22	550	688

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project) VRDO	0.120%	1/2/13 LOC	1,400	1,400
Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/14	500	544
Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/15	550	619
Ohio State University General Receipts Revenue	5.000%	12/1/16 (ETM)	30	35
Ohio State University General Receipts Revenue	5.000%	12/1/16	470	546
Ohio Turnpike Commission Turnpike Revenue	5.500%	2/15/15 (3)	500	551
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/31	500	571
Ohio Water Development Authority Pollution
Control Revenue (FirstEnergy Nuclear
Generation Corp. Project) VRDO	0.110%	1/2/13 LOC	1,100	1,100
Ohio Water Development Authority Pollution
Control Revenue (Water Quality)	5.250%	6/1/19	435	544
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	6/1/14 (Prere.)	2,365	2,522
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	6/1/14 (Prere.)	635	677
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/20	500	615
				23,185
Oklahoma (0.1%)
Oklahoma City OK GO	5.000%	3/1/24	525	644
Oklahoma Turnpike Authority Revenue	5.000%	1/1/31	300	351
University of Oklahoma Revenue	5.000%	7/1/31	475	560
				1,555
Oregon (0.2%)
Oregon Department of Administrative
Services Lottery Revenue	5.250%	4/1/31	500	606
Oregon GO	5.000%	5/1/23	500	631
Portland OR Sewer System Revenue	5.000%	6/15/22 (4)	500	592
				1,829
Pennsylvania (2.0%)
Allegheny County PA Higher Education
Building Authority University Revenue
(Duquesne University)	5.500%	3/1/29	325	375
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	5/15/18	500	590
Allegheny County PA Port Authority Revenue	5.750%	3/1/29	500	596
Beaver County PA Industrial Development
Authority Pollution Control Revenue
(FirstEnergy Generation Project) PUT	2.500%	6/1/17	500	502
Central Bradford PA Progress Authority
Revenue (Guthrie Healthcare System)	5.500%	12/1/31	500	588
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/25 (14)	500	542
Geisinger Health System Authority of
Pennsylvania Revenue (Penn State
Geisinger Health System) VRDO	0.000%	1/3/13	300	300
Monroeville PA Finance Authority Revenue
(UPMC Health System)	5.000%	2/15/19	500	596

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Montgomery County PA Higher Education
& Health Authority Hospital Revenue
(Abington Memorial Hospital)	5.000%	6/1/31	500	565
Pennsylvania Economic Development Financing
Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT	3.700%	5/1/15	750	788
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	4.000%	1/1/18	325	374
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	5.000%	7/1/23	500	542
Pennsylvania GO	5.000%	9/1/14 (4)	500	538
Pennsylvania GO	5.000%	5/1/15	405	447
Pennsylvania GO	5.250%	7/1/15	500	558
Pennsylvania GO	5.000%	3/1/16	100	114
Pennsylvania GO	5.000%	7/1/16	400	460
Pennsylvania GO	5.000%	7/1/16	120	138
Pennsylvania GO	5.000%	11/15/17	500	596
Pennsylvania GO	5.000%	7/1/20	500	626
Pennsylvania GO	5.000%	11/15/20	250	315
Pennsylvania GO	5.375%	7/1/21	500	648
Pennsylvania GO	5.000%	8/1/22	500	586
Pennsylvania GO	5.000%	1/1/26	100	111
Pennsylvania GO	5.000%	4/15/28	500	585
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/13 (14)	110	112
Pennsylvania Higher Educational Facilities
Authority Revenue (St. Joseph’s University)	5.000%	11/1/24	200	230
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/32	500	575
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	9/1/28	500	585
Pennsylvania State University Revenue	5.000%	3/1/25	500	587
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/21	345	401
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/29	1,050	1,169
Philadelphia PA Airport Revenue	5.000%	6/15/15	505	552
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children’s Hospital of Philadelphia Project)
VRDO	0.130%	1/2/13	1,600	1,600
Philadelphia PA Municipal Authority Revenue	6.375%	4/1/29	500	587
Philadelphia PA School District GO	5.000%	8/1/20 (2)	500	546
Philadelphia PA School District GO	5.250%	9/1/22	500	585
Philadelphia PA Water & Waste Water Revenue	5.000%	8/1/22 (4)	560	664
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue (University Capital Project)	5.250%	9/15/24	500	602
				20,875
Puerto Rico (0.9%)
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/20	500	531
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/21 (14)	500	507
Puerto Rico Electric Power Authority Revenue	5.500%	7/1/21	500	526
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/22 (14)	500	528
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/23	500	507

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/26	500	512
Puerto Rico GO	6.000%	7/1/27 (14)	500	521
Puerto Rico Highway & Transportation
Authority Revenue	5.250%	7/1/22 (3)	500	512
Puerto Rico Highway & Transportation
Authority Revenue	5.500%	7/1/25	500	519
Puerto Rico Infrastructure Financing Authority
Special Tax Revenue	5.500%	7/1/24 (2)	500	523
Puerto Rico Public Buildings Authority
Government Facilities Revenue	5.500%	7/1/18 (2)	500	532
Puerto Rico Public Buildings Authority
Government Facilities Revenue	5.250%	7/1/29	500	501
Puerto Rico Public Finance Corp. Revenue	6.000%	8/1/26 (ETM)	1,000	1,447
Puerto Rico Sales Tax Financing Corp. Revenue	5.250%	8/1/27	500	532
Puerto Rico Sales Tax Financing Corp. Revenue	5.250%	8/1/30	500	524
				8,722
South Carolina (0.5%)
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.000%	12/1/19	500	575
Columbia SC Waterworks & Sewer System
Revenue	5.000%	2/1/27	250	306
Greenville County SC School District GO	5.000%	12/1/27	500	559
Piedmont SC Municipal Power Agency Revenue	0.000%	1/1/24 (3)	1,600	1,081
South Carolina GO	5.000%	4/1/20	450	568
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.250%	8/1/24 (4)	500	548
South Carolina Public Service Authority Revenue	5.000%	1/1/14 (Prere.)	400	419
South Carolina Public Service Authority Revenue	5.000%	1/1/16	130	146
South Carolina Public Service Authority Revenue	5.000%	1/1/29	500	577
South Carolina Transportation Infrastructure
Revenue	5.250%	10/1/13 (2)	500	518
				5,297
Tennessee (0.9%)
Memphis TN Electric System Revenue	5.000%	12/1/17	500	596
Memphis TN GO	5.000%	7/1/21	500	619
Memphis TN GO	5.000%	5/1/30	500	591
Metropolitan Government of Nashville
& Davidson County TN GO	5.000%	7/1/21	500	620
Metropolitan Government of Nashville
& Davidson County TN Health & Educational
Facilities Board Revenue (Blakeford at
Green Hills)	5.000%	7/1/27	500	544
Metropolitan Government of Nashville
& Davidson County TN Health & Educational
Facilities Board Revenue (Vanderbilt University)	5.000%	10/1/15	350	392
Metropolitan Government of Nashville
& Davidson County TN Water & Sewer Revenue	5.000%	7/1/20	500	611
Shelby County TN GO	5.000%	3/1/19	500	615
Shelby County TN GO	5.000%	4/1/19 (ETM)	100	124
Shelby County TN GO	5.000%	4/1/19	400	493
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	9/1/16	500	553
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/17	500	563
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/18	500	570
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/22	1,010	1,154

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/24	250	284
Tennessee GO	5.000%	8/1/14	500	537
				8,866
Texas (3.6%)
Austin TX Combined Utility System Revenue	0.000%	5/15/18 (3)	1,000	894
Austin TX Water & Wastewater System Revenue	5.000%	11/15/21	500	632
Austin TX Water & Wastewater System Revenue	5.000%	11/15/24	275	327
Central Texas Regional Mobility Authority Revenue	5.750%	1/1/25	500	585
Clifton TX Higher Education Finance Corp.
Revenue (Baylor University)	5.250%	3/1/29	200	238
Cypress-Fairbanks TX Independent School
District GO	5.000%	2/15/25	500	608
Cypress-Fairbanks TX Independent School
District Unlimited Tax Schoolhouse GO	5.000%	2/15/30	500	564
Dallas TX Area Rapid Transit Sales Tax Revenue	4.500%	12/1/27	500	561
Dallas TX Area Rapid Transit Sales Tax Revenue	5.000%	12/1/27	500	617
Dallas TX GO	5.000%	2/15/15	500	547
Dallas TX Independent School District GO	5.000%	8/15/14	500	537
Dallas TX Independent School District GO	5.000%	2/15/23	485	596
Dallas TX Waterworks & Sewer System Revenue	5.000%	10/1/15 (2)	485	545
Dallas TX Waterworks & Sewer System Revenue	5.000%	10/1/17	200	238
Dallas TX Waterworks & Sewer System Revenue	5.000%	10/1/22	330	414
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/16	515	589
Garland TX Independent School District GO	5.000%	2/15/23	470	578
Harris County TX Flood Control District GO	5.250%	10/1/18	435	537
Harris County TX GO	5.000%	10/1/23	500	600
Harris County TX GO	5.000%	10/1/23	300	374
1 Harris County TX Health Facilities Development
Corp. Revenue (Sisters of Charity of the
Incarnate Word) TOB VRDO	0.130%	1/2/13 (ETM)	700	700
Harris County TX Toll Road Revenue	5.000%	8/15/27	500	586
Harris County TX Toll Road Revenue	5.000%	8/15/32	500	589
Houston TX GO	5.000%	3/1/20	500	607
Houston TX Independent School District GO	5.000%	7/15/15 (4)	500	555
Houston TX Utility System Revenue	5.125%	5/15/28 (14)	500	526
Houston TX Utility System Revenue	5.000%	11/15/28 (4)	500	580
Houston TX Utility System Revenue	5.250%	11/15/30	500	601
Lake Travis TX Independent School District GO	5.000%	2/15/32	500	588
Lone Star College System Texas GO	5.000%	8/15/23	250	303
Lower Colorado River Authority Texas Revenue	5.750%	5/15/15 (Prere.)	415	466
Lower Colorado River Authority Texas Revenue	5.750%	5/15/15 (Prere.)	40	45
Lower Colorado River Authority Texas Revenue	5.750%	5/15/28	45	49
Lubbock TX GO	5.000%	2/15/23	500	618
North East TX Independent School District GO	5.250%	2/1/22	500	642
North Texas Tollway Authority System Revenue	6.000%	1/1/20	500	598
North Texas Tollway Authority System Revenue	6.000%	1/1/25	500	588
North Texas Tollway Authority System Revenue	6.000%	1/1/28	250	292
North Texas Tollway Authority System Revenue	5.500%	9/1/28	500	611
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.250%	8/1/17	500	555
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.500%	8/1/19	500	574
Sam Rayburn TX Municipal Power Agency
Revenue	5.000%	10/1/19	210	248
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/16 (Prere.)	905	1,025

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/19	500	613
San Antonio TX GO	5.000%	8/1/20	125	157
San Antonio TX GO	5.000%	2/1/24	500	609
Southwest Texas Higher Education Authority Inc.
Revenue (Southern Methodist University Project)	5.000%	10/1/16 (2)	260	300
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (CHRISTUS Health)	6.250%	7/1/28 (12)	325	389
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (Texas Health Resources)	5.000%	2/15/26	500	559
Texas A&M University System Revenue Financing
System Revenue	5.000%	5/15/26	500	592
Texas GO	5.000%	8/1/31	500	598
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/17	500	569
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/22	405	451
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/23	380	418
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/24	455	533
Texas Municipal Power Agency Revenue	0.000%	9/1/15 (14)	1,500	1,449
Texas Public Finance Authority Revenue
(Unemployment Compensation)	5.000%	7/1/14	500	535
Texas Public Finance Authority Revenue
(Unemployment Compensation)	5.000%	1/1/18	500	554
Texas Tech University System Revenue
Financing System Revenue	5.000%	2/15/28	500	579
Texas Transportation Commission Revenue	4.750%	4/1/24	500	558
Texas Transportation Commission Revenue	5.000%	4/1/25	500	563
Texas Transportation Commission Revenue	5.000%	4/1/26	500	562
Texas Water Financial Assistance GO	5.000%	8/1/24	500	600
Texas Water Financial Assistance GO	5.000%	8/1/25	500	599
Texas Water Financial Assistance GO	5.000%	8/1/27	500	589
University of Texas System Revenue
Financing System Revenue	5.000%	8/15/19	325	404
University of Texas System Revenue
Financing System Revenue	5.000%	8/15/21	500	636
Williamson County TX GO	5.000%	2/15/23	230	289
				36,232
Utah (0.3%)
Central Utah Water Conservancy District GO	5.000%	4/1/30	500	596
Intermountain Power Agency Utah Power
Supply Revenue	5.250%	7/1/21	500	512
Utah Associated Municipal Power Systems
Revenue (Horse Butte Wind Project)	5.000%	9/1/32	350	397
Utah GO	5.000%	7/1/16	500	576
Utah GO	5.000%	7/1/16	500	577
				2,658
Virgin Islands (0.1%)
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/29	500	538

Virginia (0.7%)
Arlington County VA GO	5.000%	8/1/23	500	640
Chesapeake VA Toll Road Revenue	5.000%	7/15/21	500	585
Chesterfield County VA GO	5.000%	1/1/22	500	643

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Fairfax County VA Public Improvement GO	5.000%	10/1/17	500	599
Fairfax County VA Public Improvement GO	5.000%	4/1/21	300	384
Fairfax County VA Water Authority Revenue	5.000%	4/1/25	500	628
Norfolk VA Water Revenue	5.000%	11/1/31	500	599
Roanoke VA Economic Development Authority
Hospital Revenue (Carilion Clinic Obligated
Group)	5.000%	7/1/30	500	568
Virginia College Building Authority Educational
Facilities Revenue (21st Century College
& Equipment Programs)	5.000%	2/1/17	200	234
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/22	355	449
Virginia Public Building Authority Public
Facilities Revenue	5.000%	8/1/22	575	732
Virginia Public School Authority Revenue	5.000%	8/1/13	500	514
Virginia Public School Authority Revenue	5.000%	8/1/19	500	618
				7,193
Washington (1.1%)
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/20	500	623
Energy Northwest Washington Electric Revenue
(Project No. 1)	5.250%	7/1/16	500	579
Energy Northwest Washington Electric Revenue
(Project No. 1)	5.000%	7/1/17	500	590
Energy Northwest Washington Electric Revenue
(Project No. 3)	5.000%	7/1/15	100	111
Energy Northwest Washington Electric Revenue
(Project No. 3)	5.000%	7/1/16	865	994
King County WA GO	5.000%	1/1/24	500	620
Port of Seattle WA Revenue	5.000%	3/1/20 (14)	665	716
Port of Seattle WA Revenue	5.000%	8/1/29	250	297
University of Washington Revenue	5.000%	4/1/31	335	396
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/23	375	460
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/23	425	502
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/28	500	571
Washington GO	5.700%	10/1/15 (4)	315	338
Washington GO	5.000%	2/1/16	500	566
Washington GO	0.000%	6/1/20 (3)	500	433
Washington GO	5.000%	8/1/20	500	618
Washington GO	5.000%	7/1/21	500	594
Washington GO	5.000%	7/1/21 (4)	500	570
Washington GO	5.000%	7/1/25	500	616
Washington GO	5.000%	2/1/32	500	592
Washington State University General Revenue	5.000%	10/1/31	500	586
				11,372
Wisconsin (0.6%)
Wisconsin Annual Appropriation Revenue	5.625%	5/1/28	460	553
Wisconsin GO	4.000%	9/1/15	970	1,057
Wisconsin GO	5.000%	5/1/16	500	571
Wisconsin GO	5.000%	5/1/16 (4)	600	661
Wisconsin GO	5.000%	5/1/23	500	590
Wisconsin GO	5.000%	5/1/24	500	620
Wisconsin Health & Educational Facilities
Authority Revenue (Marquette University)	5.000%	10/1/30	500	579

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Wisconsin Transportation Revenue	5.250%	7/1/14 (4)	500	536
Wisconsin Transportation Revenue	5.000%	7/1/23	500	625
				5,792
Total Tax-Exempt Municipal Bonds (Cost $489,734)				523,919
Total Investments (99.6%) (Cost $790,050)				1,011,568
Other Assets and Liabilities (0.4%)
Other Assets				10,134
Liabilities				(6,249)
				3,885
Net Assets (100%)
Applicable to 45,638,922 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				1,015,453
Net Asset Value Per Share				$22.25

At December 31, 2012, net assets consisted of:
				Amount
				($000)
Paid-in Capital				803,953
Overdistributed Net Investment Income				(1,223)
Accumulated Net Realized Losses				(8,795)
Unrealized Appreciation (Depreciation)				221,518
Net Assets				1,015,453

See Note A in Notes to Financial Statements.
* Non-income-producing security.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2012, the aggregate value of these securities was $3,725,000, representing 0.4% of net assets.
2 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of December 31, 2012.
A key to abbreviations and other references follows the Statement of Net Assets.
See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Balanced Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corporation.
(13) Berkshire Hathaway Assurance Corporation.
(14) National Public Finance Guarantee Corporation.
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

Tax-Managed Balanced Fund

Statement of Operations

Year Ended
December 31, 2012
($000)
Investment Income
Income
Dividends	8,975
Interest	14,522
Total Income	23,497
Expenses
The Vanguard Group—Note B
Investment Advisory Services	64
Management and Administrative	841
Marketing and Distribution	153
Custodian Fees	13
Auditing Fees	27
Shareholders’ Reports	8
Trustees’ Fees and Expenses	1
Total Expenses	1,107
Net Investment Income	22,390
Realized Net Gain (Loss) on Investment Securities Sold	3,463
Change in Unrealized Appreciation (Depreciation) of Investment Securities	65,367
Net Increase (Decrease) in Net Assets Resulting from Operations	91,220

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Balanced Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2012	2011
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	22,390	19,426
Realized Net Gain (Loss)	3,463	9,695
Change in Unrealized Appreciation (Depreciation)	65,367	12,259
Net Increase (Decrease) in Net Assets Resulting from Operations	91,220	41,380
Distributions
Net Investment Income	(22,423)	(19,292)
Realized Capital Gain	—	—
Total Distributions	(22,423)	(19,292)
Capital Share Transactions
Issued	212,247	84,410
Issued in Lieu of Cash Distributions	19,131	16,324
Redeemed[1]	(82,059)	(58,490)
Net Increase (Decrease) from Capital Share Transactions	149,319	42,244
Total Increase (Decrease)	218,116	64,332
Net Assets
Beginning of Period	797,337	733,005
End of Period[2]	1,015,453	797,337

1 Net of redemption fees for fiscal 2011 of $39,000. Effective April 28, 2011, the redemption fee was eliminated.
2 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($1,223,000) and ($1,190,000).

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Balanced Fund

Financial Highlights

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$20.55	$19.96	$18.75	$16.19	$20.45
Investment Operations
Net Investment Income	.525	.519	.496	.491	.565
Net Realized and Unrealized Gain (Loss)
on Investments	1.696	.585	1.210	2.566	(4.260)
Total from Investment Operations	2.221	1.104	1.706	3.057	(3.695)
Distributions
Dividends from Net Investment Income[1]	(.521)	(.514)	(.496)	(.497)	(.565)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.521)	(.514)	(.496)	(.497)	(.565)
Net Asset Value, End of Period	$22.25	$20.55	$19.96	$18.75	$16.19

Total Return[2]	10.87%	5.58%	9.22%	19.14%	-18.32%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,015	$797	$733	$669	$587
Ratio of Total Expenses to
Average Net Assets	0.12%	0.12%	0.15%	0.15%	0.13%
Ratio of Net Investment Income to
Average Net Assets	2.43%	2.55%	2.58%	2.86%	3.01%
Portfolio Turnover Rate	7%	12%	23%	27%	19%

1 For tax purposes, nontaxable dividends represent 62%, 70%, 70%, 69%, and 72% of dividends from net investment income.
2 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Balanced Fund

Notes to Financial Statements

Vanguard Tax-Managed Balanced Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2009–2012), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2012, the fund had contributed capital of $138,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.06% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

Tax-Managed Balanced Fund

The following table summarizes the market value of the fund’s investments as of December 31, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	487,649	—	—
Tax-Exempt Municipal Bonds	—	523,919	—
Total	487,649	523,919	—

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

For tax purposes, at December 31, 2012, the fund has $110,000 of ordinary income available for distribution. The fund used capital loss carryforwards of $3,463,000 to offset taxable capital gains realized during the year ended December 31, 2012. At December 31, 2012, the fund had available capital loss carryforwards totaling $8,795,000 to offset future net capital gains through December 31, 2017.

At December 31, 2012, the cost of investment securities for tax purposes was $790,050,000. Net unrealized appreciation of investment securities for tax purposes was $221,518,000, consisting of unrealized gains of $228,562,000 on securities that had risen in value since their purchase and $7,044,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the year ended December 31, 2012, the fund purchased $183,623,000 of investment securities and sold $59,237,000 of investment securities, other than temporary cash investments.

F. Capital shares issued and redeemed were:

	Year Ended December 31,
	2012	2011
	Shares	Shares
	(000)	(000)
Issued	9,707	4,149
Issued in Lieu of Cash Distributions	873	802
Redeemed	(3,737)	(2,887)
Net Increase (Decrease) in Shares Outstanding	6,843	2,064

G. In preparing the financial statements as of December 31, 2012, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

Tax-Managed Growth and Income Fund

Fund Profile
As of December 31, 2012

Share-Class Characteristics
	Admiral	Institutional
	Shares	Shares
Ticker Symbol	VTGLX	VTMIX
Expense Ratio[1]	0.12%	0.08%
30-Day SEC Yield	2.19%	2.23%

Portfolio Characteristics
			DJ U.S.
			Total
			Market
		S&P 500	FA
	Fund	Index	Index
Number of Stocks	501	500	3,604
Median Market Cap	$56.4B	$56.4B	$35.1B
Price/Earnings Ratio	15.9x	15.9x	16.8x
Price/Book Ratio	2.1x	2.1x	2.1x
Return on Equity	18.7%	18.7%	17.1%
Earnings Growth Rate	9.7%	9.7%	9.7%
Dividend Yield	2.3%	2.3%	2.1%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate	5%	—	—
Short-Term Reserves	0.0%	—	—

Sector Diversification (% of equity exposure)
			DJ U.S.
			Total
			Market
		S&P 500	FA
	Fund	Index	Index
Consumer Discretionary	11.5%	11.5%	12.3%
Consumer Staples	10.6	10.6	9.3
Energy	11.0	11.0	10.2
Financials	15.6	15.6	16.9
Health Care	12.0	12.0	11.7
Industrials	10.1	10.1	11.1
Information Technology	19.1	19.1	18.3
Materials	3.6	3.6	4.0
Telecommunication
Services	3.1	3.1	2.7
Utilities	3.4	3.4	3.5

Volatility Measures
		DJ U.S.
		Total
		Market
	S&P 500	FA
	Index	Index
R-Squared	1.00	1.00
Beta	1.00	0.96

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Apple Inc.	Computer Hardware	3.9%
Exxon Mobil Corp.	Integrated Oil & Gas	3.1
General Electric Co.	Industrial
	Conglomerates	1.7
Chevron Corp.	Integrated Oil & Gas	1.7
International Business	IT Consulting &
Machines Corp.	Other Services	1.6
Microsoft Corp.	System Software	1.6
Johnson & Johnson	Pharmaceuticals	1.5
AT&T Inc.	Integrated
	Telecommunication
	Services	1.5
Google Inc. Class A	Internet Software &
	Services	1.5
Procter & Gamble Co.	Household Products	1.5
Top Ten		19.6%

The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

1 The expense ratios shown are from the prospectus dated April 26, 2012, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2012, the expense ratios were 0.12% for Admiral Shares and 0.08% for Institutional Shares.

Tax-Managed Growth and Income Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2002, Through December 31, 2012
Initial Investment of $10,000

		Average Annual Total Returns
	Periods Ended December 31, 2012

				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment

Tax-Managed Growth and Income
Fund Admiral Shares	15.91%	1.62%	7.07%	$19,803

S&P 500 Index	16.00	1.66	7.10	19,858

Large-Cap Core Funds Average	14.94	0.50	5.64	17,317
Dow Jones U.S. Total Stock Market
Float Adjusted Index	16.38	2.21	7.95	21,484

Large-Cap Core Funds Average: Derived from data provided by Lipper Inc.

				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment
Tax-Managed Growth and Income Fund
Institutional Shares	15.96%	1.67%	7.11%	$9,935,308
S&P 500 Index	16.00	1.66	7.10	9,928,999
Dow Jones U.S. Total Stock Market
Float Adjusted Index	16.38	2.21	7.95	10,742,011

See Financial Highlights for dividend and capital gains information.

Tax-Managed Growth and Income Fund

Fiscal-Year Total Returns (%): December 31, 2002, Through December 31, 2012

Tax-Managed Growth and Income Fund Admiral Shares
S&P 500 Index

Tax-Managed Growth and Income Fund

Financial Statements

Statement of Net Assets
As of December 31, 2012

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value
		Shares	($000)
Common Stocks (100.0%)
Consumer Discretionary (11.5%)
	Comcast Corp. Class A	490,833	18,347
	Home Depot Inc.	295,306	18,265
*	Amazon.com Inc.	71,567	17,973
	McDonald’s Corp.	198,262	17,489
	Walt Disney Co.	350,208	17,437
	News Corp. Class A	398,124	10,168
	Ford Motor Co.	752,875	9,750
	Time Warner Inc.	186,966	8,943
	Lowe’s Cos. Inc.	222,082	7,888
	Starbucks Corp.	147,041	7,884
	Target Corp.	128,673	7,614
	NIKE Inc. Class B	144,304	7,446
*	priceline.com Inc.	9,861	6,126
	TJX Cos. Inc.	144,238	6,123
*	DIRECTV	119,291	5,984
	Yum! Brands Inc.	89,262	5,927
	Time Warner Cable Inc.	59,585	5,791
	Viacom Inc. Class B	91,199	4,810
	CBS Corp. Class B	116,743	4,442
	Johnson Controls Inc.	135,022	4,145
	Carnival Corp.	87,940	3,234
	Coach Inc.	56,163	3,118
	Macy’s Inc.	78,286	3,055
*	Discovery Communications
	Inc. Class A	47,200	2,996
	McGraw-Hill Cos. Inc.	54,747	2,993
	VF Corp.	17,402	2,627
	Omnicom Group Inc.	52,075	2,602
*	AutoZone Inc.	7,282	2,581
*	Bed Bath & Beyond Inc.	45,364	2,536
	Mattel Inc.	67,883	2,486
	Ross Stores Inc.	44,023	2,384
*	Dollar General Corp.	51,963	2,291
	Limited Brands Inc.	47,468	2,234
	Starwood Hotels & Resorts
	Worldwide Inc.	38,811	2,226
	Harley-Davidson Inc.	44,827	2,189
*	O’Reilly Automotive Inc.	22,568	2,018

			Market
			Value
		Shares	($000)
	Genuine Parts Co.	30,576	1,944
*	Chipotle Mexican Grill Inc.
	Class A	6,218	1,850
*	Dollar Tree Inc.	45,016	1,826
	Gap Inc.	58,710	1,822
	Ralph Lauren Corp. Class A	12,135	1,819
	Marriott International Inc.
	Class A	48,724	1,816
	Kohl’s Corp.	41,913	1,801
	Wynn Resorts Ltd.	15,593	1,754
*	CarMax Inc.	45,391	1,704
*	Delphi Automotive plc	43,008	1,645
*	BorgWarner Inc.	22,801	1,633
	Nordstrom Inc.	30,036	1,607
	Whirlpool Corp.	15,273	1,554
	Staples Inc.	133,430	1,521
	Wyndham Worldwide Corp.	27,696	1,474
	PetSmart Inc.	21,249	1,452
	Tiffany & Co.	23,503	1,348
	Newell Rubbermaid Inc.	56,789	1,265
	Lennar Corp. Class A	32,469	1,256
*	PulteGroup Inc.	67,207	1,220
	Comcast Corp.	33,914	1,219
	Family Dollar Stores Inc.	18,956	1,202
	Darden Restaurants Inc.	25,311	1,141
	Expedia Inc.	18,413	1,131
	DR Horton Inc.	55,355	1,095
*	Netflix Inc.	10,999	1,020
	Scripps Networks
	Interactive Inc. Class A	17,281	1,001
	H&R Block Inc.	53,457	993
*	Fossil Inc.	10,612	988
	Interpublic Group of Cos. Inc.	85,309	940
*	TripAdvisor Inc.	21,613	907
	Garmin Ltd.	21,500	878
*	Urban Outfitters Inc.	21,740	856
	Gannett Co. Inc.	45,425	818
	Hasbro Inc.	22,705	815
	Leggett & Platt Inc.	27,981	762
	Abercrombie & Fitch Co.	15,706	753

Tax-Managed Growth and Income Fund

			Market
			Value
		Shares	($000)
	International Game
	Technology	52,578	745
*	Goodyear Tire & Rubber Co.	48,343	668
	Cablevision Systems Corp.
	Class A	42,468	634
	Best Buy Co. Inc.	53,278	631
	GameStop Corp. Class A	23,921	600
	Harman International
	Industries Inc.	13,381	597
	JC Penney Co. Inc.	28,375	559
*	Apollo Group Inc. Class A	20,005	418
	Washington Post Co. Class B	900	329
*	Big Lots Inc.	11,356	323
*	AutoNation Inc.	7,649	304
			288,760
Consumer Staples (10.6%)
	Procter & Gamble Co.	539,994	36,660
	Coca-Cola Co.	761,809	27,616
	Philip Morris
	International Inc.	329,917	27,594
	Wal-Mart Stores Inc.	330,313	22,537
	PepsiCo Inc.	305,434	20,901
	Altria Group Inc.	400,252	12,576
	CVS Caremark Corp.	246,174	11,903
	Colgate-Palmolive Co.	87,619	9,160
	Mondelez International Inc.
	Class A	350,844	8,936
	Costco Wholesale Corp.	85,453	8,440
	Kimberly-Clark Corp.	77,386	6,534
	Walgreen Co.	169,902	6,288
	Kraft Foods Group Inc.	117,093	5,324
	General Mills Inc.	127,469	5,151
	Sysco Corp.	116,185	3,678
	HJ Heinz Co.	63,354	3,654
	Archer-Daniels-Midland Co.	130,139	3,565
	Whole Foods Market Inc.	34,014	3,106
	Lorillard Inc.	25,575	2,984
	Estee Lauder Cos. Inc.
	Class A	47,392	2,837
	Kellogg Co.	48,893	2,731
	Reynolds American Inc.	64,237	2,661
	Mead Johnson Nutrition Co.	40,190	2,648
	Kroger Co.	101,573	2,643
	ConAgra Foods Inc.	80,402	2,372
	Hershey Co.	29,635	2,140
	Beam Inc.	31,320	1,913
	Brown-Forman Corp. Class B	29,925	1,893
	Clorox Co.	25,828	1,891
	JM Smucker Co.	21,428	1,848
	Dr Pepper Snapple
	Group Inc.	41,218	1,821
	Coca-Cola Enterprises Inc.	53,460	1,696
	McCormick & Co. Inc.	26,143	1,661
*	Monster Beverage Corp.	29,463	1,558
	Molson Coors Brewing Co.
	Class B	30,710	1,314

			Market
			Value
		Shares	($000)
	Campbell Soup Co.	35,330	1,233
	Avon Products Inc.	85,143	1,223
	Tyson Foods Inc. Class A	56,631	1,099
*	Constellation Brands Inc.
	Class A	29,422	1,041
	Safeway Inc.	47,710	863
	Hormel Foods Corp.	26,600	830
*	Dean Foods Co.	36,900	609
			267,132
Energy (11.0%)
	Exxon Mobil Corp.	900,567	77,944
	Chevron Corp.	386,497	41,796
	Schlumberger Ltd.	262,193	18,167
	ConocoPhillips	239,850	13,909
	Occidental Petroleum Corp.	159,968	12,255
	Anadarko Petroleum Corp.	98,766	7,339
	Phillips 66	123,693	6,568
	EOG Resources Inc.	53,529	6,466
	Halliburton Co.	183,566	6,368
	Apache Corp.	77,284	6,067
	National Oilwell Varco Inc.	84,353	5,766
	Kinder Morgan Inc.	125,024	4,417
	Williams Cos. Inc.	133,210	4,361
	Marathon Oil Corp.	139,644	4,281
	Marathon Petroleum Corp.	67,024	4,223
	Devon Energy Corp.	74,408	3,872
	Valero Energy Corp.	109,315	3,730
	Spectra Energy Corp.	131,471	3,600
	Noble Energy Inc.	35,083	3,569
	Baker Hughes Inc.	86,840	3,547
	Hess Corp.	58,711	3,109
*	Cameron International Corp.	48,775	2,754
	Ensco plc Class A	45,875	2,719
	Pioneer Natural
	Resources Co.	24,270	2,587
*	Southwestern Energy Co.	68,953	2,304
	Murphy Oil Corp.	36,366	2,166
	Cabot Oil & Gas Corp.	41,438	2,061
	Range Resources Corp.	32,086	2,016
*	FMC Technologies Inc.	47,056	2,015
	EQT Corp.	29,482	1,739
	Noble Corp.	49,851	1,736
	Chesapeake Energy Corp.	102,427	1,702
	CONSOL Energy Inc.	44,989	1,444
	Peabody Energy Corp.	52,875	1,407
*	Denbury Resources Inc.	76,592	1,241
	Tesoro Corp.	27,884	1,228
	Helmerich & Payne Inc.	20,987	1,175
	QEP Resources Inc.	35,368	1,071
	Diamond Offshore
	Drilling Inc.	13,811	939
*	Nabors Industries Ltd.	57,606	832
*	Rowan Cos. plc Class A	24,486	766
*	Newfield Exploration Co.	26,611	713
*	WPX Energy Inc.	39,118	582
			276,551

Tax-Managed Growth and Income Fund

			Market
			Value
		Shares	($000)
Financials (15.6%)
	Wells Fargo & Co.	966,933	33,050
	JPMorgan Chase & Co.	750,786	33,012
*	Berkshire Hathaway Inc.
	Class B	325,709	29,216
	Bank of America Corp.	2,128,752	24,694
	Citigroup Inc.	579,146	22,911
	US Bancorp	371,274	11,859
	Goldman Sachs Group Inc.	87,182	11,121
	American Express Co.	192,253	11,051
*	American International
	Group Inc.	291,464	10,289
	Simon Property Group Inc.	61,001	9,644
	MetLife Inc.	215,737	7,106
	Capital One Financial Corp.	115,023	6,663
	PNC Financial Services
	Group Inc.	104,576	6,098
	American Tower
	Corporation	78,157	6,039
	Bank of New York
	Mellon Corp.	231,074	5,939
	Travelers Cos. Inc.	75,367	5,413
	ACE Ltd.	67,119	5,356
	Morgan Stanley	273,071	5,221
	BlackRock Inc.	24,783	5,123
	Aflac Inc.	92,717	4,925
	Prudential Financial Inc.	91,633	4,887
	State Street Corp.	91,805	4,316
	Public Storage	28,489	4,130
	HCP Inc.	89,318	4,035
	BB&T Corp.	138,357	4,028
	Chubb Corp.	51,854	3,906
	Discover Financial Services	99,633	3,841
	Allstate Corp.	95,176	3,823
	Ventas Inc.	58,358	3,777
	Marsh & McLennan
	Cos. Inc.	107,615	3,709
	Equity Residential	63,432	3,595
	Aon plc	62,839	3,494
	Franklin Resources Inc.	27,326	3,435
	Prologis Inc.	91,070	3,323
	T. Rowe Price Group Inc.	50,248	3,273
	Boston Properties Inc.	29,802	3,153
	Health Care REIT Inc.	51,403	3,150
	Charles Schwab Corp.	216,813	3,113
*	Berkshire Hathaway Inc.
	Class A	23	3,083
	CME Group Inc.	60,510	3,068
	AvalonBay Communities Inc.	22,562	3,059
	SunTrust Banks Inc.	106,514	3,020
	Weyerhaeuser Co.	107,028	2,978
	Fifth Third Bancorp	177,019	2,689
	Vornado Realty Trust	33,357	2,671
	Ameriprise Financial Inc.	40,642	2,545
	Loews Corp.	61,594	2,510
	M&T Bank Corp.	23,909	2,354

			Market
			Value
		Shares	($000)
	Progressive Corp.	110,293	2,327
	Invesco Ltd.	87,971	2,295
	Host Hotels & Resorts Inc.	143,042	2,241
	Northern Trust Corp.	43,048	2,159
	Regions Financial Corp.	278,913	1,986
	Hartford Financial
	Services Group Inc.	86,044	1,931
	Moody’s Corp.	38,218	1,923
*	IntercontinentalExchange Inc. 14,314		1,772
	SLM Corp.	91,537	1,568
	Kimco Realty Corp.	80,923	1,563
	Principal Financial Group Inc.	54,614	1,558
	KeyCorp	184,960	1,557
	NYSE Euronext	48,037	1,515
	XL Group plc Class A	59,526	1,492
	Plum Creek Timber Co. Inc.	31,815	1,412
	Lincoln National Corp.	54,425	1,410
*	CBRE Group Inc. Class A	59,521	1,184
	Comerica Inc.	37,593	1,141
	Unum Group	54,425	1,133
	Cincinnati Financial Corp.	28,895	1,132
	Huntington Bancshares Inc.	168,723	1,078
	Torchmark Corp.	18,699	966
	Leucadia National Corp.	39,394	937
	People’s United
	Financial Inc.	68,732	831
	Zions Bancorporation	36,240	776
	Apartment Investment &
	Management Co. Class A	28,592	774
	Hudson City Bancorp Inc.	93,619	761
*	Genworth Financial Inc.
	Class A	97,134	729
	Legg Mason Inc.	23,136	595
	NASDAQ OMX Group Inc.	22,995	575
	Assurant Inc.	15,409	535
	First Horizon National Corp.	48,524	481
*	E*TRADE Financial Corp.	51,759	463
			392,495
Health Care (12.0%)
	Johnson & Johnson	547,341	38,369
	Pfizer Inc.	1,454,256	36,473
	Merck & Co. Inc.	600,359	24,579
	Abbott Laboratories	312,135	20,445
	Amgen Inc.	151,496	13,077
*	Gilead Sciences Inc.	149,610	10,989
	UnitedHealth Group Inc.	201,672	10,939
	Bristol-Myers Squibb Co.	325,917	10,622
	Eli Lilly & Co.	201,648	9,945
*	Express Scripts Holding Co.	161,172	8,703
	Medtronic Inc.	199,626	8,189
	Baxter International Inc.	108,458	7,230
*	Biogen Idec Inc.	46,738	6,855
*	Celgene Corp.	83,581	6,580
	Allergan Inc.	60,767	5,574
	Covidien plc	93,478	5,397
	Thermo Fisher Scientific Inc.	71,054	4,532

Tax-Managed Growth and Income Fund

			Market
			Value
		Shares	($000)
	McKesson Corp.	46,635	4,522
*	Intuitive Surgical Inc.	7,855	3,852
	WellPoint Inc.	59,952	3,652
*	Alexion Pharmaceuticals Inc.	38,444	3,606
	Stryker Corp.	57,050	3,127
	Aetna Inc.	66,078	3,059
	Becton Dickinson and Co.	39,016	3,051
	Cigna Corp.	56,366	3,013
	Agilent Technologies Inc.	68,884	2,820
	Cardinal Health Inc.	67,055	2,761
	Zimmer Holdings Inc.	34,296	2,286
*	Cerner Corp.	28,738	2,231
*	Mylan Inc.	80,374	2,209
	St. Jude Medical Inc.	61,008	2,205
*	Watson Pharmaceuticals Inc.	25,177	2,165
	Humana Inc.	31,362	2,152
*	Edwards Lifesciences Corp.	22,743	2,051
	AmerisourceBergen Corp.
	Class A	46,524	2,009
*	DaVita HealthCare
	Partners Inc.	16,613	1,836
	Quest Diagnostics Inc.	31,342	1,826
	Perrigo Co.	17,402	1,810
*	Life Technologies Corp.	34,082	1,673
*	Forest Laboratories Inc.	46,123	1,629
*	Laboratory Corp. of
	America Holdings	18,668	1,617
*	Boston Scientific Corp.	271,216	1,554
*	Varian Medical Systems Inc.	21,649	1,521
*	Waters Corp.	17,177	1,496
	CR Bard Inc.	15,129	1,479
*	CareFusion Corp.	43,689	1,249
	Coventry Health Care Inc.	26,680	1,196
	DENTSPLY International Inc.	28,253	1,119
*	Hospira Inc.	32,854	1,026
	PerkinElmer Inc.	22,637	719
	Tenet Healthcare Corp.	21,004	682
	Patterson Cos. Inc.	16,440	563
			302,264
Industrials (10.1%)
	General Electric Co.	2,071,275	43,476
	United Technologies Corp.	166,496	13,654
	Union Pacific Corp.	92,977	11,689
	3M Co.	125,698	11,671
	Caterpillar Inc.	129,076	11,563
	United Parcel Service Inc.
	Class B	141,299	10,418
	Boeing Co.	134,001	10,098
	Honeywell International Inc.	154,657	9,816
	Emerson Electric Co.	143,200	7,584
	Deere & Co.	77,393	6,688
	Danaher Corp.	115,066	6,432
	Precision Castparts Corp.	28,784	5,452
	FedEx Corp.	57,634	5,286
	Illinois Tool Works Inc.	84,157	5,118
	Eaton Corp. plc	91,306	4,949

			Market
			Value
		Shares	($000)
	Lockheed Martin Corp.	52,999	4,891
	General Dynamics Corp.	65,622	4,546
	CSX Corp.	203,717	4,019
	Norfolk Southern Corp.	62,384	3,858
	Cummins Inc.	34,844	3,775
	Raytheon Co.	65,082	3,746
	Northrop Grumman Corp.	48,589	3,284
	PACCAR Inc.	69,935	3,162
	Waste Management Inc.	86,134	2,906
	Tyco International Ltd.	91,568	2,678
	Ingersoll-Rand plc	55,300	2,652
	Parker Hannifin Corp.	29,490	2,508
	Fastenal Co.	53,182	2,483
	Stanley Black & Decker Inc.	33,289	2,462
	WW Grainger Inc.	11,843	2,397
	Dover Corp.	35,484	2,332
	Rockwell Automation Inc.	27,603	2,318
	Roper Industries Inc.	19,459	2,169
	ADT Corp.	45,786	2,129
	Pentair Ltd.	41,689	2,049
	CH Robinson Worldwide Inc.	31,912	2,017
	Fluor Corp.	32,868	1,931
	Republic Services Inc.
	Class A	59,011	1,731
	Expeditors International
	of Washington Inc.	41,360	1,636
	Rockwell Collins Inc.	27,714	1,612
*	Stericycle Inc.	16,964	1,582
	Southwest Airlines Co.	146,124	1,496
	Flowserve Corp.	9,868	1,449
	L-3 Communications
	Holdings Inc.	18,577	1,423
	Textron Inc.	55,563	1,377
	Joy Global Inc.	20,889	1,332
	Pall Corp.	21,873	1,318
	Equifax Inc.	23,567	1,275
	Masco Corp.	70,319	1,172
*	Quanta Services Inc.	42,369	1,156
*	Jacobs Engineering
	Group Inc.	25,882	1,102
	Iron Mountain Inc.	32,842	1,020
	Xylem Inc.	36,556	991
	Snap-on Inc.	11,567	914
	Robert Half International Inc.	27,801	885
	Cintas Corp.	21,002	859
	Dun & Bradstreet Corp.	8,896	700
	Avery Dennison Corp.	19,587	684
	Ryder System Inc.	10,104	505
	Pitney Bowes Inc.	40,481	431
			254,856
Information Technology (19.1%)
	Apple Inc.	185,813	99,044
	International Business
	Machines Corp.	209,787	40,185
	Microsoft Corp.	1,496,141	39,992
*	Google Inc. Class A	52,564	37,287

Tax-Managed Growth and Income Fund

			Market
			Value
		Shares	($000)
	Oracle Corp.	742,412	24,737
	QUALCOMM Inc.	336,464	20,867
	Cisco Systems Inc.	1,048,625	20,605
	Intel Corp.	982,780	20,275
	Visa Inc. Class A	102,885	15,595
*	eBay Inc.	229,981	11,734
*	EMC Corp.	416,030	10,526
	Mastercard Inc. Class A	21,096	10,364
	Accenture plc Class A	126,089	8,385
	Texas Instruments Inc.	221,640	6,858
	Hewlett-Packard Co.	388,898	5,542
	Automatic Data
	Processing Inc.	96,024	5,474
*	Cognizant Technology
	Solutions Corp. Class A	59,238	4,387
*	Salesforce.com Inc.	25,842	4,344
*	Yahoo! Inc.	205,561	4,091
*	Adobe Systems Inc.	97,930	3,690
	Corning Inc.	291,919	3,684
	Broadcom Corp. Class A	102,350	3,399
	Intuit Inc.	54,972	3,271
	TE Connectivity Ltd.	83,355	3,094
	Motorola Solutions Inc.	55,568	3,094
	Dell Inc.	288,501	2,923
	Applied Materials Inc.	236,295	2,703
*	Symantec Corp.	137,552	2,587
	Analog Devices Inc.	59,484	2,502
*	Citrix Systems Inc.	37,003	2,433
*	NetApp Inc.	71,018	2,383
	Altera Corp.	63,321	2,181
*	Fiserv Inc.	26,367	2,084
*	SanDisk Corp.	47,785	2,081
*	Teradata Corp.	33,359	2,065
	Amphenol Corp. Class A	31,741	2,054
	Seagate Technology plc	66,317	2,021
*	Red Hat Inc.	38,127	2,019
*	Juniper Networks Inc.	102,098	2,008
	Paychex Inc.	63,825	1,987
	Xilinx Inc.	51,636	1,854
	Western Digital Corp.	43,361	1,842
	Fidelity National Information
	Services Inc.	49,241	1,714
	Xerox Corp.	249,620	1,702
	Western Union Co.	118,122	1,608
*	Autodesk Inc.	44,433	1,571
	KLA-Tencor Corp.	32,859	1,569
	Linear Technology Corp.	45,747	1,569
	NVIDIA Corp.	123,281	1,515
*	F5 Networks Inc.	15,594	1,515
	CA Inc.	66,400	1,459
*	Akamai Technologies Inc.	34,953	1,430
*	Micron Technology Inc.	200,661	1,274
	Microchip Technology Inc.	38,599	1,258
	Computer Sciences Corp.	30,584	1,225
*	Lam Research Corp.	33,704	1,218
*	VeriSign Inc.	30,731	1,193

			Market
			Value
		Shares	($000)
*	BMC Software Inc.	28,145	1,116
	Harris Corp.	22,520	1,103
*	Electronic Arts Inc.	60,288	876
*	LSI Corp.	109,032	772
	Molex Inc.	27,322	747
	Jabil Circuit Inc.	36,840	711
	Total System Services Inc.	31,698	679
	FLIR Systems Inc.	29,496	658
*	JDS Uniphase Corp.	46,691	632
	SAIC Inc.	55,768	631
*	Teradyne Inc.	36,900	623
*	First Solar Inc.	12,133	375
*	Advanced Micro
	Devices Inc.	121,345	291
			479,285
Materials (3.6%)
	Monsanto Co.	105,510	9,987
	EI du Pont de
	Nemours & Co.	184,047	8,277
	Dow Chemical Co.	237,145	7,665
	Praxair Inc.	58,734	6,428
	Freeport-McMoRan
	Copper & Gold Inc.	187,731	6,420
	Newmont Mining Corp.	98,179	4,559
	LyondellBasell Industries
	NV Class A	74,992	4,281
	PPG Industries Inc.	30,324	4,104
	Ecolab Inc.	52,057	3,743
	Air Products & Chemicals Inc.	42,110	3,538
	International Paper Co.	86,618	3,451
	Mosaic Co.	54,615	3,093
	Nucor Corp.	62,727	2,709
	Sherwin-Williams Co.	16,954	2,608
	CF Industries Holdings Inc.	12,409	2,521
	Eastman Chemical Co.	30,343	2,065
	Alcoa Inc.	210,603	1,828
	Sigma-Aldrich Corp.	23,759	1,748
	FMC Corp.	27,128	1,588
	Ball Corp.	30,351	1,358
	Vulcan Materials Co.	25,530	1,329
	Airgas Inc.	13,797	1,260
	MeadWestvaco Corp.	34,655	1,104
	Cliffs Natural Resources Inc.	28,069	1,082
	International Flavors &
	Fragrances Inc.	16,054	1,068
*	Owens-Illinois Inc.	32,385	689
	Bemis Co. Inc.	20,450	684
	Sealed Air Corp.	38,892	681
	United States Steel Corp.	28,380	677
	Allegheny Technologies Inc.	21,120	641
			91,186
Telecommunication Services (3.1%)
	AT&T Inc.	1,121,884	37,819
	Verizon
	Communications Inc.	563,620	24,388
	CenturyLink Inc.	123,326	4,825

Tax-Managed Growth and Income Fund

			Market
			Value
		Shares	($000)
*	Crown Castle
	International Corp.	57,954	4,182
*	Sprint Nextel Corp.	594,037	3,368
	Windstream Corp.	116,958	968
	Frontier
	Communications Corp.	196,622	842
*	MetroPCS
	Communications Inc.	63,428	630
			77,022
Utilities (3.4%)
	Duke Energy Corp.	138,999	8,868
	Southern Co.	172,577	7,388
	Dominion Resources Inc.	113,646	5,887
	NextEra Energy Inc.	83,655	5,788
	Exelon Corp.	168,930	5,024
	American Electric
	Power Co. Inc.	95,952	4,095
	FirstEnergy Corp.	82,604	3,450
	PG&E Corp.	84,877	3,410
	PPL Corp.	115,013	3,293
	Consolidated Edison Inc.	57,832	3,212
	Sempra Energy	44,452	3,153
	Public Service Enterprise
	Group Inc.	99,989	3,060
	Edison International	64,370	2,909
	Xcel Energy Inc.	96,379	2,574
	Northeast Utilities	62,057	2,425
	Entergy Corp.	35,035	2,234
	DTE Energy Co.	33,979	2,040
	ONEOK Inc.	40,424	1,728
	Wisconsin Energy Corp.	45,542	1,678
	CenterPoint Energy Inc.	84,288	1,623
	NiSource Inc.	61,058	1,520
	Ameren Corp.	47,821	1,469
	NRG Energy Inc.	63,574	1,462
	AES Corp.	121,905	1,304
	CMS Energy Corp.	52,075	1,270
	SCANA Corp.	26,088	1,191
	Pinnacle West Capital Corp.	21,840	1,113
	AGL Resources Inc.	23,389	935
	Pepco Holdings Inc.	45,455	891
	Integrys Energy Group Inc.	15,473	808
	TECO Energy Inc.	40,750	683
			86,485
Total Investments (100.0%)
(Cost $1,959,194)			2,516,036

Market
Value
($000)
Other Assets and Liabilities (0.0%)
Other Assets	10,499
Liabilities	(10,618)
(119)
Net Assets (100%)	2,515,917

At December 31, 2012, net assets consisted of:
Amount
($000)
Paid-in Capital	1,985,565
Overdistributed Net Investment Income	(3,097)
Accumulated Net Realized Losses	(23,393)
Unrealized Appreciation (Depreciation)	556,842
Net Assets	2,515,917

Admiral Shares—Net Assets
Applicable to 34,554,438 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	2,207,543
Net Asset Value Per Share—
Admiral Shares	$63.89

Institutional Shares—Net Assets
Applicable to 9,919,453 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	308,374
Net Asset Value Per Share—
Institutional Shares	$31.09

See Note A in Notes to Financial Statements.
* Non-income-producing security.
REIT—Real Estate Investment Trust.
See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Growth and Income Fund

Statement of Operations

Year Ended
December 31, 2012
($000)
Investment Income
Income
Dividends	57,205
Interest[1]	2
Total Income	57,207
Expenses
The Vanguard Group—Note B
Investment Advisory Services	246
Management and Administrative—Admiral Shares	1,797
Management and Administrative—Institutional Shares	155
Marketing and Distribution—Admiral Shares	497
Marketing and Distribution—Institutional Shares	48
Custodian Fees	44
Auditing Fees	28
Shareholders’ Reports—Admiral Shares	31
Shareholders’ Reports—Institutional Shares	—
Trustees’ Fees and Expenses	2
Total Expenses	2,848
Net Investment Income	54,359
Realized Net Gain (Loss) on Investment Securities Sold	64,936
Change in Unrealized Appreciation (Depreciation) of Investment Securities	237,932
Net Increase (Decrease) in Net Assets Resulting from Operations	357,227
1 Interest income from an affiliated company of the fund was $2,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Growth and Income Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2012	2011
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	54,359	45,068
Realized Net Gain (Loss)	64,936	(28,111)
Change in Unrealized Appreciation (Depreciation)	237,932	27,238
Net Increase (Decrease) in Net Assets Resulting from Operations	357,227	44,195
Distributions
Net Investment Income
Investor Shares	—	(2,110)
Admiral Shares	(47,505)	(37,797)
Institutional Shares	(6,710)	(5,052)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Total Distributions	(54,215)	(44,959)
Capital Share Transactions
Investor Shares	—	(521,190)
Admiral Shares	(60,751)	418,062
Institutional Shares	5,184	44,908
Net Increase (Decrease) from Capital Share Transactions	(55,567)	(58,220)
Total Increase (Decrease)	247,445	(58,984)
Net Assets
Beginning of Period	2,268,472	2,327,456
End of Period[1]	2,515,917	2,268,472

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($3,097,000) and ($3,241,000).

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Growth and Income Fund

Financial Highlights

Admiral Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$56.33	$56.31	$49.94	$40.39	$65.69
Investment Operations
Net Investment Income	1.365	1.104	1.017	1.036	1.212
Net Realized and Unrealized Gain (Loss)
on Investments	7.559	.018	6.374	9.532	(25.276)
Total from Investment Operations	8.924	1.122	7.391	10.568	(24.064)
Distributions
Dividends from Net Investment Income	(1.364)	(1.102)	(1.021)	(1.018)	(1.236)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.364)	(1.102)	(1.021)	(1.018)	(1.236)
Net Asset Value, End of Period	$63.89	$56.33	$56.31	$49.94	$40.39

Total Return[1]	15.91%	2.00%	14.99%	26.54%	-37.00%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,208	$2,001	$1,614	$1,466	$1,203
Ratio of Total Expenses to
Average Net Assets	0.12%	0.12%	0.12%	0.15%	0.10%
Ratio of Net Investment Income to
Average Net Assets	2.19%	1.93%	1.98%	2.40%	2.19%
Portfolio Turnover Rate	5%	6%	6%	38%	8%

1 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Growth and Income Fund

Financial Highlights

Institutional Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$27.41	$27.40	$24.30	$19.65	$31.96
Investment Operations
Net Investment Income	.677	.549	.506	.515	.598
Net Realized and Unrealized Gain (Loss)
on Investments	3.679	.009	3.101	4.642	(12.299)
Total from Investment Operations	4.356	.558	3.607	5.157	(11.701)
Distributions
Dividends from Net Investment Income	(.676)	(.548)	(.507)	(.507)	(.609)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.676)	(.548)	(.507)	(.507)	(.609)
Net Asset Value, End of Period	$31.09	$27.41	$27.40	$24.30	$19.65

Total Return[1]	15.96%	2.05%	15.04%	26.63%	-36.98%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$308	$267	$225	$200	$263
Ratio of Total Expenses to
Average Net Assets	0.08%	0.08%	0.08%	0.09%	0.07%
Ratio of Net Investment Income to
Average Net Assets	2.23%	1.97%	2.02%	2.46%	2.22%
Portfolio Turnover Rate	5%	6%	6%	38%	8%

1 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Growth and Income Fund

Notes to Financial Statements

Vanguard Tax-Managed Growth and Income Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Admiral Shares and Institutional Shares. Admiral Shares and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2009–2012), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2012, the fund had contributed capital of $348,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.14% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

Tax-Managed Growth and Income Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At December 31, 2012, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

For tax purposes, at December 31, 2012, the fund had $425,000 of ordinary income available for distribution. The fund used capital loss carryforwards of $53,818,000 to offset taxable capital gains realized during the year ended December 31, 2012. At December 31, 2012, the fund had available capital losses totaling $23,385,000 to offset future net capital gains through December 31, 2016.

At December 31, 2012, the cost of investment securities for tax purposes was $1,959,202,000. Net unrealized appreciation of investment securities for tax purposes was $556,834,000, consisting of unrealized gains of $764,494,000 on securities that had risen in value since their purchase and $207,660,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the year ended December 31, 2012, the fund purchased $120,216,000 of investment securities and sold $173,713,000 of investment securities, other than temporary cash investments.

Tax-Managed Growth and Income Fund

F. Capital share transactions for each class of shares were:

			Year Ended December 31,
		2012		2011
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	—	—	9,282	325
Issued in Lieu of Cash Distributions	—	—	1,877	65
Redeemed[1,2]	—	—	(532,349)	(18,237)
Net Increase (Decrease)—Investor Shares	—	—	(521,190)	(17,847)
Admiral Shares
Issued [2]	83,163	1,337	578,240	9,701
Issued in Lieu of Cash Distributions	37,977	605	30,196	537
Redeemed[1]	(181,891)	(2,915)	(190,374)	(3,366)
Net Increase (Decrease)—Admiral Shares	(60,751)	(973)	418,062	6,872
Institutional Shares
Issued	20,495	670	54,768	1,918
Issued in Lieu of Cash Distributions	5,111	167	3,509	128
Redeemed[1]	(20,422)	(664)	(13,369)	(506)
Net Increase (Decrease) —Institutional Shares	5,184	173	44,908	1,540

1 Net of redemption fees for fiscal 2011 of $66,000 (fund totals). Effective April 28, 2011, the redemption fee was eliminated.
2 For fiscal 2011, Investor Shares redeemed and Admiral Shares issued reflect $510,049,000 from the conversion of 17,461,000 Investor Shares to 8,497,000 Admiral Shares at the close of business on May 13, 2011.

G. In preparing the financial statements as of December 31, 2012, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

Tax-Managed Capital Appreciation Fund

Fund Profile
As of December 31, 2012

Share-Class Characteristics
	Admiral	Institutional
	Shares	Shares
Ticker Symbol	VTCLX	VTCIX
Expense Ratio[1]	0.12%	0.08%
30-Day SEC Yield	1.91%	1.95%

Portfolio Characteristics
			DJ U.S.
			Total
		Russell	Market
		1000	FA
	Fund	Index	Index
Number of Stocks	630	991	3,604
Median Market Cap	$42.5B	$42.8B	$35.1B
Price/Earnings Ratio	16.2x	16.4x	16.8x
Price/Book Ratio	2.2x	2.2x	2.1x
Return on Equity	18.0%	17.9%	17.1%
Earnings Growth Rate	10.3%	10.0%	9.7%
Dividend Yield	2.0%	2.2%	2.1%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate	3%	—	—
Short-Term Reserves	0.0%	—	—

Sector Diversification (% of equity exposure)
			DJ U.S.
			Total
		Russell	Market
		1000	FA
	Fund	Index	Index
Consumer Discretionary	12.7%	12.4%	12.3%
Consumer Staples	10.1	9.8	9.3
Energy	10.3	10.3	10.2
Financials	16.0	16.3	16.9
Health Care	11.9	11.7	11.7
Industrials	11.1	10.9	11.1
Information Technology	18.4	18.3	18.3
Materials	3.8	4.0	4.0
Telecommunication
Services	2.9	2.9	2.7
Utilities	2.8	3.4	3.5

Volatility Measures
		DJ U.S.
		Total
	Russell	Market
	1000	FA
	Index	Index
R-Squared	1.00	1.00
Beta	1.02	1.00

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Apple Inc.	Computer Hardware	3.5%
Exxon Mobil Corp.	Integrated Oil & Gas	2.9
Chevron Corp.	Integrated Oil & Gas	1.5
General Electric Co.	Industrial
	Conglomerates	1.5
International Business	IT Consulting &
Machines Corp.	Other Services	1.5
AT&T Inc.	Integrated
	Telecommunication
	Services	1.4
Johnson & Johnson	Pharmaceuticals	1.4
Microsoft Corp.	System Software	1.4
Procter & Gamble Co.	Household Products	1.3
Google Inc. Class A	Internet Software &
	Services	1.3
Top Ten		17.7%

The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

1 The expense ratios shown are from the prospectus dated April 26, 2012, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2012, the expense ratios were 0.12% for Admiral Shares and 0.08% for Institutional Shares.

Tax-Managed Capital Appreciation Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2002, Through December 31, 2012
Initial Investment of $10,000

		Average Annual Total Returns
	Periods Ended December 31, 2012

				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment

Tax-Managed Capital Appreciation
Fund Admiral Shares	16.35%	1.98%	7.81%	$21,220

Russell 1000 Index	16.42	1.92	7.52	20,649

Multi-Cap Core Funds Average	14.93	0.66	6.67	19,077
Dow Jones U.S. Total Stock Market
Float Adjusted Index	16.38	2.21	7.95	21,484

Multi-Cap Core Funds Average: Derived from data provided by Lipper Inc.

				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment
Tax-Managed Capital Appreciation Fund
Institutional Shares	16.41%	2.02%	7.85%	$10,648,863
Russell 1000 Index	16.42	1.92	7.52	10,324,493
Dow Jones U.S. Total Stock Market
Float Adjusted Index	16.38	2.21	7.95	10,742,011

See Financial Highlights for dividend and capital gains information.

Tax-Managed Capital Appreciation Fund

Fiscal-Year Total Returns (%): December 31, 2002, Through December 31, 2012

Tax-Managed Capital Appreciation Fund Admiral Shares
Russell 1000 Index

Tax-Managed Capital Appreciation Fund

Financial Statements

Statement of Net Assets
As of December 31, 2012

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value
		Shares	($000)
Common Stocks (99.9%)
Consumer Discretionary (12.7%)
	Home Depot Inc.	463,400	28,661
	Comcast Corp. Class A	755,371	28,236
*	Amazon.com Inc.	109,740	27,560
	Walt Disney Co.	542,636	27,018
	McDonald’s Corp.	306,260	27,015
	News Corp. Class A	676,330	17,273
	Ford Motor Co.	1,209,933	15,669
	Time Warner Inc.	315,349	15,083
	Lowe’s Cos. Inc.	397,100	14,105
	Starbucks Corp.	250,852	13,451
	Target Corp.	220,900	13,071
	NIKE Inc. Class B	243,200	12,549
*	DIRECTV	225,409	11,307
	Yum! Brands Inc.	159,210	10,572
	Time Warner Cable Inc.	94,542	9,189
	Viacom Inc. Class B	171,033	9,020
*	General Motors Co.	299,485	8,634
	Johnson Controls Inc.	237,600	7,294
	McGraw-Hill Cos. Inc.	117,000	6,396
	Coach Inc.	111,500	6,189
*	AutoZone Inc.	16,290	5,774
*	Bed Bath & Beyond Inc.	100,615	5,625
	Sirius XM Radio Inc.	1,851,325	5,350
*	Liberty Interactive Corp.
	Class A	269,426	5,302
*	Discovery
	Communications Inc.	90,137	5,273
	Ross Stores Inc.	96,892	5,247
*	O’Reilly Automotive Inc.	57,848	5,173
	Starwood Hotels & Resorts
	Worldwide Inc.	89,818	5,152
	CBS Corp. Class B	127,174	4,839
*	CarMax Inc.	128,143	4,810
	Marriott International Inc.
	Class A	125,975	4,695
	Las Vegas Sands Corp.	100,440	4,636
	Ralph Lauren Corp. Class A	30,800	4,618
	Gap Inc.	148,547	4,611

			Market
			Value
		Shares	($000)
	PVH Corp.	40,431	4,488
*	Liberty Global Inc.	75,207	4,418
*	Dollar Tree Inc.	107,938	4,378
*	BorgWarner Inc.	61,100	4,376
	PetSmart Inc.	62,000	4,237
*	PulteGroup Inc.	222,730	4,045
	Expedia Inc.	62,306	3,829
*	priceline.com Inc.	6,075	3,774
	Kohl’s Corp.	86,250	3,707
*	Liberty Media Corp. -
	Liberty Capital Class A	30,877	3,582
*	NVR Inc.	3,840	3,533
*	MGM Resorts International	298,690	3,477
	Darden Restaurants Inc.	77,080	3,474
*	Toll Brothers Inc.	106,560	3,445
	Scripps Networks
	Interactive Inc. Class A	59,478	3,445
*	TripAdvisor Inc.	80,406	3,374
	TJX Cos. Inc.	79,152	3,360
	Advance Auto Parts Inc.	46,302	3,350
	Interpublic Group
	of Cos. Inc.	294,400	3,244
*	Dollar General Corp.	71,400	3,148
*	Mohawk Industries Inc.	34,700	3,139
	Harley-Davidson Inc.	56,800	2,774
	Hasbro Inc.	77,100	2,768
	Brinker International Inc.	88,250	2,735
	Omnicom Group Inc.	50,600	2,528
	DR Horton Inc.	126,366	2,500
*	AutoNation Inc.	58,225	2,312
	Virgin Media Inc.	62,269	2,288
	Foot Locker Inc.	70,600	2,268
*	Liberty Global Inc. Class A	35,738	2,251
	Macy’s Inc.	56,800	2,216
*	Lamar Advertising Co.
	Class A	56,186	2,177
	Lennar Corp. Class A	54,600	2,111
	John Wiley & Sons Inc.
	Class A	53,700	2,091
	Gentex Corp.	107,252	2,018
*	Hanesbrands Inc.	55,286	1,980

Tax-Managed Capital Appreciation Fund

			Market
			Value
		Shares	($000)
	Harman International
	Industries Inc.	43,600	1,946
	Weight Watchers
	International Inc.	36,200	1,895
	Nordstrom Inc.	32,300	1,728
	American Eagle
	Outfitters Inc.	66,991	1,374
*	Liberty Ventures Class A	18,529	1,256
	Abercrombie & Fitch Co.	23,300	1,118
	Aaron’s Inc.	37,182	1,052
	Comcast Corp.	26,219	943
*	Sears Holdings Corp.	21,900	906
	International Game
	Technology	51,499	730
*	AMC Networks Inc. Class A	13,586	673
*	Madison Square
	Garden Co. Class A	13,586	603
	Chico’s FAS Inc.	28,340	523
	GameStop Corp. Class A	20,430	513
*	Apollo Group Inc. Class A	23,829	498
	Best Buy Co. Inc.	41,641	493
	Mattel Inc.	12,557	460
	Staples Inc.	28,295	323
	Lennar Corp. Class B	8,300	253
	Wynn Resorts Ltd.	2,000	225
	Cablevision Systems Corp.
	Class A	14,944	223
	Carnival Corp.	5,800	213
			510,185
Consumer Staples (10.1%)
	Procter & Gamble Co.	796,678	54,087
	Coca-Cola Co.	1,145,800	41,535
	Philip Morris
	International Inc.	491,809	41,135
	Wal-Mart Stores Inc.	502,428	34,281
	PepsiCo Inc.	469,139	32,103
	CVS Caremark Corp.	404,754	19,570
	Costco Wholesale Corp.	144,000	14,223
	Colgate-Palmolive Co.	115,900	12,116
	Altria Group Inc.	380,123	11,943
	Walgreen Co.	302,300	11,188
	Mondelez International Inc.
	Class A	351,526	8,953
	Archer-Daniels-Midland Co.	243,273	6,663
	Kroger Co.	231,700	6,029
	Estee Lauder Cos. Inc.
	Class A	100,700	6,028
	Kraft Foods Group Inc.	117,175	5,328
	Hershey Co.	72,600	5,243
	Coca-Cola Enterprises Inc.	153,000	4,855
	Dr Pepper Snapple
	Group Inc.	109,700	4,847
	Clorox Co.	66,120	4,841
	Brown-Forman Corp.
	Class B	74,469	4,710
	Bunge Ltd.	62,800	4,565

			Market
			Value
		Shares	($000)
	McCormick & Co. Inc.	70,300	4,466
	JM Smucker Co.	49,024	4,228
	Church & Dwight Co. Inc.	76,988	4,124
*	Monster Beverage Corp.	71,200	3,765
*	Constellation Brands Inc.
	Class A	105,170	3,722
	Kimberly-Clark Corp.	43,340	3,659
	Energizer Holdings Inc.	45,169	3,613
	General Mills Inc.	88,800	3,588
*	Ralcorp Holdings Inc.	39,783	3,567
	Ingredion Inc.	54,900	3,537
	Tyson Foods Inc. Class A	177,944	3,452
	Campbell Soup Co.	97,400	3,398
	Hormel Foods Corp.	105,200	3,283
	Safeway Inc.	170,462	3,084
	Molson Coors Brewing Co.
	Class B	71,900	3,077
	Whole Foods Market Inc.	32,840	2,999
*	Smithfield Foods Inc.	137,950	2,976
*	Dean Foods Co.	163,416	2,698
	Mead Johnson Nutrition Co.	35,325	2,328
*	Green Mountain
	Coffee Roasters Inc.	52,509	2,172
	Kellogg Co.	22,800	1,273
	Sysco Corp.	17,111	542
	Nu Skin Enterprises Inc.
	Class A	11,200	415
	ConAgra Foods Inc.	11,200	330
	Hillshire Brands Co.	8,920	251
			404,790
Energy (10.3%)
	Exxon Mobil Corp.	1,327,064	114,857
	Chevron Corp.	569,538	61,590
	Schlumberger Ltd.	375,599	26,025
	Occidental Petroleum Corp.	190,339	14,582
	ConocoPhillips	247,132	14,331
	Anadarko Petroleum Corp.	164,623	12,233
	EOG Resources Inc.	88,300	10,666
	National Oilwell Varco Inc.	146,541	10,016
	Apache Corp.	126,217	9,908
	Phillips 66	157,963	8,388
	Williams Cos. Inc.	232,200	7,602
	Devon Energy Corp.	145,622	7,578
	Noble Energy Inc.	72,000	7,325
	Valero Energy Corp.	182,480	6,226
*	Cameron International Corp.	109,002	6,154
	Baker Hughes Inc.	150,671	6,153
	Hess Corp.	109,600	5,804
	Pioneer Natural
	Resources Co.	53,737	5,728
	Cabot Oil & Gas Corp.	104,970	5,221
	Halliburton Co.	146,800	5,093
*	Southwestern Energy Co.	145,700	4,868
*	FMC Technologies Inc.	107,100	4,587
	Range Resources Corp.	72,800	4,574
	EQT Corp.	67,900	4,005

Tax-Managed Capital Appreciation Fund

			Market
			Value
		Shares	($000)
*	Dresser-Rand Group Inc.	61,355	3,445
	Helmerich & Payne Inc.	57,980	3,248
*	Plains Exploration &
	Production Co.	66,760	3,134
	QEP Resources Inc.	103,165	3,123
*	Denbury Resources Inc.	184,776	2,993
	Marathon Petroleum Corp.	46,450	2,926
*	Continental Resources Inc.	39,400	2,896
	Peabody Energy Corp.	108,100	2,877
	Marathon Oil Corp.	92,900	2,848
*	Concho Resources Inc.	35,300	2,844
*	Rowan Cos. plc Class A	85,600	2,677
	Energen Corp.	56,100	2,530
	Cimarex Energy Co.	43,499	2,511
	SM Energy Co.	43,156	2,253
*	Newfield Exploration Co.	66,098	1,770
*	SandRidge Energy Inc.	262,914	1,670
	Diamond Offshore
	Drilling Inc.	20,400	1,386
	Tesoro Corp.	26,500	1,167
*	WPX Energy Inc.	77,400	1,152
	CONSOL Energy Inc.	33,900	1,088
*	Unit Corp.	12,800	577
	Chesapeake Energy Corp.	25,211	419
	Patterson-UTI Energy Inc.	21,200	395
	Kinder Morgan Inc.	8,193	289
*	Ultra Petroleum Corp.	12,870	233
*	Nabors Industries Ltd.	4,720	68
*	Superior Energy Services Inc.	1,048	22
			414,055
Financials (15.9%)
	JPMorgan Chase & Co.	1,111,121	48,856
*	Berkshire Hathaway Inc.
	Class B	522,145	46,836
	Wells Fargo & Co.	1,236,508	42,264
	Bank of America Corp.	2,583,633	29,970
	Citigroup Inc.	681,300	26,952
	American Express Co.	318,800	18,325
	Goldman Sachs Group Inc.	122,030	15,566
	Simon Property Group Inc.	98,448	15,564
	US Bancorp	392,700	12,543
	American Tower
	Corporation	140,300	10,841
	Aflac Inc.	172,500	9,163
	State Street Corp.	186,978	8,790
	Prudential Financial Inc.	161,904	8,634
	Public Storage	55,200	8,002
	Discover Financial Services	202,200	7,795
	Travelers Cos. Inc.	101,877	7,317
	Franklin Resources Inc.	55,400	6,964
	Capital One Financial Corp.	117,800	6,824
	Equity Residential	115,600	6,551
	Boston Properties Inc.	60,200	6,370
	SunTrust Banks Inc.	216,990	6,152
	T. Rowe Price Group Inc.	92,978	6,056
	Ameriprise Financial Inc.	92,960	5,822

			Market
			Value
		Shares	($000)
*	American International
	Group Inc.	164,080	5,792
	Loews Corp.	138,908	5,660
	Progressive Corp.	267,900	5,653
	Fifth Third Bancorp	368,920	5,604
	Charles Schwab Corp.	377,200	5,417
	Host Hotels & Resorts Inc.	334,772	5,246
	AvalonBay Communities Inc.	38,375	5,203
	General Growth
	Properties Inc.	252,757	5,017
	M&T Bank Corp.	46,286	4,558
*	IntercontinentalExchange Inc.	35,869	4,441
*	CIT Group Inc.	114,835	4,437
*	Affiliated Managers
	Group Inc.	32,250	4,197
	Allstate Corp.	102,300	4,109
*	CBRE Group Inc. Class A	205,090	4,081
	Plum Creek Timber Co. Inc.	91,500	4,060
	Lincoln National Corp.	150,986	3,911
*	Arch Capital Group Ltd.	88,800	3,909
	SL Green Realty Corp.	50,810	3,895
	KeyCorp	457,769	3,854
	MetLife Inc.	115,152	3,793
*	Alleghany Corp.	10,759	3,609
	Torchmark Corp.	68,650	3,547
	Moody’s Corp.	70,100	3,527
	PNC Financial Services
	Group Inc.	59,631	3,477
	Unum Group	166,800	3,473
*	American Capital Ltd.	288,458	3,461
	Raymond James
	Financial Inc.	89,650	3,454
	Principal Financial
	Group Inc.	120,400	3,434
	Taubman Centers Inc.	43,500	3,424
	DDR Corp.	216,364	3,388
	HCC Insurance
	Holdings Inc.	87,200	3,245
	CME Group Inc.	63,904	3,241
	WR Berkley Corp.	85,296	3,219
	Jones Lang LaSalle Inc.	38,077	3,196
*	Markel Corp.	7,276	3,154
	Reinsurance Group of
	America Inc. Class A	58,819	3,148
	White Mountains
	Insurance Group Ltd.	6,041	3,111
*	Popular Inc.	145,844	3,032
	Brown & Brown Inc.	118,600	3,020
	BlackRock Inc.	14,450	2,987
	Douglas Emmett Inc.	127,273	2,965
	First Republic Bank	90,257	2,959
	Apartment Investment &
	Management Co. Class A	108,443	2,934
	TD Ameritrade
	Holding Corp.	174,400	2,932
	Zions Bancorporation	136,284	2,916

Tax-Managed Capital Appreciation Fund

			Market
			Value
		Shares	($000)
	East West Bancorp Inc.	134,700	2,895
	Camden Property Trust	42,400	2,892
	SEI Investments Co.	123,770	2,889
	NASDAQ OMX Group Inc.	114,892	2,873
*	Forest City Enterprises Inc.
	Class A	177,391	2,865
	Hospitality Properties Trust	119,270	2,793
	Leucadia National Corp.	116,219	2,765
	Morgan Stanley	143,800	2,749
	Eaton Vance Corp.	86,202	2,745
*	Howard Hughes Corp.	37,499	2,738
*	St. Joe Co.	118,400	2,733
	Equity Lifestyle
	Properties Inc.	40,500	2,725
	Assurant Inc.	75,300	2,613
*	Alexander & Baldwin Inc.	88,414	2,597
	Cullen/Frost Bankers Inc.	47,600	2,583
	Bank of New York
	Mellon Corp.	99,406	2,555
*	TFS Financial Corp.	260,720	2,508
	Retail Properties of
	America Inc.	209,357	2,506
	Alexandria Real Estate
	Equities Inc.	35,930	2,491
	Commerce Bancshares Inc.	70,214	2,462
	Chubb Corp.	30,900	2,327
*	Signature Bank	32,500	2,319
	First Horizon National Corp.	227,345	2,253
	Associated Banc-Corp	170,670	2,239
	SLM Corp.	123,245	2,111
	BOK Financial Corp.	38,571	2,101
	City National Corp.	42,000	2,080
	CNA Financial Corp.	69,500	1,947
	Digital Realty Trust Inc.	28,440	1,931
	Hanover Insurance
	Group Inc.	49,600	1,921
*	MBIA Inc.	239,350	1,879
	StanCorp Financial
	Group Inc.	50,600	1,855
	Lazard Ltd. Class A	55,686	1,662
	Prologis Inc.	44,814	1,635
*	E*TRADE Financial Corp.	178,979	1,602
	First Citizens
	BancShares Inc. Class A	9,642	1,576
	BB&T Corp.	53,000	1,543
	ACE Ltd.	18,102	1,445
	Hartford Financial
	Services Group Inc.	64,184	1,440
	Post Properties Inc.	27,700	1,384
	Janus Capital Group Inc.	155,766	1,327
	Northern Trust Corp.	25,873	1,298
	American Financial
	Group Inc.	32,200	1,273
	Legg Mason Inc.	47,500	1,222
	New York Community
	Bancorp Inc.	86,400	1,132

			Market
			Value
		Shares	($000)
	BRE Properties Inc.	21,500	1,093
	Hudson City Bancorp Inc.	114,302	929
	Aon plc	16,400	912
	Bank of Hawaii Corp.	20,100	885
	Federal Realty
	Investment Trust	8,200	853
*	Realogy Holdings Corp.	20,000	839
	People’s United
	Financial Inc.	62,614	757
	Interactive Brokers
	Group Inc.	51,335	702
	Invesco Ltd.	12,010	313
	Extra Space Storage Inc.	6,100	222
	Essex Property Trust Inc.	300	44
*	MSCI Inc. Class A	100	3
			640,878
Health Care (11.9%)
	Johnson & Johnson	795,698	55,778
	Pfizer Inc.	2,052,484	51,476
	Merck & Co. Inc.	790,626	32,368
	Abbott Laboratories	407,600	26,698
	Amgen Inc.	234,487	20,241
	UnitedHealth Group Inc.	328,662	17,827
*	Gilead Sciences Inc.	239,900	17,621
*	Express Scripts Holding Co.	262,595	14,180
*	Biogen Idec Inc.	81,661	11,977
*	Celgene Corp.	151,519	11,928
	Medtronic Inc.	263,600	10,813
	Allergan Inc.	108,530	9,955
	Bristol-Myers Squibb Co.	297,241	9,687
	Thermo Fisher
	Scientific Inc.	138,556	8,837
	Baxter International Inc.	127,341	8,489
	Eli Lilly & Co.	161,795	7,980
	WellPoint Inc.	124,216	7,567
	McKesson Corp.	73,424	7,119
	Aetna Inc.	138,944	6,433
	Cigna Corp.	118,300	6,324
	Becton Dickinson and Co.	80,600	6,302
	Agilent Technologies Inc.	151,706	6,211
	Cardinal Health Inc.	145,512	5,992
	Stryker Corp.	109,200	5,986
	Zimmer Holdings Inc.	81,170	5,411
*	Mylan Inc.	194,637	5,349
	AmerisourceBergen Corp.
	Class A	123,000	5,311
*	Watson Pharmaceuticals Inc.	60,233	5,180
	St. Jude Medical Inc.	139,832	5,054
	Humana Inc.	72,800	4,996
*	Life Technologies Corp.	95,435	4,684
	Perrigo Co.	44,840	4,665
*	Waters Corp.	51,650	4,500
*	Laboratory Corp. of
	America Holdings	51,900	4,496
	Quest Diagnostics Inc.	72,800	4,242
*	Henry Schein Inc.	52,400	4,216

Tax-Managed Capital Appreciation Fund

			Market
			Value
		Shares	($000)
*	Forest Laboratories Inc.	117,100	4,136
*	Mettler-Toledo
	International Inc.	21,000	4,059
	DENTSPLY International Inc.	93,300	3,696
	Coventry Health Care Inc.	81,025	3,632
*	Hospira Inc.	110,140	3,441
	PerkinElmer Inc.	106,204	3,371
	Universal Health
	Services Inc. Class B	67,400	3,259
	CR Bard Inc.	29,300	2,864
*	CareFusion Corp.	97,796	2,795
*	Endo Health Solutions Inc.	102,147	2,683
	Teleflex Inc.	37,000	2,638
	Patterson Cos. Inc.	73,530	2,517
	Warner Chilcott plc Class A	180,827	2,177
*	Varian Medical Systems Inc.	28,200	1,981
	Covidien plc	33,900	1,957
*	Health Net Inc.	74,200	1,803
	Omnicare Inc.	40,900	1,477
*	Vertex Pharmaceuticals Inc.	28,588	1,199
*	Boston Scientific Corp.	147,150	843
*	Medivation Inc.	12,554	642
	Cooper Cos. Inc.	3,600	333
*	Intuitive Surgical Inc.	630	309
*	DaVita HealthCare
	Partners Inc.	2,200	243
	Techne Corp.	2,000	137
*	Alexion Pharmaceuticals Inc.	1,100	103
*	Brookdale Senior
	Living Inc. Class A	3,600	91
*	QIAGEN NV	1,200	22
			478,301
Industrials (11.1%)
	General Electric Co.	2,917,272	61,234
	United Technologies Corp.	280,100	22,971
	Boeing Co.	236,770	17,843
	Union Pacific Corp.	123,914	15,578
	3M Co.	154,200	14,318
	Caterpillar Inc.	128,820	11,540
	United Parcel Service Inc.
	Class B	147,300	10,860
	Danaher Corp.	194,200	10,856
	FedEx Corp.	110,700	10,153
	Precision Castparts Corp.	52,100	9,869
	Illinois Tool Works Inc.	155,800	9,474
	Deere & Co.	104,800	9,057
	General Dynamics Corp.	121,400	8,409
	Honeywell International Inc.	131,400	8,340
	Cummins Inc.	75,400	8,170
	CSX Corp.	389,800	7,691
	Emerson Electric Co.	142,400	7,542
	Norfolk Southern Corp.	121,650	7,523
	PACCAR Inc.	142,910	6,461
	Fastenal Co.	126,000	5,883
	Parker Hannifin Corp.	67,500	5,742
	WW Grainger Inc.	27,000	5,464

			Market
			Value
		Shares	($000)
	Roper Industries Inc.	47,800	5,329
	Raytheon Co.	88,118	5,072
	Northrop Grumman Corp.	72,268	4,884
	AMETEK Inc.	127,475	4,789
	Fluor Corp.	81,200	4,770
	Waste Management Inc.	140,297	4,734
	CH Robinson
	Worldwide Inc.	74,090	4,684
*	Stericycle Inc.	48,408	4,515
	Flowserve Corp.	30,750	4,514
	Rockwell Collins Inc.	73,700	4,287
	Pall Corp.	69,300	4,176
	L-3 Communications
	Holdings Inc.	54,000	4,138
	Equifax Inc.	74,000	4,005
	Expeditors International
	of Washington Inc.	101,061	3,997
*	Verisk Analytics Inc. Class A	78,105	3,983
*	Quanta Services Inc.	140,048	3,822
	JB Hunt Transport
	Services Inc.	63,096	3,767
*	Jacobs Engineering
	Group Inc.	86,566	3,685
*	WABCO Holdings Inc.	56,041	3,653
	Southwest Airlines Co.	351,687	3,601
*	Owens Corning	94,587	3,499
	Donaldson Co. Inc.	103,200	3,389
	Joy Global Inc.	52,500	3,348
	IDEX Corp.	71,845	3,343
	Carlisle Cos. Inc.	56,500	3,320
	Valmont Industries Inc.	23,637	3,228
	MSC Industrial Direct
	Co. Inc. Class A	41,700	3,143
	Wabtec Corp.	35,800	3,134
*	Oshkosh Corp.	100,357	2,976
	Cintas Corp.	70,766	2,894
	Huntington Ingalls
	Industries Inc.	65,905	2,856
	Landstar System Inc.	54,289	2,848
	Dun & Bradstreet Corp.	36,200	2,847
	Toro Co.	66,100	2,841
*	Terex Corp.	99,066	2,785
	Robert Half International Inc.	87,500	2,784
	KBR Inc.	89,249	2,670
	SPX Corp.	37,400	2,624
	Xylem Inc.	87,100	2,360
	Manpower Inc.	54,600	2,317
	CNH Global NV	53,619	2,160
	Alliant Techsystems Inc.	33,100	2,051
	Stanley Black & Decker Inc.	26,745	1,978
	Iron Mountain Inc.	62,646	1,945
	Lennox International Inc.	35,090	1,843
	TransDigm Group Inc.	13,034	1,777
	Textron Inc.	61,020	1,513
	KAR Auction Services Inc.	71,953	1,456
	Graco Inc.	27,658	1,424

Tax-Managed Capital Appreciation Fund

			Market
			Value
		Shares	($000)
	Gardner Denver Inc.	19,846	1,359
	ITT Corp.	43,550	1,022
	Exelis Inc.	87,100	982
	Manitowoc Co. Inc.	62,200	975
	Eaton Corp. plc	15,294	829
	Tyco International Ltd.	25,300	740
*	Navistar International Corp.	32,334	704
	ADT Corp.	15,050	700
	Lockheed Martin Corp.	6,820	629
	Republic Services Inc.
	Class A	19,512	572
*	AGCO Corp.	10,600	521
	Pentair Ltd.	6,070	298
	Babcock & Wilcox Co.	10,920	286
*	Engility Holdings Inc.	14,700	283
	Ryder System Inc.	3,600	180
	Con-way Inc.	6,320	176
*	Hertz Global Holdings Inc.	7,000	114
*	Nielsen Holdings NV	3,000	92
*	Fortune Brands
	Home & Security Inc.	2,546	74
			447,272
Information Technology (18.4%)
	Apple Inc.	264,370	140,917
	International Business
	Machines Corp.	314,758	60,292
	Microsoft Corp.	2,063,000	55,144
*	Google Inc. Class A	75,158	53,315
	Oracle Corp.	1,131,334	37,696
	Cisco Systems Inc.	1,609,290	31,623
	QUALCOMM Inc.	415,720	25,783
	Intel Corp.	1,160,830	23,948
	Visa Inc. Class A	157,298	23,843
*	eBay Inc.	368,318	18,792
	Mastercard Inc. Class A	35,090	17,239
*	EMC Corp.	661,500	16,736
	Texas Instruments Inc.	389,800	12,060
*	Yahoo! Inc.	460,420	9,162
*	Cognizant Technology
	Solutions Corp. Class A	116,597	8,634
	Hewlett-Packard Co.	539,553	7,689
*	Adobe Systems Inc.	202,700	7,638
	Intuit Inc.	119,760	7,126
	Broadcom Corp. Class A	203,950	6,773
	Corning Inc.	490,200	6,186
	Accenture plc Class A	92,213	6,132
*	Symantec Corp.	316,351	5,951
*	Citrix Systems Inc.	80,756	5,310
*	Fiserv Inc.	65,550	5,180
	Amphenol Corp. Class A	79,800	5,163
	Analog Devices Inc.	118,166	4,970
	Western Digital Corp.	114,100	4,848
	Altera Corp.	140,647	4,844
*	Teradata Corp.	76,264	4,720
*	NetApp Inc.	137,963	4,629

			Market
			Value
		Shares	($000)
	Fidelity National Information
	Services Inc.	130,478	4,542
*	Autodesk Inc.	126,488	4,471
	KLA-Tencor Corp.	90,600	4,327
	Linear Technology Corp.	124,200	4,260
	Applied Materials Inc.	371,500	4,250
	Western Union Co.	290,095	3,948
	Xerox Corp.	577,604	3,939
*	BMC Software Inc.	96,266	3,818
*	Synopsys Inc.	108,990	3,470
*	Lam Research Corp.	91,845	3,318
*	Cadence Design
	Systems Inc.	245,160	3,312
*	Avnet Inc.	105,400	3,226
*	Arrow Electronics Inc.	84,500	3,218
	Computer Sciences Corp.	78,900	3,160
	NVIDIA Corp.	255,244	3,137
	Global Payments Inc.	69,217	3,136
*	LSI Corp.	428,628	3,035
*	Compuware Corp.	276,640	3,007
*	CoreLogic Inc.	107,846	2,903
	Motorola Solutions Inc.	49,604	2,762
	Automatic Data
	Processing Inc.	47,100	2,685
	DST Systems Inc.	42,800	2,594
	Xilinx Inc.	71,336	2,561
*	NCR Corp.	99,574	2,537
*	Tech Data Corp.	55,510	2,527
	CA Inc.	113,266	2,490
	AOL Inc.	82,340	2,438
*	Juniper Networks Inc.	119,000	2,341
*	Fairchild Semiconductor
	International Inc. Class A	147,958	2,131
*	Ingram Micro Inc.	125,000	2,115
	Dell Inc.	189,800	1,923
*	Teradyne Inc.	110,200	1,861
*	Alliance Data Systems Corp.	11,600	1,679
*	Atmel Corp.	248,700	1,629
	Total System Services Inc.	74,759	1,601
	Broadridge Financial
	Solutions Inc.	58,725	1,344
*	Rovi Corp.	81,900	1,264
	Solera Holdings Inc.	22,096	1,181
	Lexmark International Inc.
	Class A	50,300	1,166
	IAC/InterActiveCorp	24,515	1,160
	Lender Processing
	Services Inc.	43,950	1,082
*	Zebra Technologies Corp.	27,257	1,071
	Microchip Technology Inc.	31,400	1,023
*	Zynga Inc. Class A	313,000	742
	Molex Inc.	24,751	676
*	Salesforce.com Inc.	2,700	454
	Amdocs Ltd.	12,000	408
*	Micron Technology Inc.	56,400	358
	Activision Blizzard Inc.	32,800	348

Tax-Managed Capital Appreciation Fund

			Market
			Value
		Shares	($000)
	Harris Corp.	4,300	211
*	VeriSign Inc.	2,305	90
*	Electronic Arts Inc.	100	1
*	Advanced Micro Devices Inc.	500	1
			739,274
Materials (3.8%)
	Praxair Inc.	103,500	11,328
	Freeport-McMoRan
	Copper & Gold Inc.	294,908	10,086
	Monsanto Co.	82,434	7,802
	Newmont Mining Corp.	164,386	7,634
	LyondellBasell Industries
	NV Class A	132,900	7,587
	Ecolab Inc.	104,738	7,531
	EI du Pont de
	Nemours & Co.	160,300	7,209
	CF Industries Holdings Inc.	28,660	5,823
	Dow Chemical Co.	178,640	5,774
	Nucor Corp.	129,600	5,596
	Sigma-Aldrich Corp.	63,400	4,665
	FMC Corp.	78,000	4,565
	Ball Corp.	91,200	4,081
	Mosaic Co.	71,400	4,043
	Celanese Corp. Class A	90,011	4,008
	Airgas Inc.	43,400	3,962
	Albemarle Corp.	60,400	3,752
*	Crown Holdings Inc.	100,800	3,711
*	WR Grace & Co.	52,689	3,542
	Cytec Industries Inc.	46,300	3,187
	Rockwood Holdings Inc.	62,760	3,104
	Martin Marietta
	Materials Inc.	30,600	2,885
	Reliance Steel &
	Aluminum Co.	46,300	2,875
	Vulcan Materials Co.	53,708	2,796
*	Allied Nevada Gold Corp.	88,495	2,666
	Intrepid Potash Inc.	115,925	2,468
	Scotts Miracle-Gro Co.
	Class A	51,099	2,251
	Sealed Air Corp.	106,072	1,857
*	Tahoe Resources Inc.	100,280	1,837
	Royal Gold Inc.	21,768	1,770
*	Owens-Illinois Inc.	81,480	1,733
	Allegheny Technologies Inc.	50,100	1,521
	Valspar Corp.	23,400	1,460
*	Molycorp Inc.	151,750	1,433
	International Paper Co.	35,900	1,430
	Packaging Corp. of America	26,600	1,023
	Eastman Chemical Co.	14,106	960
	Southern Copper Corp.	21,224	804
	Air Products & Chemicals Inc.	5,700	479
	Cliffs Natural Resources Inc.	261	10
			151,248

			Market
			Value
		Shares	($000)
Telecommunication Services (2.9%)
	AT&T Inc.	1,696,979	57,205
	Verizon
	Communications Inc.	711,342	30,780
*	Crown Castle
	International Corp.	115,300	8,320
*	Sprint Nextel Corp.	1,231,579	6,983
*	SBA Communications
	Corp. Class A	67,103	4,766
	CenturyLink Inc.	56,364	2,205
	Telephone & Data
	Systems Inc.	80,594	1,784
*	United States Cellular Corp.	44,516	1,569
*	Level 3 Communications Inc.	58,413	1,350
	Frontier Communications
	Corp.	27,931	119
			115,081
Utilities (2.8%)
	NextEra Energy Inc.	122,451	8,472
	Duke Energy Corp.	111,730	7,128
	Sempra Energy	100,036	7,097
	Edison International	138,600	6,263
	PG&E Corp.	145,600	5,850
	Northeast Utilities	142,899	5,584
	Southern Co.	124,900	5,347
	Wisconsin Energy Corp.	120,084	4,425
*	Calpine Corp.	236,180	4,282
	FirstEnergy Corp.	101,700	4,247
	CenterPoint Energy Inc.	213,800	4,116
	CMS Energy Corp.	164,986	4,022
	AES Corp.	359,398	3,846
	NRG Energy Inc.	161,406	3,711
	Dominion Resources Inc.	67,086	3,475
	SCANA Corp.	74,200	3,386
	NV Energy Inc.	184,483	3,347
	Exelon Corp.	111,700	3,322
	ITC Holdings Corp.	43,093	3,314
	American Water
	Works Co. Inc.	87,200	3,238
	Integrys Energy Group Inc.	61,481	3,211
	Aqua America Inc.	115,183	2,928
	MDU Resources Group Inc.	137,050	2,911
	Questar Corp.	115,800	2,288
	Public Service Enterprise
	Group Inc.	69,800	2,136
	Entergy Corp.	25,800	1,645
	UGI Corp.	34,466	1,127
	National Fuel Gas Co.	19,487	988
	NiSource Inc.	35,920	894
	American Electric
	Power Co. Inc.	9,300	397
			112,997
Total Common Stocks
(Cost $2,664,531)			4,014,081

Tax-Managed Capital Appreciation Fund

		Market
		Value
	Shares	($000)
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market
Liquidity Fund, 0.162%
(Cost $1,109)	1,109,015	1,109
Total Investments (99.9%)
(Cost $2,665,640)		4,015,190
Other Assets and Liabilities (0.1%)
Other Assets		18,377
Liabilities		(14,517)
		3,860
Net Assets (100%)		4,019,050

At December 31, 2012, net assets consisted of:
Amount
($000)
Paid-in Capital	2,710,068
Overdistributed Net Investment Income	(4,124)
Accumulated Net Realized Losses	(36,444)
Unrealized Appreciation (Depreciation)	1,349,550
Net Assets	4,019,050

Admiral Shares—Net Assets
Applicable to 52,016,748 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	3,702,200
Net Asset Value Per Share—
Admiral Shares	$71.17

Institutional Shares—Net Assets
Applicable to 8,960,068 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	316,850
Net Asset Value Per Share—
Institutional Shares	$35.36

See Note A in Notes to Financial Statements.
* Non-income-producing security.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Capital Appreciation Fund

Statement of Operations

Year Ended
December 31, 2012
($000)
Investment Income
Income
Dividends	81,952
Interest[1]	4
Total Income	81,956
Expenses
The Vanguard Group—Note B
Investment Advisory Services	331
Management and Administrative—Admiral Shares	3,202
Management and Administrative—Institutional Shares	181
Marketing and Distribution—Admiral Shares	753
Marketing and Distribution—Institutional Shares	46
Custodian Fees	40
Auditing Fees	28
Shareholders’ Reports—Admiral Shares	19
Shareholders’ Reports—Institutional Shares	—
Trustees’ Fees and Expenses	3
Total Expenses	4,603
Net Investment Income	77,353
Realized Net Gain (Loss) on Investment Securities Sold	9,245
Change in Unrealized Appreciation (Depreciation) of Investment Securities	498,898
Net Increase (Decrease) in Net Assets Resulting from Operations	585,496
1 Interest income from an affiliated company of the fund was $3,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Capital Appreciation Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2012	2011
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	77,353	61,585
Realized Net Gain (Loss)	9,245	91,977
Change in Unrealized Appreciation (Depreciation)	498,898	(101,060)
Net Increase (Decrease) in Net Assets Resulting from Operations	585,496	52,502
Distributions
Net Investment Income
Investor Shares	—	(76)
Admiral Shares	(70,710)	(55,947)
Institutional Shares	(6,334)	(5,254)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Total Distributions	(77,044)	(61,277)
Capital Share Transactions
Investor Shares	—	(632,954)
Admiral Shares	(69,323)	497,531
Institutional Shares	(27,435)	20,879
Net Increase (Decrease) from Capital Share Transactions	(96,758)	(114,544)
Total Increase (Decrease)	411,694	(123,319)
Net Assets
Beginning of Period	3,607,356	3,730,675
End of Period[1]	4,019,050	3,607,356

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($4,124,000) and ($4,433,000).

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Capital Appreciation Fund

Financial Highlights

Admiral Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$62.36	$62.56	$54.72	$43.04	$70.70
Investment Operations
Net Investment Income	1.384	1.072	.915	.855	1.040
Net Realized and Unrealized Gain (Loss)
on Investments	8.806	(.202)	7.849	11.673	(27.656)
Total from Investment Operations	10.190	.870	8.764	12.528	(26.616)
Distributions
Dividends from Net Investment Income	(1.380)	(1.070)	(.924)	(.848)	(1.044)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.380)	(1.070)	(.924)	(.848)	(1.044)
Net Asset Value, End of Period	$71.17	$62.36	$62.56	$54.72	$43.04

Total Return[1]	16.35%	1.38%	16.02%	29.11%	-37.58%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,702	$3,305	$2,860	$2,526	$2,045
Ratio of Total Expenses to
Average Net Assets	0.12%	0.12%	0.12%	0.15%	0.10%
Ratio of Net Investment Income to
Average Net Assets	1.96%	1.65%	1.59%	1.80%	1.72%
Portfolio Turnover Rate	3%	2%	7%	26%	8%

1 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Capital Appreciation Fund

Financial Highlights

Institutional Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$30.98	$31.09	$27.19	$21.38	$35.13
Investment Operations
Net Investment Income	.702	.548	.466	.439	.525
Net Realized and Unrealized Gain (Loss)
on Investments	4.379	(.113)	3.905	5.806	(13.748)
Total from Investment Operations	5.081	.435	4.371	6.245	(13.223)
Distributions
Dividends from Net Investment Income	(.701)	(.545)	(.471)	(.435)	(.527)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.701)	(.545)	(.471)	(.435)	(.527)
Net Asset Value, End of Period	$35.36	$30.98	$31.09	$27.19	$21.38

Total Return[1]	16.41%	1.39%	16.08%	29.21%	-37.57%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$317	$302	$282	$225	$185
Ratio of Total Expenses to
Average Net Assets	0.08%	0.08%	0.08%	0.09%	0.07%
Ratio of Net Investment Income to
Average Net Assets	2.00%	1.69%	1.63%	1.86%	1.75%
Portfolio Turnover Rate	3%	2%	7%	26%	8%

1 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Capital Appreciation Fund

Notes to Financial Statements

Vanguard Tax-Managed Capital Appreciation Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Admiral Shares and Institutional Shares. Admiral Shares and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2009–2012), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2012, the fund had contributed capital of $554,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.22% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

Tax-Managed Capital Appreciation Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At December 31, 2012, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

For tax purposes, at December 31, 2012, the fund had $1,011,000 of ordinary income available for distribution. The fund used capital loss carryforwards of $32,098,000 to offset taxable capital gains realized during the year ended December 31, 2012. At December 31, 2012, the fund had available capital losses totaling $36,444,000 to offset future net capital gains. Of this amount, $13,590,000 is subject to expiration on December 31, 2018. Capital losses of $22,854,000 realized beginning in fiscal 2011 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards.

At December 31, 2012, the cost of investment securities for tax purposes was $2,665,640,000.

Net unrealized appreciation of investment securities for tax purposes was $1,349,550,000, consisting of unrealized gains of $1,449,283,000 on securities that had risen in value since their purchase and $99,733,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the year ended December 31, 2012, the fund purchased $116,464,000 of investment securities and sold $215,954,000 of investment securities, other than temporary cash investments.

Tax-Managed Capital Appreciation Fund

F. Capital share transactions for each class of shares were:

			Year Ended December 31,
		2012		2011
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	—	—	19,204	593
Issued in Lieu of Cash Distributions	—	—	66	2
Redeemed[1,2]	—	—	(652,224)	(19,543)
Net Increase (Decrease)—Investor Shares	—	—	(632,954)	(18,948)
Admiral Shares
Issued [2]	186,797	2,686	754,793	11,363
Issued in Lieu of Cash Distributions	55,442	783	44,170	704
Redeemed[1]	(311,562)	(4,459)	(301,432)	(4,772)
Net Increase (Decrease)—Admiral Shares	(69,323)	(990)	497,531	7,295
Institutional Shares
Issued	6,796	195	33,090	1,065
Issued in Lieu of Cash Distributions	3,552	101	3,139	101
Redeemed[1]	(37,783)	(1,080)	(15,350)	(486)
Net Increase (Decrease) —Institutional Shares	(27,435)	(784)	20,879	680

1 Net of redemption fees for fiscal 2011 of $112,000 (fund totals). Effective April 28, 2011, the redemption fee was eliminated.
2 For fiscal 2011, Investor Shares redeemed and Admiral Shares issued reflect $624,890,000 from the conversion of 18,707,000 Investor Shares to 9,293,000 Admiral Shares at the close of business on May 13, 2011.

G. In preparing the financial statements as of December 31, 2012, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

Tax-Managed Small-Cap Fund

Fund Profile
As of December 31, 2012

Share-Class Characteristics
	Admiral	Institutional
	Shares	Shares
Ticker Symbol	VTMSX	VTSIX
Expense Ratio[1]	0.13%	0.09%
30-Day SEC Yield	1.20%	1.24%

Portfolio Characteristics
			DJ U.S.
			Total
		S&P Market
		SmallCap	FA
	Fund	600 Index	Index
Number of Stocks	604	600	3,604
Median Market Cap	$1.2B	$1.2B	$35.1B
Price/Earnings Ratio	21.2x	21.7x	16.8x
Price/Book Ratio	1.9x	1.9x	2.1x
Return on Equity	10.1%	9.8%	17.1%
Earnings Growth Rate	6.2%	5.9%	9.7%
Dividend Yield	1.1%	1.3%	2.1%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate	42%	—	—
Short-Term Reserves	0.0%	—	—

Sector Diversification (% of equity exposure)
			DJ U.S.
			Total
		S&P	Market
		SmallCap	FA
	Fund 600	Index	Index
Consumer Discretionary	15.3%	15.1%	12.3%
Consumer Staples	3.9	3.8	9.3
Energy	4.1	4.2	10.2
Financials	20.8	21.3	16.9
Health Care	10.6	10.5	11.7
Industrials	15.8	15.7	11.1
Information Technology	18.4	18.4	18.3
Materials	6.6	6.6	4.0
Telecommunication
Services	0.5	0.5	2.7
Utilities	4.0	3.9	3.5

Volatility Measures
		DJ U.S.
		Total
		Market
	S&P SmallCap	FA
	600 Index	Index
R-Squared	1.00	0.94
Beta	1.00	1.17

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
CommVault Systems
Inc.	Systems Software	0.6%
Cymer Inc.	Semiconductor
	Equipment	0.6
Eagle Materials Inc.	Construction
	Materials	0.5
Cubist Pharmaceuticals
Inc.	Biotechnology	0.5
Brunswick Corp.	Leisure Products	0.5
ProAssurance Corp.	Property & Casualty
	Insurance	0.5
3D Systems Corp.	Computer Hardware	0.5
Robbins & Myers Inc.	Industrial Machinery	0.5
Toro Co.	Construction & Farm
	Machinery & Heavy
	Trucks	0.5
AO Smith Corp.	Building Products	0.5
Top Ten		5.2%

The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

1 The expense ratios shown are from the prospectus dated April 26, 2012, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2012, the expense ratios were 0.12% for Admiral Shares and 0.08% for Institutional Shares.

Tax-Managed Small-Cap Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2002, Through December 31, 2012
Initial Investment of $10,000

		Average Annual Total Returns
	Periods Ended December 31, 2012

				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment

Tax-Managed Small-Cap Fund
Admiral Shares	16.03%	5.15%	10.46%	$27,038

S&P SmallCap 600 Index	16.33	5.14	10.45	27,026

Small-Cap Core Funds Average	14.70	2.92	9.05	23,774
Dow Jones U.S. Total Stock Market
Float Adjusted Index	16.38	2.21	7.95	21,484

Small-Cap Core Funds Average: Derived from data provided by Lipper Inc.

				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment
Tax-Managed Small-Cap Fund Institutional
Shares	16.05%	5.22%	10.52%	$13,599,419
S&P SmallCap 600 Index	16.33	5.14	10.45	13,512,963
Dow Jones U.S. Total Stock Market
Float Adjusted Index	16.38	2.21	7.95	10,742,011

See Financial Highlights for dividend and capital gains information.

Tax-Managed Small-Cap Fund

Fiscal-Year Total Returns (%): December 31, 2002, Through December 31, 2012

Tax-Managed Small-Cap Fund Admiral Shares
S&P SmallCap 600 Index

Tax-Managed Small-Cap Fund

Financial Statements

Statement of Net Assets
As of December 31, 2012

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value
		Shares	($000)
Common Stocks (100.1%)
Consumer Discretionary (15.3%)
	Brunswick Corp.	407,640	11,858
	Wolverine World Wide Inc.	223,176	9,146
	Pool Corp.	212,394	8,989
*	Steven Madden Ltd.	186,038	7,864
*	Vitamin Shoppe Inc.	136,361	7,822
	Ryland Group Inc.	205,103	7,486
*	Coinstar Inc.	137,411	7,147
*	Iconix Brand Group Inc.	310,695	6,935
	Cracker Barrel Old
	Country Store Inc.	106,635	6,852
	Men’s Wearhouse Inc.	217,835	6,788
*	Select Comfort Corp.	255,209	6,679
*	Lumber Liquidators
	Holdings Inc.	123,530	6,526
	Hillenbrand Inc.	285,123	6,447
*	Fifth & Pacific Cos. Inc.	515,330	6,416
*	Hibbett Sports Inc.	117,535	6,194
*	Buffalo Wild Wings Inc.	84,619	6,162
*	Genesco Inc.	109,969	6,048
	Group 1 Automotive Inc.	97,079	6,018
*	Live Nation
	Entertainment Inc.	642,806	5,985
*	Crocs Inc.	414,110	5,959
*	Jack in the Box Inc.	195,073	5,579
	Buckle Inc.	124,708	5,567
	Arbitron Inc.	119,119	5,560
*	Marriott Vacations
	Worldwide Corp.	130,399	5,434
*	Jos A Bank Clothiers Inc.	127,237	5,418
*	Meritage Homes Corp.	140,980	5,266
*	Helen of Troy Ltd.	144,804	4,835
*	Children’s Place Retail
	Stores Inc.	107,416	4,757
*	DineEquity Inc.	70,417	4,718
	Monro Muffler Brake Inc.	133,605	4,672
	Texas Roadhouse Inc.
	Class A	266,957	4,485
	Finish Line Inc. Class A	231,493	4,382

			Market
			Value
		Shares	($000)
*	Papa John’s
	International Inc.	78,929	4,336
*	Pinnacle Entertainment Inc.	268,312	4,247
	Sturm Ruger & Co. Inc.	87,250	3,961
	OfficeMax Inc.	395,033	3,856
*	SHFL Entertainment Inc.	254,815	3,695
*	BJ’s Restaurants Inc.	112,287	3,694
*	Standard Pacific Corp.	501,821	3,688
	Stage Stores Inc.	144,573	3,583
	Lithia Motors Inc. Class A	95,343	3,568
	Sonic Automotive Inc.
	Class A	166,690	3,482
	Interval Leisure Group Inc.	176,044	3,414
	Brown Shoe Co. Inc.	185,511	3,408
	La-Z-Boy Inc.	238,818	3,379
	Cato Corp. Class A	122,684	3,365
*	Skechers U.S.A. Inc.
	Class A	174,094	3,221
	Ethan Allen Interiors Inc.	118,185	3,039
	Oxford Industries Inc.	64,833	3,006
*	American Public
	Education Inc.	82,178	2,967
	True Religion Apparel Inc.	110,331	2,805
	Drew Industries Inc.	85,607	2,761
*	Sonic Corp.	248,071	2,582
	CEC Entertainment Inc.	76,510	2,539
*	M/I Homes Inc.	94,114	2,494
	Movado Group Inc.	80,586	2,472
	American Greetings Corp.
	Class A	143,971	2,432
*	Quiksilver Inc.	566,631	2,408
	Pep Boys-Manny
	Moe & Jack	241,756	2,376
*	iRobot Corp.	118,802	2,226
*	Winnebago Industries Inc.	128,968	2,209
*	Blue Nile Inc.	56,912	2,191
	Superior Industries
	International Inc.	105,478	2,152
*	Ruby Tuesday Inc.	272,398	2,141
*	Biglari Holdings Inc.	5,478	2,137
	Callaway Golf Co.	323,253	2,101

Tax-Managed Small-Cap Fund

			Market
			Value
		Shares	($000)
*	Maidenform Brands Inc.	107,271	2,091
*	Red Robin Gourmet
	Burgers Inc.	58,974	2,081
	Fred’s Inc. Class A	153,665	2,045
*	rue21 inc	71,390	2,027
*	Arctic Cat Inc.	60,259	2,012
	Standard Motor
	Products Inc.	89,212	1,982
*	Zumiez Inc.	101,377	1,968
*	Multimedia Games
	Holding Co. Inc.	128,387	1,889
	Hot Topic Inc.	192,663	1,859
*	Capella Education Co.	52,022	1,469
	Haverty Furniture Cos. Inc.	89,391	1,458
*	EW Scripps Co. Class A	129,423	1,399
*	Universal Electronics Inc.	68,168	1,319
*	Digital Generation Inc.	115,667	1,256
*	ITT Educational Services Inc.	70,613	1,222
*	Tuesday Morning Corp.	191,516	1,197
	JAKKS Pacific Inc.	94,204	1,179
*	Ruth’s Hospitality
	Group Inc.	160,735	1,169
	Harte-Hanks Inc.	197,242	1,164
	Marcus Corp.	90,255	1,125
	Perry Ellis International Inc.	54,443	1,083
	Nutrisystem Inc.	129,886	1,064
	PetMed Express Inc.	91,065	1,011
	Big 5 Sporting Goods Corp.	76,617	1,004
	Universal Technical
	Institute Inc.	98,328	987
*	MarineMax Inc.	107,194	958
	Stein Mart Inc.	125,330	945
*	Christopher & Banks Corp.	168,386	918
*	Corinthian Colleges Inc.	352,878	861
	Blyth Inc.	51,229	797
*	Kirkland’s Inc.	67,843	718
	Spartan Motors Inc.	140,786	694
*	VOXX International Corp.
	Class A	84,828	571
*	Zale Corp.	118,020	485
*	Monarch Casino
	& Resort Inc.	42,401	463
*	Coldwater Creek Inc.	91,724	441
*	Boyd Gaming Corp.	58,654	389
*	K-Swiss Inc. Class A	107,245	360
	Lincoln Educational
	Services Corp.	64,249	359
*	Career Education Corp.	91,888	323
*	Cabela’s Inc.	1,001	42
			352,313
Consumer Staples (3.9%)
*	Hain Celestial Group Inc.	203,965	11,059
	Casey’s General Stores Inc.	174,148	9,247
*	Darling International Inc.	535,584	8,591
*	TreeHouse Foods Inc.	164,483	8,575
	B&G Foods Inc.	238,718	6,758

			Market
			Value
		Shares	($000)
	Snyders-Lance Inc.	218,912	5,278
*	Boston Beer Co. Inc.
	Class A	38,148	5,129
*	Prestige Brands
	Holdings Inc.	229,993	4,607
	Sanderson Farms Inc.	90,940	4,324
	J&J Snack Foods Corp.	67,421	4,311
	Andersons Inc.	78,773	3,379
	WD-40 Co.	67,201	3,166
	Cal-Maine Foods Inc.	63,167	2,541
*	Central Garden and Pet Co.
	Class A	187,299	1,957
*	Medifast Inc.	62,179	1,641
	Spartan Stores Inc.	98,984	1,520
	Calavo Growers Inc.	57,873	1,459
	Inter Parfums Inc.	73,739	1,435
*	Alliance One
	International Inc.	375,147	1,366
	Nash Finch Co.	55,853	1,189
*	Seneca Foods Corp.
	Class A	35,312	1,073
	Diamond Foods Inc.	32,218	440
			89,045
Energy (4.1%)
*	Gulfport Energy Corp.	270,479	10,338
	Lufkin Industries Inc.	152,907	8,889
	Bristow Group Inc.	163,776	8,788
	SEACOR Holdings Inc.	90,142	7,554
*	Exterran Holdings Inc.	295,483	6,477
*	Cloud Peak Energy Inc.	278,237	5,378
*	Geospace Technologies
	Corp.	58,022	5,156
*	Hornbeck Offshore
	Services Inc.	145,097	4,983
*	Stone Energy Corp.	225,360	4,624
*	PDC Energy Inc.	137,749	4,575
*	Approach Resources Inc.	150,877	3,773
*	ION Geophysical Corp.	546,974	3,561
*	Carrizo Oil & Gas Inc.	166,051	3,474
*	Comstock Resources Inc.	203,941	3,086
*	Swift Energy Co.	195,377	3,007
*	TETRA Technologies Inc.	355,568	2,699
	Contango Oil & Gas Co.	58,090	2,461
	Gulf Island Fabrication Inc.	65,578	1,576
*	Basic Energy Services Inc.	124,522	1,421
*	PetroQuest Energy Inc.	256,659	1,270
	Penn Virginia Corp.	250,219	1,103
*	Pioneer Energy
	Services Corp.	83,949	609
*	Matrix Service Co.	48,789	561
			95,363
Exchange-Traded Fund (4.1%)
1	Vanguard REIT ETF	1,418,000	93,304

Financials (16.8%)
	ProAssurance Corp.	279,438	11,789

Tax-Managed Small-Cap Fund

			Market
			Value
		Shares	($000)
	Susquehanna
	Bancshares Inc.	848,031	8,887
	Extra Space Storage Inc.	232,833	8,473
*	Texas Capital
	Bancshares Inc.	183,981	8,246
*	Portfolio Recovery
	Associates Inc.	76,742	8,201
	Kilroy Realty Corp.	169,618	8,035
	Tanger Factory
	Outlet Centers	213,779	7,311
*	Stifel Financial Corp.	227,001	7,257
	FNB Corp.	636,612	6,761
	UMB Financial Corp.	147,846	6,482
	Post Properties Inc.	123,875	6,188
	Mid-America Apartment
	Communities Inc.	94,347	6,109
	Wintrust Financial Corp.	165,881	6,088
	Umpqua Holdings Corp.	509,660	6,009
	MarketAxess Holdings Inc.	169,746	5,992
*	First Cash Financial
	Services Inc.	119,948	5,952
	Old National Bancorp	461,780	5,481
	LaSalle Hotel Properties	214,583	5,448
	Northwest Bancshares Inc.	444,588	5,397
	First Financial
	Bankshares Inc.	136,139	5,311
	Cash America
	International Inc.	132,284	5,248
*	Financial Engines Inc.	186,373	5,172
	National Penn
	Bancshares Inc.	550,956	5,135
	United Bankshares Inc.	208,266	5,065
	RLI Corp.	77,255	4,995
	Community Bank
	System Inc.	180,242	4,931
	EPR Properties	106,566	4,914
	Selective Insurance
	Group Inc.	250,404	4,825
	Glacier Bancorp Inc.	327,602	4,819
	Healthcare Realty Trust Inc.	197,774	4,749
	Bank of the Ozarks Inc.	134,227	4,493
*	World Acceptance Corp.	58,785	4,383
	Prospect Capital Corp.	402,847	4,379
	PrivateBancorp Inc.	284,704	4,362
	First Midwest Bancorp Inc.	340,828	4,267
	Sovran Self Storage Inc.	67,669	4,202
	CVB Financial Corp.	400,909	4,169
	BBCN Bancorp Inc.	355,353	4,111
*	Ezcorp Inc. Class A	205,819	4,088
	Colonial Properties Trust	188,601	4,030
	DiamondRock
	Hospitality Co.	444,325	3,999
	First Financial Bancorp	266,445	3,895
	Medical Properties
	Trust Inc.	308,614	3,691

			Market
			Value
		Shares	($000)
	Provident Financial
	Services Inc.	246,506	3,678
	PacWest Bancorp	146,538	3,631
	EastGroup Properties Inc.	67,110	3,611
	Horace Mann
	Educators Corp.	179,317	3,579
	Lexington Realty Trust	337,651	3,528
	Home BancShares Inc.	104,486	3,450
	ViewPoint Financial
	Group Inc.	162,056	3,393
	Columbia Banking
	System Inc.	180,710	3,242
	Boston Private Financial
	Holdings Inc.	359,459	3,239
*	Encore Capital Group Inc.	105,570	3,233
*	Virtus Investment
	Partners Inc.	26,374	3,190
	First Commonwealth
	Financial Corp.	465,278	3,173
	NBT Bancorp Inc.	153,612	3,114
*	National Financial
	Partners Corp.	181,402	3,109
	Infinity Property
	& Casualty Corp.	53,128	3,094
	Independent Bank Corp.	103,459	2,995
	Employers Holdings Inc.	139,847	2,878
	Acadia Realty Trust	112,778	2,828
*	Pinnacle Financial
	Partners Inc.	148,450	2,797
	Tower Group Inc.	157,253	2,794
*	Forestar Group Inc.	157,901	2,736
	Oritani Financial Corp.	177,173	2,714
	Brookline Bancorp Inc.	318,907	2,711
	Safety Insurance Group Inc.	57,871	2,672
	PS Business Parks Inc.	40,879	2,656
	Interactive Brokers
	Group Inc.	185,947	2,544
*	eHealth Inc.	90,458	2,486
*	Navigators Group Inc.	47,932	2,448
	LTC Properties Inc.	69,411	2,443
	Banner Corp.	79,126	2,432
	S&T Bancorp Inc.	133,344	2,410
*	Piper Jaffray Cos.	74,010	2,378
	Government Properties
	Income Trust	98,250	2,355
	City Holding Co.	67,530	2,353
	TrustCo Bank Corp. NY	427,781	2,259
*	AMERISAFE Inc.	82,813	2,257
	HFF Inc. Class A	148,490	2,212
	United Fire Group Inc.	99,495	2,173
	Pennsylvania REIT	119,730	2,112
	Stewart Information
	Services Corp.	81,014	2,106
	Tompkins Financial Corp.	52,253	2,071
	Franklin Street
	Properties Corp.	164,250	2,022

Tax-Managed Small-Cap Fund

			Market
			Value
		Shares	($000)
*	United Community
	Banks Inc.	210,211	1,980
*	Hanmi Financial Corp.	143,389	1,949
	Simmons First National
	Corp. Class A	75,777	1,922
	Sabra Health Care REIT Inc.	84,298	1,831
	Dime Community
	Bancshares Inc.	131,253	1,823
	Cousins Properties Inc.	206,220	1,722
*	Wilshire Bancorp Inc.	282,432	1,658
*	Investment Technology
	Group Inc.	172,837	1,556
*	First BanCorp	319,204	1,462
	Universal Health Realty
	Income Trust	28,821	1,459
	Sterling Bancorp	140,427	1,279
	Saul Centers Inc.	28,982	1,240
	Urstadt Biddle
	Properties Inc. Class A	58,075	1,143
	Getty Realty Corp.	60,787	1,098
	Parkway Properties Inc.	75,959	1,063
	Kite Realty Group Trust	163,777	915
	Inland Real Estate Corp.	107,973	905
	Bank Mutual Corp.	195,236	839
*	SWS Group Inc.	127,525	675
	Cedar Realty Trust Inc.	124,138	655
	Calamos Asset
	Management Inc.
	Class A	36,692	388
	Meadowbrook
	Insurance Group Inc.	44,081	255
			388,262
Health Care (10.6%)
*	Cubist Pharmaceuticals Inc.	292,771	12,314
*	Centene Corp.	234,772	9,626
*	Haemonetics Corp.	234,800	9,589
*	Salix Pharmaceuticals Ltd.	227,440	9,207
*	Align Technology Inc.	325,674	9,037
	West Pharmaceutical
	Services Inc.	155,342	8,505
*	PAREXEL International
	Corp.	267,853	7,926
	Questcor
	Pharmaceuticals Inc.	265,867	7,104
*	ViroPharma Inc.	299,600	6,819
*	PSS World Medical Inc.	229,153	6,618
*	Magellan Health
	Services Inc.	125,578	6,153
*	MWI Veterinary Supply Inc.	54,737	6,021
	Chemed Corp.	87,553	6,005
*	Medicines Co.	244,918	5,871
	Air Methods Corp.	158,661	5,853
*	Cyberonics Inc.	108,550	5,702
*	Neogen Corp.	101,445	4,597
*	Acorda Therapeutics Inc.	182,831	4,545
*	Amsurg Corp. Class A	144,220	4,328

			Market
			Value
		Shares	($000)
*	Hanger Inc.	155,959	4,267
	Analogic Corp.	55,671	4,136
*	Akorn Inc.	308,522	4,122
*	Medidata Solutions Inc.	101,129	3,963
	Meridian Bioscience Inc.	187,975	3,807
*	Molina Healthcare Inc.	135,675	3,671
	CONMED Corp.	129,716	3,626
*	ICU Medical Inc.	57,677	3,514
	Abaxis Inc.	93,866	3,482
*	Integra LifeSciences
	Holdings Corp.	88,651	3,455
*	Bio-Reference Labs Inc.	110,968	3,184
*	NuVasive Inc.	198,222	3,065
*	IPC The Hospitalist Co. Inc.	75,945	3,016
	Cantel Medical Corp.	97,382	2,895
*	Luminex Corp.	172,228	2,887
	Landauer Inc.	43,044	2,635
	Spectrum
	Pharmaceuticals Inc.	235,154	2,631
*	Kindred Healthcare Inc.	242,617	2,625
*	Merit Medical Systems Inc.	180,979	2,516
*	Greatbatch Inc.	107,888	2,507
	Quality Systems Inc.	142,523	2,474
*	Momenta
	Pharmaceuticals Inc.	207,118	2,440
	Computer Programs
	& Systems Inc.	47,421	2,387
*	AMN Healthcare
	Services Inc.	202,083	2,334
*	Omnicell Inc.	151,021	2,246
*	ABIOMED Inc.	163,313	2,198
*	HealthStream Inc.	89,543	2,177
	Ensign Group Inc.	79,421	2,159
	Invacare Corp.	132,284	2,156
*	PharMerica Corp.	134,194	1,911
*	Emergent Biosolutions Inc.	115,915	1,859
*	Symmetry Medical Inc.	167,487	1,762
	Hi-Tech Pharmacal Co. Inc.	50,023	1,750
*	Healthways Inc.	154,362	1,652
*	Amedisys Inc.	140,032	1,578
*	Cambrex Corp.	135,011	1,536
*	LHC Group Inc.	67,179	1,431
*	Gentiva Health Services Inc.	129,510	1,302
*	Corvel Corp.	28,079	1,259
*	SurModics Inc.	55,341	1,237
*	Natus Medical Inc.	108,272	1,210
*	Affymetrix Inc.	321,740	1,020
	Almost Family Inc.	37,566	761
*	Palomar Medical
	Technologies Inc.	80,404	741
	CryoLife Inc.	112,819	703
*	Cross Country
	Healthcare Inc.	140,655	675
*	Enzo Biochem Inc.	118,109	319
*	Arqule Inc.	68,837	192
			245,293

Tax-Managed Small-Cap Fund

			Market
			Value
		Shares	($000)
Industrials (15.8%)
	Robbins & Myers Inc.	193,869	11,525
	Toro Co.	267,457	11,495
	AO Smith Corp.	176,556	11,135
*	Old Dominion Freight
	Line Inc.	321,709	11,028
*	Teledyne Technologies Inc.	167,719	10,913
	EMCOR Group Inc.	302,940	10,485
	Actuant Corp. Class A	331,862	9,262
	Geo Group Inc.	322,931	9,107
	Belden Inc.	200,831	9,035
*	Moog Inc. Class A	206,465	8,471
*	EnerSys Inc.	220,543	8,299
	Applied Industrial
	Technologies Inc.	191,450	8,043
*	Tetra Tech Inc.	290,667	7,688
	Healthcare Services
	Group Inc.	307,775	7,150
	Curtiss-Wright Corp.	213,035	6,994
	Brady Corp. Class A	209,092	6,984
	Mueller Industries Inc.	127,706	6,389
	Simpson Manufacturing
	Co. Inc.	182,617	5,988
	United Stationers Inc.	183,185	5,677
	Watts Water
	Technologies Inc.
	Class A	127,408	5,477
	Franklin Electric Co. Inc.	87,689	5,452
*	Hub Group Inc. Class A	161,602	5,430
	Allegiant Travel Co. Class A	69,367	5,092
	UniFirst Corp.	68,147	4,997
	Barnes Group Inc.	214,332	4,814
	Forward Air Corp.	133,532	4,675
	Lindsay Corp.	57,934	4,642
	ABM Industries Inc.	229,650	4,582
	Briggs & Stratton Corp.	216,361	4,561
*	II-VI Inc.	248,077	4,532
	ESCO Technologies Inc.	121,119	4,531
	Kaman Corp.	120,794	4,445
	AZZ Inc.	115,231	4,428
	Interface Inc. Class A	261,203	4,200
*	On Assignment Inc.	197,887	4,013
*	Aegion Corp. Class A	178,784	3,967
	Knight Transportation Inc.	268,632	3,930
*	EnPro Industries Inc.	94,326	3,858
	Tennant Co.	84,615	3,719
*	Mobile Mini Inc.	172,730	3,598
	Cubic Corp.	73,021	3,503
*	Korn/Ferry International	220,602	3,499
	Kaydon Corp.	146,140	3,497
	Quanex Building
	Products Corp.	168,150	3,432
	Universal Forest
	Products Inc.	90,079	3,427
	AAR Corp.	181,826	3,396
*	Exponent Inc.	60,137	3,357

			Market
			Value
		Shares	($000)
	Insperity Inc.	100,445	3,270
	Astec Industries Inc.	95,454	3,181
	CIRCOR International Inc.	79,294	3,139
	Apogee Enterprises Inc.	129,202	3,097
	Albany International Corp.	131,473	2,982
	G&K Services Inc. Class A	86,829	2,965
	Standex International Corp.	57,624	2,956
*	Dycom Industries Inc.	147,675	2,924
	SkyWest Inc.	233,325	2,907
*	TrueBlue Inc.	182,895	2,881
	Heartland Express Inc.	209,077	2,733
*	Orbital Sciences Corp.	198,422	2,732
*	Sykes Enterprises Inc.	177,420	2,700
*	Navigant Consulting Inc.	232,865	2,599
	Encore Wire Corp.	84,663	2,566
*	GenCorp Inc.	275,421	2,520
	Viad Corp.	92,257	2,506
	American Science
	& Engineering Inc.	37,707	2,459
	Griffon Corp.	207,622	2,379
	John Bean Technologies
	Corp.	131,657	2,340
	Resources Connection Inc.	188,599	2,252
*	Federal Signal Corp.	283,650	2,159
*	Gibraltar Industries Inc.	130,800	2,082
	Comfort Systems USA Inc.	169,701	2,064
	Kelly Services Inc. Class A	123,234	1,940
	AAON Inc.	84,789	1,770
*	Powell Industries Inc.	41,190	1,711
	National Presto
	Industries Inc.	22,221	1,535
*	Engility Holdings Inc.	74,958	1,444
*	Consolidated Graphics Inc.	37,129	1,297
*	NCI Building Systems Inc.	86,154	1,198
*	Lydall Inc.	77,313	1,109
	CDI Corp.	63,403	1,086
	Arkansas Best Corp.	108,405	1,035
*	Orion Marine Group Inc.	123,119	900
*	Aerovironment Inc.	27,348	595
	Cascade Corp.	5,196	334
*	Vicor Corp.	13,347	72
*	Dolan Co.	4,446	17
	Heidrick & Struggles
	International Inc.	222	3
			365,161
Information Technology (18.4%)
*	CommVault Systems Inc.	192,004	13,385
*	Cymer Inc.	141,475	12,794
*	3D Systems Corp.	218,573	11,661
	MAXIMUS Inc.	155,001	9,799
	FEI Co.	173,286	9,610
*	Microsemi Corp.	408,699	8,599
*	Cirrus Logic Inc.	296,191	8,581
	Anixter International Inc.	121,798	7,793
*	Arris Group Inc.	515,610	7,703
*	Hittite Microwave Corp.	123,225	7,652

Tax-Managed Small-Cap Fund

			Market
			Value
		Shares	($000)
*	ViaSat Inc.	181,596	7,064
*	NETGEAR Inc.	174,136	6,864
	Cognex Corp.	181,896	6,697
*	Sourcefire Inc.	137,017	6,470
	MKS Instruments Inc.	239,633	6,178
	Littelfuse Inc.	99,351	6,131
*	Progress Software Corp.	290,499	6,098
	j2 Global Inc.	196,149	5,998
*	Tyler Technologies Inc.	119,503	5,789
*	CACI International Inc.
	Class A	103,875	5,716
*	Dealertrack
	Technologies Inc.	194,501	5,586
	Coherent Inc.	108,732	5,504
*	OSI Systems Inc.	85,326	5,464
*	Manhattan Associates Inc.	90,433	5,457
*	Veeco Instruments Inc.	178,274	5,263
*	OpenTable Inc.	103,423	5,047
	Heartland Payment
	Systems Inc.	170,673	5,035
*	Cardtronics Inc.	202,305	4,803
	Blackbaud Inc.	205,656	4,695
*	Liquidity Services Inc.	111,268	4,546
*	Take-Two Interactive
	Software Inc.	412,391	4,540
*	Ultratech Inc.	121,569	4,535
*	Synaptics Inc.	149,973	4,495
*	Bottomline
	Technologies Inc.	169,173	4,465
	Power Integrations Inc.	131,916	4,434
	NIC Inc.	267,287	4,367
*	Netscout Systems Inc.	163,658	4,253
*	Benchmark Electronics Inc.	252,444	4,196
*	SYNNEX Corp.	120,674	4,149
*	Plexus Corp.	159,692	4,120
*	Kulicke & Soffa
	Industries Inc.	341,019	4,089
*	Electronics for
	Imaging Inc.	212,006	4,026
*	ScanSource Inc.	125,883	3,999
	Tessera Technologies Inc.	237,453	3,899
*	Rogers Corp.	75,537	3,751
	Cabot Microelectronics
	Corp.	105,580	3,749
*	MicroStrategy Inc. Class A	39,637	3,701
*	Ixia	215,912	3,666
*	TriQuint Semiconductor Inc.	752,671	3,643
	MTS Systems Corp.	71,304	3,632
*	Insight Enterprises Inc.	202,822	3,523
	Monolithic Power
	Systems Inc.	142,458	3,174
*	ExlService Holdings Inc.	118,559	3,142
	Badger Meter Inc.	65,055	3,084
*	ATMI Inc.	145,741	3,043
*	LivePerson Inc.	228,916	3,008
	Blucora Inc.	184,841	2,904

			Market
			Value
		Shares	($000)
*	CSG Systems
	International Inc.	153,491	2,790
*	Rofin-Sinar
	Technologies Inc.	127,734	2,769
*	FARO Technologies Inc.	77,238	2,756
	Monotype Imaging
	Holdings Inc.	168,128	2,687
*	Synchronoss
	Technologies Inc.	123,454	2,604
*	Intermec Inc.	255,468	2,519
*	Websense Inc.	166,148	2,499
	Brooks Automation Inc.	302,056	2,432
*	Measurement
	Specialties Inc.	69,756	2,397
	Ebix Inc.	145,934	2,345
*	Newport Corp.	174,353	2,345
*	Digital River Inc.	161,737	2,327
	United Online Inc.	414,286	2,316
*	Interactive Intelligence
	Group Inc.	67,704	2,271
	Park Electrochemical Corp.	88,049	2,266
*	Advanced Energy
	Industries Inc.	160,392	2,215
*	TTM Technologies Inc.	238,737	2,196
*	iGATE Corp.	138,814	2,189
*	Entropic
	Communications Inc.	403,191	2,133
*	Dice Holdings Inc.	228,111	2,094
	Micrel Inc.	214,012	2,033
*	comScore Inc.	146,743	2,022
*	Harmonic Inc.	398,822	2,022
	Comtech
	Telecommunications Corp.	79,155	2,009
*	Checkpoint Systems Inc.	184,775	1,985
*	Rudolph Technologies Inc.	147,243	1,980
*	Volterra Semiconductor
	Corp.	114,034	1,958
	Daktronics Inc.	169,195	1,873
*	Exar Corp.	208,663	1,857
	EPIQ Systems Inc.	145,233	1,856
*	TeleTech Holdings Inc.	102,717	1,828
	Black Box Corp.	75,111	1,828
*	Perficient Inc.	150,792	1,776
	Forrester Research Inc.	65,935	1,767
	CTS Corp.	153,747	1,634
*	Stamps.com Inc.	63,923	1,611
*	Ceva Inc.	102,085	1,608
	Methode Electronics Inc.	160,236	1,607
*	Diodes Inc.	88,407	1,534
*	Virtusa Corp.	91,740	1,507
*	Nanometrics Inc.	96,791	1,396
*	Oplink Communications Inc.	87,086	1,357
*	GT Advanced
	Technologies Inc.	446,542	1,349
*	Procera Networks Inc.	69,581	1,291
*	Super Micro Computer Inc.	119,101	1,215

Tax-Managed Small-Cap Fund

			Market
			Value
		Shares	($000)
*	Digi International Inc.	119,318	1,130
*	Symmetricom Inc.	186,186	1,074
*	VASCO Data Security
	International Inc.	130,314	1,063
*	Avid Technology Inc.	137,881	1,045
*	XO Group Inc.	111,645	1,038
*	CIBER Inc.	302,534	1,010
*	LogMeIn Inc.	44,683	1,001
	Bel Fuse Inc. Class B	47,873	936
*	Kopin Corp.	279,874	932
	Cohu Inc.	76,933	834
	Supertex Inc.	47,482	833
*	QuinStreet Inc.	116,105	780
*	Pericom Semiconductor
	Corp.	96,978	779
*	Sigma Designs Inc.	150,604	776
	Electro Scientific
	Industries Inc.	69,994	696
*	Mercury Systems Inc.	68,525	630
	PC-Tel Inc.	77,946	561
*	Agilysys Inc.	63,416	531
*	Intevac Inc.	104,521	478
*	Rubicon Technology Inc.	76,475	467
*	Radisys Corp.	99,078	295
*	DSP Group Inc.	47,133	272
*	NCI Inc. Class A	38,344	180
*	DTS Inc.	1,421	24
*	STR Holdings Inc.	7,842	20
*	Higher One Holdings Inc.	277	3
*	Gerber Scientific Inc. CVR	110,699	—
			424,010
Materials (6.6%)
	Eagle Materials Inc.	210,908	12,338
	PolyOne Corp.	405,629	8,283
	HB Fuller Co.	227,134	7,909
*	Stillwater Mining Co.	531,612	6,794
	Schweitzer-Mauduit
	International Inc.	141,136	5,509
	Buckeye Technologies Inc.	175,849	5,049
*	SunCoke Energy Inc.	318,557	4,966
	Balchem Corp.	133,755	4,869
*	Texas Industries Inc.	94,394	4,815
	Kaiser Aluminum Corp.	76,508	4,720
	Innophos Holdings Inc.	98,893	4,599
	Stepan Co.	75,646	4,201
*	Clearwater Paper Corp.	105,622	4,136
	Globe Specialty Metals Inc.	290,521	3,995
	KapStone Paper and
	Packaging Corp.	174,744	3,878
	A Schulman Inc.	133,219	3,854
*	RTI International
	Metals Inc.	138,115	3,806
*	Calgon Carbon Corp.	259,755	3,683
	Koppers Holdings Inc.	93,670	3,573
*	Kraton Performance
	Polymers Inc.	146,879	3,529

			Market
			Value
		Shares	($000)
	AMCOL International Corp.	114,920	3,526
	Deltic Timber Corp.	49,533	3,498
	PH Glatfelter Co.	195,119	3,411
	American Vanguard Corp.	108,594	3,374
*	OM Group Inc.	147,375	3,272
	Quaker Chemical Corp.	59,559	3,208
*	LSB Industries Inc.	85,597	3,032
	Haynes International Inc.	55,896	2,899
*	Headwaters Inc.	323,923	2,773
	Materion Corp.	93,052	2,399
	Tredegar Corp.	109,686	2,240
	Myers Industries Inc.	141,385	2,142
	Neenah Paper Inc.	72,163	2,054
*	Century Aluminum Co.	233,700	2,047
	Wausau Paper Corp.	211,075	1,828
	AK Steel Holding Corp.	363,552	1,672
	Hawkins Inc.	41,732	1,612
	Zep Inc.	101,066	1,459
*	AM Castle & Co.	75,703	1,118
	Olympic Steel Inc.	41,673	923
			152,993
Telecommunication Services (0.5%)
*	Cincinnati Bell Inc.	907,545	4,974
	Atlantic Tele-Network Inc.	42,474	1,559
*	General Communication Inc.
	Class A	148,104	1,420
*	Cbeyond Inc.	135,789	1,228
	USA Mobility Inc.	99,834	1,166
	Lumos Networks Corp.	66,446	666
	NTELOS Holdings Corp.	5,131	67
	Neutral Tandem Inc.	8,235	21
			11,101
Utilities (4.0%)
	Piedmont Natural
	Gas Co. Inc.	327,809	10,264
	Southwest Gas Corp.	209,773	8,897
	UIL Holdings Corp.	230,164	8,242
	UNS Energy Corp.	188,403	7,992
	New Jersey Resources
	Corp.	189,831	7,521
	South Jersey Industries Inc.	141,561	7,125
	Avista Corp.	269,476	6,497
	ALLETE Inc.	158,264	6,486
	NorthWestern Corp.	169,427	5,884
	El Paso Electric Co.	182,643	5,828
	Northwest Natural Gas Co.	122,340	5,407
	CH Energy Group Inc.	67,991	4,434
	American States Water Co.	86,970	4,173
	Laclede Group Inc.	95,513	3,688
			92,438
Total Common Stocks
(Cost $1,627,591)			2,309,283

Tax-Managed Small-Cap Fund

		Market
		Value
	Shares	($000)
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
2 Vanguard Market
Liquidity Fund, 0.162%
(Cost $31)	31,315	31
Total Investments (100.1%)
(Cost $1,627,622)		2,309,314
Other Assets and Liabilities (-0.1%)
Other Assets		7,006
Liabilities		(9,329)
		(2,323)
Net Assets (100%)		2,306,991

At December 31, 2012, net assets consisted of:
Amount
($000)
Paid-in Capital	1,661,983
Overdistributed Net Investment Income	(1,865)
Accumulated Net Realized Losses	(34,819)
Unrealized Appreciation (Depreciation)	681,692
Net Assets	2,306,991

Admiral Shares—Net Assets
Applicable to 68,434,969 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	2,132,242
Net Asset Value Per Share—
Admiral Shares	$31.16

Institutional Shares—Net Assets
Applicable to 5,596,762 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	174,749
Net Asset Value Per Share—
Institutional Shares	$31.22

See Note A in Notes to Financial Statements.
* Non-income-producing security.
1 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REIT—Real Estate Investment Trust.
See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Small-Cap Fund

Statement of Operations

Year Ended
December 31, 2012
($000)
Investment Income
Income
Dividends[1]	37,746
Interest[1]	3
Total Income	37,749
Expenses
The Vanguard Group—Note B
Investment Advisory Services	233
Management and Administrative—Admiral Shares	1,573
Management and Administrative—Institutional Shares	61
Marketing and Distribution—Admiral Shares	566
Marketing and Distribution—Institutional Shares	45
Custodian Fees	53
Auditing Fees	28
Shareholders’ Reports—Admiral Shares	17
Shareholders’ Reports—Institutional Shares	2
Trustees’ Fees and Expenses	2
Total Expenses	2,580
Net Investment Income	35,169
Realized Net Gain (Loss) on Investment Securities Sold[1]	26,120
Change in Unrealized Appreciation (Depreciation) of Investment Securities	260,786
Net Increase (Decrease) in Net Assets Resulting from Operations	322,075

1 Dividend income, interest income, and realized net gain (loss) from affiliated companies of the fund were $671,000, $3,000, and $12,399,000, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Small-Cap Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2012	2011
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	35,169	17,974
Realized Net Gain (Loss)	26,120	103,170
Change in Unrealized Appreciation (Depreciation)	260,786	(94,648)
Net Increase (Decrease) in Net Assets Resulting from Operations	322,075	26,496
Distributions
Net Investment Income
Admiral Shares[1]	(31,431)	(16,493)
Institutional Shares	(2,715)	(1,326)
Realized Capital Gain
Admiral Shares[1]	—	—
Institutional Shares	—	—
Total Distributions	(34,146)	(17,819)
Capital Share Transactions
Admiral Shares[1]	8,542	(28,775)
Institutional Shares	4,886	(862)
Net Increase (Decrease) from Capital Share Transactions	13,428	(29,637)
Total Increase (Decrease)	301,357	(20,960)
Net Assets
Beginning of Period	2,005,634	2,026,594
End of Period[2]	2,306,991	2,005,634

1 Investor Shares were renamed Admiral Shares as of the close of business on May 13, 2011.
2 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($1,865,000) and ($2,888,000).

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Small-Cap Fund

Financial Highlights

Admiral Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$27.26	$27.17	$21.75	$17.44	$25.62
Investment Operations
Net Investment Income	.479	.245	.231	.146	.266
Net Realized and Unrealized Gain (Loss)
on Investments[1]	3.885	.089	5.424	4.316	(8.174)
Total from Investment Operations	4.364	.334	5.655	4.462	(7.908)
Distributions
Dividends from Net Investment Income	(.464)	(.244)	(.235)	(.152)	(.272)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.464)	(.244)	(.235)	(.152)	(.272)
Net Asset Value, End of Period	$31.16	$27.26	$27.17	$21.75	$17.44

Total Return[2]	16.03%	1.22%	25.99%	25.59%	-30.82%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,132	$1,857	$1,879	$1,527	$1,258
Ratio of Total Expenses to
Average Net Assets	0.12%	0.12%	0.18%	0.19%	0.14%
Ratio of Net Investment Income to
Average Net Assets	1.59%	0.88%	0.98%	0.79%	1.16%
Portfolio Turnover Rate[3]	42%	40%	46%	37%	32%

Investor Shares were renamed Admiral Shares as of the close of business on May 13, 2011. Prior periods’ Financial Highlights are for the Investor Class.
1 Includes increases from redemption fees of $0.00, $0.00, $0.00, $0.01, and $0.01. Effective April 28, 2011, the redemption fee was eliminated.
2 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Small-Cap Fund

Financial Highlights

Institutional Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$27.33	$27.23	$21.80	$17.47	$25.66
Investment Operations
Net Investment Income	.492	.257	.257	.161	.275
Net Realized and Unrealized Gain (Loss)
on Investments[1]	3.888	.088	5.432	4.337	(8.184)
Total from Investment Operations	4.380	.345	5.689	4.498	(7.909)
Distributions
Dividends from Net Investment Income	(.490)	(.245)	(.259)	(.168)	(.281)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.490)	(.245)	(.259)	(.168)	(.281)
Net Asset Value, End of Period	$31.22	$27.33	$27.23	$21.80	$17.47

Total Return[2]	16.05%	1.26%	26.09%	25.75%	-30.77%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$175	$149	$147	$99	$102
Ratio of Total Expenses to
Average Net Assets	0.08%	0.08%	0.08%	0.09%	0.09%
Ratio of Net Investment Income to
Average Net Assets	1.63%	0.92%	1.08%	0.89%	1.21%
Portfolio Turnover Rate[3]	42%	40%	46%	37%	32%

1 Includes increases from redemption fees of $0.00, $0.00, $0.00, $0.02, and $0.01. Effective April 28, 2011, the redemption fee was eliminated.
2 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Small-Cap Fund

Notes to Financial Statements

Vanguard Tax-Managed Small-Cap Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Admiral Shares and Institutional Shares. Admiral Shares and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2009–2012), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2012, the fund had contributed capital of $311,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.12% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

Tax-Managed Small-Cap Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At December 31, 2012, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended December 31, 2012, the fund realized $24,038,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at December 31, 2012, the fund had $619,000 of ordinary income available for distribution. The fund used capital loss carryforwards of $9,093,000 to offset taxable capital gains realized during the year ended December 31, 2012. At December 31, 2012, the fund had available capital losses totaling $32,891,000 to offset future net capital gains. Of this amount, $24,343,000 is subject to expiration on December 31, 2017. Capital losses of $8,548,000 realized beginning in fiscal 2011 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards.

At December 31, 2012, the cost of investment securities for tax purposes was $1,629,550,000. Net unrealized appreciation of investment securities for tax purposes was $679,764,000, consisting of unrealized gains of $727,159,000 on securities that had risen in value since their purchase and $47,395,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the year ended December 31, 2012, the fund purchased $972,562,000 of investment securities and sold $953,639,000 of investment securities, other than temporary cash investments. Purchases and sales include $38,286,000 and $38,115,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

Tax-Managed Small-Cap Fund

F. Capital share transactions for each class of shares were:

			Year Ended December 31,
		2012		2011
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Admiral Shares[1]
Issued	164,904	5,532	106,650	3,914
Issued in Lieu of Cash Distributions	24,791	806	13,005	472
Redeemed [2]	(181,153)	(6,018)	(148,430)	(5,445)
Net Increase (Decrease)—Admiral Shares	8,542	320	(28,775)	(1,059)
Institutional Shares
Issued	47,431	1,534	73,943	2,772
Issued in Lieu of Cash Distributions	1,547	50	748	27
Redeemed [2]	(44,092)	(1,421)	(75,553)	(2,768)
Net Increase (Decrease) —Institutional Shares	4,886	163	(862)	31

1 Investor Shares were renamed Admiral Shares as of the close of business on May 13, 2011.
2 Net of redemption fees for fiscal 2011 of $105,000 (fund totals). Effective April 28, 2011, the redemption fee was eliminated.

G. In preparing the financial statements as of December 31, 2012, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

Report of Independent Registered
Public Accounting Firm

To the Trustees of Vanguard Tax-Managed Funds and the Shareholders of Vanguard Tax-Managed Balanced Fund, Vanguard Tax-Managed Growth and Income Fund, Vanguard Tax-Managed Capital Appreciation Fund and Vanguard Tax-Managed Small-Cap Fund:

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Tax-Managed Balanced Fund, Vanguard Tax-Managed Growth and Income Fund, Vanguard Tax-Managed Capital Appreciation Fund and Vanguard Tax-Managed Small-Cap Fund (constituting separate portfolios of Vanguard Tax-Managed Funds, hereafter referred to as the “Funds”) at December 31, 2012, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2012 by correspondence with the custodian and by agreement to the underlying ownership records of the transfer agent, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania

February 14, 2013

Special 2012 tax information (unaudited) for Vanguard Tax-Managed Funds

This information for the fiscal year ended December 31, 2012, is included pursuant to provisions of the Internal Revenue Code.

The Tax-Managed Balanced Fund designates 61.80% of its income dividends as exempt-interest dividends.

The funds distributed qualified dividend income to shareholders during the fiscal year as follows:

Fund	($000)
Tax-Managed Balanced Fund	8,566
Tax-Managed Growth and Income Fund	54,214
Tax-Managed Capital Appreciation Fund	77,044
Tax-Managed Small-Cap Fund	34,146

For corporate shareholders, the percentage of investment income (dividend income plus short-term gains, if any) that qualifies for the dividends-received deduction is as follows:

Fund	Percentage
Tax-Managed Balanced Fund	98.6%[1]
Tax-Managed Growth and Income Fund	100.0
Tax-Managed Capital Appreciation Fund	100.0
Tax-Managed Small-Cap Fund	99.7
1 The percentage applies only to the taxable ordinary income that has been reported on Form 1099-DIV.

Your Fund’s After-Tax Returns

This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund’s distributions, and (2) assuming that an investor paid taxes on the fund’s distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. After-tax returns reflect any qualified dividend income.(In the example, returns after the sale of fund shares may be higher than those assuming no sale. This occurs when the sale would have produced a capital loss. The calculation assumes that the investor received a tax deduction for the loss.)

The table shows returns for Admiral Shares only; returns for other share classes will differ. Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

Finally, keep in mind that a fund’s performance—whether before or after taxes—does not guarantee future results.

Average Annual Total Returns: Tax-Managed Funds
Periods Ended December 31, 2012

	One	Five	Ten
	Year	Years	Years
Tax-Managed Balanced Fund
Returns Before Taxes	10.87%	4.46%	6.49%
Returns After Taxes on Distributions	10.48	4.29	6.35
Returns After Taxes on Distributions and Sale of Fund Shares	7.57	4.02	5.91

	One	Five	Ten
	Year	Years	Years
Tax-Managed Growth and Income Fund Admiral Shares
Returns Before Taxes	15.91%	1.62%	7.07%
Returns After Taxes on Distributions	15.53	1.29	6.75
Returns After Taxes on Distributions and Sale of Fund Shares	10.82	1.33	6.18

	One	Five	Ten
	Year	Years	Years
Tax-Managed Capital Appreciation Fund Admiral Shares
Returns Before Taxes	16.35%	1.98%	7.81%
Returns After Taxes on Distributions	16.02	1.70	7.56
Returns After Taxes on Distributions and Sale of Fund Shares	11.07	1.64	6.88

Average Annual Total Returns: Tax-Managed Funds
Periods Ended December 31, 2012

	One	Five	Ten
	Year	Years	Years
Tax-Managed Small-Cap Fund Admiral Shares
Returns Before Taxes	16.03%	5.15%	10.46%
Returns After Taxes on Distributions	15.77	4.97	10.30
Returns After Taxes on Distributions and Sale of Fund Shares	10.76	4.40	9.33

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended December 31, 2012
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	6/30/2012	12/31/2012	Period
Based on Actual Fund Return
Tax-Managed Balanced Fund	$1,000.00	$1,044.85	$0.62
Tax-Managed Growth and Income Fund
Admiral Shares	$1,000.00	$1,059.09	$0.62
Institutional Shares	1,000.00	1,059.23	0.42
Tax-Managed Capital Appreciation Fund
Admiral Shares	$1,000.00	$1,064.95	$0.62
Institutional Shares	1,000.00	1,065.22	0.42
Tax-Managed Small-Cap Fund
Admiral Shares	$1,000.00	$1,075.42	$0.63
Institutional Shares	1,000.00	1,075.38	0.42

Based on Hypothetical 5% Yearly Return
Tax-Managed Balanced Fund	$1,000.00	$1,024.60	$0.61
Tax-Managed Growth and Income Fund
Admiral Shares	$1,000.00	$1,024.60	$0.61
Institutional Shares	1,000.00	1,024.80	0.41
Tax-Managed Capital Appreciation Fund
Admiral Shares	$1,000.00	$1,024.60	$0.61
Institutional Shares	1,000.00	1,024.80	0.41
Tax-Managed Small-Cap Fund
Admiral Shares	$1,000.00	$1,024.60	$0.61
Institutional Shares	1,000.00	1,024.80	0.41

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Tax-Managed Balanced Fund, 0.12%; for the Tax-Managed Growth and Income Fund, 0.12% for Admiral Shares and 0.08% for Institutional Shares; for the Tax-Managed Capital Appreciation Fund, 0.12% for Admiral Shares and 0.08% for Institutional Shares; and for the Tax-Managed Small-Cap Fund, 0.12% for Admiral Shares and 0.08% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Credit Quality. For Vanguard tax-exempt bond funds, credit-quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “Not Rated” is used to classify securities for which a rating is not available. Credit-quality ratings are obtained from Moody’s and S&P, and the higher rating for each issue is used.

Dividend Yield. The current, annualized rate of dividends paid on a share of stock, divided by its current share price. For a fund, the weighted average yield for stocks it holds. The index yield is based on the current annualized rate of dividends paid on stocks in the index.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Foreign Holdings. The percentage of a fund represented by securities or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Largest Area Concentrations. An indicator of diversification. The less concentrated a fund’s holdings of bonds, the less the fund will be hurt by any financial problems in a single state or region.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

Benchmark Information

Tax-Managed Balanced Composite Index: Weighted 50% Russell 1000 Index and 50% Barclay’s 7 Year Municipal Bond Index through January 31, 2002, and 50% Russell 1000 Index and 50% Barclays 1–15 Year Municipal Bond Index thereafter.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 180 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	and Delphi Automotive LLP (automotive components);
Senior Advisor at New Mountain Capital; Trustee of
F. William McNabb III	The Conference Board.
Born 1957. Trustee Since July 2009. Chairman of the
Board. Principal Occupation(s) During the Past Five	Amy Gutmann
Years: Chairman of the Board of The Vanguard Group,	Born 1949. Trustee Since June 2006. Principal
Inc., and of each of the investment companies served	Occupation(s) During the Past Five Years: President
by The Vanguard Group, since January 2010; Director	of the University of Pennsylvania; Christopher H.
of The Vanguard Group since 2008; Chief Executive	Browne Distinguished Professor of Political Science
Officer and President of The Vanguard Group and of	in the School of Arts and Sciences with secondary
each of the investment companies served by The	appointments at the Annenberg School for
Vanguard Group since 2008; Director of Vanguard	Communication and the Graduate School of Education
Marketing Corporation; Managing Director of The	of the University of Pennsylvania; Member of the
Vanguard Group (1995–2008).	National Commission on the Humanities and Social
Sciences; Trustee of Carnegie Corporation of New
IndependentTrustees	York and of the National Constitution Center; Chair
of the U. S. Presidential Commission for the Study
Emerson U. Fullwood	of Bioethical Issues.
Born 1948. Trustee Since January 2008. Principal
Occupation(s) During the Past Five Years: Executive	JoAnn Heffernan Heisen
Chief Staff and Marketing Officer for North America	Born 1950. Trustee Since July 1998. Principal
and Corporate Vice President (retired 2008) of Xerox	Occupation(s) During the Past Five Years: Corporate
Corporation (document management products and	Vice President and Chief Global Diversity Officer
services); Executive in Residence and 2010	(retired 2008) and Member of the Executive
Distinguished Minett Professor at the Rochester	Committee (1997–2008) of Johnson & Johnson
Institute of Technology; Director of SPX Corporation	(pharmaceuticals/medical devices/consumer
(multi-industry manufacturing), the United Way of	products); Director of Skytop Lodge Corporation
Rochester, Amerigroup Corporation (managed health	(hotels), the University Medical Center at Princeton,
care), the University of Rochester Medical Center,	the Robert Wood Johnson Foundation, and the Center
Monroe Community College Foundation, and North	for Talent Innovation; Member of the Advisory Board
Carolina A&T University.	of the Maxwell School of Citizenship and Public Affairs
at Syracuse University.
Rajiv L. Gupta
Born 1945. Trustee Since December 2001.[2]	F. Joseph Loughrey
Principal Occupation(s) During the Past Five Years:	Born 1949. Trustee Since October 2009. Principal
Chairman and Chief Executive Officer (retired 2009)	Occupation(s) During the Past Five Years: President
and President (2006–2008) of Rohm and Haas Co.	and Chief Operating Officer (retired 2009) of Cummins
(chemicals); Director of Tyco International, Ltd.	Inc. (industrial machinery); Director of SKF AB
(diversified manufacturing and services), Hewlett-	(industrial machinery), Hillenbrand, Inc. (specialized
Packard Co. (electronic computer manufacturing),	consumer services), the Lumina Foundation for

Education, and Oxfam America; Chairman of the	Executive Officers
Advisory Council for the College of Arts and Letters
and Member of the Advisory Board to the Kellogg	Glenn Booraem
Institute for International Studies at the University	Born 1967. Controller Since July 2010. Principal
of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Controller of each of
Mark Loughridge	the investment companies served by The Vanguard
Born 1953. Trustee Since March 2012. Principal	Group; Assistant Controller of each of the investment
Occupation(s) During the Past Five Years: Senior Vice	companies served by The Vanguard Group (2001–2010).
President and Chief Financial Officer at IBM (information
technology services); Fiduciary Member of IBM’s	Thomas J. Higgins
Retirement Plan Committee.	Born 1957. Chief Financial Officer Since September
2008. Principal Occupation(s) During the Past Five
Scott C. Malpass	Years: Principal of The Vanguard Group, Inc.; Chief
Born 1962. Trustee Since March 2012. Principal	Financial Officer of each of the investment companies
Occupation(s) During the Past Five Years: Chief	served by The Vanguard Group; Treasurer of each of
Investment Officer and Vice President at the University	the investment companies served by The Vanguard
of Notre Dame; Assistant Professor of Finance at the	Group (1998–2008).
Mendoza College of Business at Notre Dame; Member
of the Notre Dame 403(b) Investment Committee;	Kathryn J. Hyatt
Director of TIFF Advisory Services, Inc. (investment	Born 1955. Treasurer Since November 2008. Principal
advisor); Member of the Investment Advisory	Occupation(s) During the Past Five Years: Principal of
Committees of the Financial Industry Regulatory	The Vanguard Group, Inc.; Treasurer of each of the
Authority (FINRA) and of Major League Baseball.	investment companies served by The Vanguard
Group; Assistant Treasurer of each of the investment
André F. Perold	companies served by The Vanguard Group (1988–2008).
Born 1952. Trustee Since December 2004. Principal
Occupation(s) During the Past Five Years: George	Heidi Stam
Gund Professor of Finance and Banking at the Harvard	Born 1956. Secretary Since July 2005. Principal
Business School (retired 2011); Chief Investment	Occupation(s) During the Past Five Years: Managing
Officer and Managing Partner of HighVista Strategies	Director of The Vanguard Group, Inc.; General Counsel
LLC (private investment firm); Director of Rand	of The Vanguard Group; Secretary of The Vanguard
Merchant Bank; Overseer of the Museum of Fine	Group and of each of the investment companies
Arts Boston.	served by The Vanguard Group; Director and Senior
Vice President of Vanguard Marketing Corporation.
Alfred M. Rankin, Jr.
Born 1941. Trustee Since January 1993. Principal	Vanguard Senior ManagementTeam
Occupation(s) During the Past Five Years: Chairman,
President, and Chief Executive Officer of NACCO	Mortimer J. Buckley	Michael S. Miller
Industries, Inc. (forklift trucks/housewares/lignite);	Kathleen C. Gubanich	James M. Norris
Director of Goodrich Corporation (industrial products/	Paul A. Heller	Glenn W. Reed
aircraft systems and services) and the National	Martha G. King	George U. Sauter
Association of Manufacturers; Chairman of the Board	Chris D. McIsaac
of the Federal Reserve Bank of Cleveland and of
University Hospitals of Cleveland; Advisory Chairman	Chairman Emeritus and Senior Advisor
of the Board of The Cleveland Museum of Art.
John J. Brennan
Peter F. Volanakis	Chairman, 1996–2009
Born 1955. Trustee Since July 2009. Principal	Chief Executive Officer and President, 1996–2008
Occupation(s) During the Past Five Years: President
and Chief Operating Officer (retired 2010) of Corning	Founder
Incorporated (communications equipment); Director
of SPX Corporation (multi-industry manufacturing);	John C. Bogle
Overseer of the Amos Tuck School of Business	Chairman and Chief Executive Officer, 1974–1996
Administration at Dartmouth College; Advisor to the
Norris Cotton Cancer Center.

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

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© 2013 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q870 022013

Annual Report | December 31, 2012
Vanguard Tax-Managed International Fund

Including Vanguard MSCI EAFE ETF

> Vanguard Tax-Managed International Fund—including Vanguard MSCI EAFE ETF—returned more than 18% for the year ended December 31, 2012, as global stock markets rebounded strongly from last year’s decline.

> The fund’s return deviated from that of its benchmark index because of temporary price differences that arose from fair-value pricing policies.

> European stocks were among fund’s top performers; financial stocks were standouts on a sector basis.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Fund Profile.	8
Performance Summary.	10
Financial Statements.	12
Your Fund’s After-Tax Returns.	26
About Your Fund’s Expenses.	27
Glossary.	29

Tax-Managed International Fund

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: Our cover photograph shows rigging on the HMSSurprise, a replica of an 18th-century Royal Navy frigate. It was featured in the 2003 movie Master and Commander: The Far Side of the World, which was based on Patrick O’Brian’s sea novels, set amid the Napoleonic Wars. Vanguard was named for another ship of that era, the HMSVanguard, which was the flagship of British Admiral Horatio Nelson at the Battle of the Nile.

Your Fund’s Total Returns

Fiscal Year Ended December 31, 2012

Total
Returns
Vanguard Tax-Managed International Fund
Admiral™ Shares	18.56%
Institutional Shares	18.70
MSCI EAFE ETF Shares
Market Price	18.52
Net Asset Value	18.60
MSCI EAFE Index	17.32
International Funds Average	17.68

International Funds Average: Derived from data provided by Lipper Inc.

Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2; 7,337,138; 7,720,749; 7,925,573; 8,090,646.

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

Your Fund’s Performance at a Glance
December 31, 2011, Through December 31, 2012
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Tax-Managed International Fund
Admiral Shares	$9.79	$11.26	$0.336	$0.000
Institutional Shares	9.79	11.27	0.339	0.000
MSCI EAFE ETF Shares	30.44	35.02	1.046	0.000

1

Chairman’s Letter

Dear Shareholder,

Although economic news from around the world was often grim, international stocks jumped to a double-digit advance for 2012 versus a double-digit decline for 2011. Vanguard Tax-Managed International Fund returned about 18% for all share classes, including Vanguard MSCI EAFE ETF.

The fund’s return diverged from that of its benchmark, the MSCI EAFE Index, because of the effect of fair-value pricing policies required by the Securities and Exchange Commission. (See the box on page 7 for an explanation of fair-value pricing.) Peer international funds, on average, trailed the Tax-Managed International Fund by less than 1 percentage point. Unlike many of its competitors, your fund does not invest in emerging markets stocks, whose returns fell in between those of stocks in the European and Pacific developed markets.

During the year, the fund’s advisor, Vanguard Equity Investment Group, continued to avoid distributing taxable gains to shareholders. A table showing the fund’s annualized after-tax returns appears later in this report.

In early October, we announced that the Tax-Managed International Fund would adopt a new target benchmark as part of a broader transition affecting 22 of our index funds. This transition, which we plan to complete by the middle of the year, is expected to produce significant long-term

2

savings for Vanguard clients. The new benchmark for the fund will be supplied by FTSE.

With help from central banks, stocks posted strong results
European stocks shook off investors’ concerns to deliver some of the best results for the year, rising about 19% compared with about 16% for U.S. stocks. The rally came as European central bankers moved to address worries about the finances of governments and banks. Still, Vanguard economists expect Europe to remain a trouble spot, with occasional spikes in market volatility, as fiscal tightening persists in the face of weak economic growth.

In the United States, the Federal Reserve continued buying bonds and mortgage-backed securities to try to stimulate growth. The Fed’s actions seemed to buoy both stock and bond returns.

Attention to the nation’s considerable budget challenges intensified as 2012 drew to a close. The focus on the “fiscal cliff” led to nervousness in the markets before policymakers reached a limited tax-rate agreement on the cusp of the new year. The compromise legislation, which President Barack Obama signed into law on January 2, addressed some immediate concerns, but a credible long-term deficit-reduction strategy had yet to be crafted to resolve the nation’s fiscal imbalance and open the way for growth.

Market Barometer

		Average Annual Total Returns
	Periods Ended December 31, 2012
	One	Three	Five
	Year	Years	Years
Stocks
Russell 1000 Index (Large-caps)	16.42%	11.12%	1.92%
Russell 2000 Index (Small-caps)	16.35	12.25	3.56
Russell 3000 Index (Broad U.S. market)	16.42	11.20	2.04
MSCI All Country World Index ex USA (International)	16.83	3.87	-2.89

Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable market)	4.21%	6.19%	5.95%
Barclays Municipal Bond Index (Broad tax-exempt market)	6.78	6.57	5.91
Citigroup Three-Month U.S. Treasury Bill Index	0.07	0.08	0.44

CPI
Consumer Price Index	1.74%	2.06%	1.80%

3

Bond returns were solid, but challenges lie ahead
The broad U.S. taxable bond market returned about 4% for the 12 months. Municipal bonds performed especially well, returning more than 6%.

As bond prices rose, the yield of the 10-year U.S. Treasury note slipped to a record low in July, closing below 1.5%. (Bond yields and prices move in opposite directions.) By the end of the period, the yield had climbed, but it remained exceptionally low by historical standards.

Although bonds can provide critical diversification benefits to a portfolio, their prospects look much less promising than in recent years. As yields have tumbled, the opportunity for future bond price appreciation has greatly diminished. (You can read more about our expectations for bond and stock returns in Vanguard’s Economic and Investment Outlook, available at vanguard.com/research.)

As it has since late 2008, the Fed held its target for short-term interest rates between 0% and 0.25%, which kept a tight lid on returns from money market funds and savings accounts.

Economic growth not correlated to stock market performance
Some of the notable efforts to address Europe’s troubles in 2012 included the implementation of a second bailout plan for Greece, a recapitalization of Spanish banks, and the finalization of a framework for the European Central Bank to intervene in the

Expense Ratios
Your Fund Compared With Its Peer Group
			MSCI
			EAFE
	Admiral	Institutional	ETF	Peer Group
	Shares	Shares	Shares	Average
Tax-Managed International Fund	0.12%	0.08%	0.12%	1.37%

The fund expense ratios shown are from the prospectus dated April 26, 2012, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2012, the fund’s expense ratios were 0.10% for Admiral Shares, 0.07% for Institutional Shares, and 0.10% for MSCI EAFE ETF Shares. The peer-group expense ratio is derived from data provided by Lipper Inc. and captures information through year-end 2011.

Peer group: International Funds.

4

sovereign-debt market. Still, as I mentioned, we anticipate Europe will continue to experience sluggish economic growth.

Surprising as it may seem, however, research from Vanguard experts reveals there’s been little connection historically between the rate of a country’s economic growth and its stock returns. For example, the returns for U.S. and British stocks were nearly identical from 1900 to 2009, even as U.S. economic growth eclipsed that of Great Britain. (See Investing in Emerging Markets: Evaluating the Allure of Rapid Economic Growth, available at vanguard. com/research.)

Illustrating the point that economic growth and stock performance aren’t closely correlated, stocks from the developed countries of Europe returned nearly 20% for the year. Financial companies from the United Kingdom, Germany, France, and Switzerland were among the biggest contributors to the fund’s performance.

Consumer staples, consumer discretionary, and industrial stocks from the United Kingdom, the fund’s largest country by asset allocation, also lifted returns. German, French, and Swiss multinational pharmaceutical companies were another source of strength along with German auto manufacturers and Swiss food companies.

Total Returns
Ten Years Ended December 31, 2012
Average
Annual Return
Tax-Managed International Fund Admiral Shares	8.45%
MSCI EAFE Index	8.21
International Funds Average	7.83
International Funds Average: Derived from data provided by Lipper Inc.

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

5

Holdings in the Pacific region, which accounted for about one-third of the fund’s assets, on average, during the period, returned 14%. Stocks from Japan, the fund’s second-largest country by allocation, advanced about 8%, and those from Australia climbed more than 21% to lead the region. Japan’s performance turned positive over the period’s final months in anticipation of monetary easing policies. Japanese multinationals––including auto manufacturers, financial, and heavy machinery corporations––were responsible for much of the result. Australia’s returns were fueled by its strong banking industry.

Currency prices also had an effect on the fund’s performance. The U.S. dollar rose about 13% against the Japanese yen, reducing returns for U.S. investors, on expectations Japan’s central bank would ease monetary policy and produce more yen at the new government’s request. Meanwhile, the dollar dipped 1.8% against the euro, boosting returns for U.S. investors.

Despite a decade of challenges, stocks posted long-term gains
Developed-market stocks confronted an assortment of major political, economic, and environmental obstacles over the past decade. Volatility was a mainstay, but stocks still managed satisfactory results for the period as a whole. For the ten years ended December 31, 2012, Vanguard Tax-Managed International Fund posted an average annual return of 8.45% for Admiral Shares while closely following the performance of the benchmark MSCI EAFE Index and maintaining its tax-management objective.

Vanguard Equity Investment Group, the portfolio’s advisor, is responsible for this commendable performance. The group’s sophisticated portfolio construction and management techniques and decades of index-tracking experience were complemented by the portfolio’s low expenses, which allow you to keep more of the return on your investment.

Gus Sauter united traditional values with pioneering investment acumen
When I was interviewing for a job at Vanguard in the mid-1980s, Jack Brennan, who would go on to become our chairman and CEO and is now chairman emeritus, described Vanguard as “a company with the intellectual rigor of Wall Street but with Midwestern values.”

I’m reminded of that when I think about Gus Sauter’s 25-year career at Vanguard. Gus retired as our chief investment officer at the end of December, having set the highest of standards for both intellectual achievement and devotion to doing the right thing for clients, colleagues, and community.

Gus played a pivotal role in transforming indexing from a novelty to an investing mainstay, a change that has benefited all investors. In addition, he developed our active quantitative equity strategies, oversaw the growth of our industry-leading expertise in fixed income, and ultimately helped Vanguard to become a global investment manager responsible for $2 trillion in client assets.

6

As for the Midwestern values, Gus—a native of Ohio, incidentally—served our clients with a dedication to thrift, candor, and common sense that has helped make Vanguard what it is. His colleagues knew that in any situation they could count on Gus to keep a level-headed, long-term outlook. Just two weeks after he started at Vanguard, Gus helped guide us through the stock market crash of 1987. Some 20 years later, he helped us navigate the financial crisis of 2008–2009.

An important aspect of Gus’s legacy is the team of world-class investment professionals that he cultivated at Vanguard. That team is now led by Tim Buckley, who oversaw our services for individual investors before becoming chief investment officer. I am confident that Tim will not only carry on Gus’s legacy, but also—as Gus himself put it—take Vanguard investment management to the next level.

As always, thank you for investing with Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
January 18, 2013

A note on fair-value pricing
The reported return of a fund that tracks an index sometimes may diverge from the index’s return a bit more than would be expected. This may be the result of a fair-value pricing adjustment.

These adjustments, which are required by the Securities and Exchange Commission, address pricing discrepancies that may arise because of time-zone differences among global stock markets. Foreign stocks may trade on exchanges that close many hours before a fund’s closing share price is calculated in the United States, generally at
4 p.m., Eastern time. In the hours between the foreign close and the U.S. close, the value of these foreign securities may change—because of company-specific announcements or market-wide developments, for example. Such price changes are not immediately reflected in international index values.

Fair-value pricing takes such changes into account in calculating the fund’s daily net asset value, thus ensuring that the NAV doesn’t include “stale” prices. The result can be a temporary divergence between the return of the fund and that of its benchmark index—a difference that usually corrects itself when the foreign markets reopen.

7

Tax-Managed International Fund

Fund Profile
As of December 31, 2012

Share-Class Characteristics

MSCI
EAFE
	Admiral	Institutional	ETF
	Shares	Shares	Shares
Ticker Symbol	VTMGX	VTMNX	VEA
Expense Ratio[1]	0.12%	0.08%	0.12%

Portfolio Characteristics
			MSCI AC
		MSCI	World
		EAFE	Index
	Fund	Index ex USA
Number of Stocks	876	909	1,818
Median Market Cap	$35.7B	$35.6B	$29.5B
Price/Earnings Ratio	16.1x	16.0x	15.1x
Price/Book Ratio	1.4x	1.4x	1.5x
Return on Equity	16.1%	16.1%	16.7%
Earnings Growth Rate	1.1%	1.1%	5.1%
Dividend Yield	3.4%	3.4%	3.2%
Turnover Rate	7%	—	—
Short-Term Reserves	0.0%	—	—

Sector Diversification (% of equity exposure)
			MSCI AC
		MSCI	World
		EAFE	Index
	Fund	Index	ex USA
Consumer Discretionary	10.7%	10.7%	9.5%
Consumer Staples	11.6	11.6	10.3
Energy	7.7	7.7	10.3
Financials	24.3	24.7	25.9
Health Care	9.8	9.8	7.1
Industrials	12.8	12.6	10.6
Information Technology	4.3	4.3	6.3
Materials	10.0	9.8	11.0
Telecommunication
Services	4.9	4.9	5.5
Utilities	3.9	3.9	3.5

Volatility Measures

	MSCI	MSCI AC
	EAFE	World Index
	Index	ex USA
R-Squared	0.99	0.97
Beta	1.02	1.01

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Royal Dutch Shell plc	Integrated Oil & Gas	2.0%
Nestle SA	Packaged Foods &
	Meats	1.9
BHP Billiton	Diversified Metals &
	Mining	1.8
HSBC Holdings plc	Diversified Banks	1.8
Novartis AG	Pharmaceuticals	1.3
Roche Holding AG	Pharmaceuticals	1.3
BP plc	Integrated Oil & Gas	1.2
Toyota Motor Corp.	Automobile
	Manufacturers	1.2
Vodafone Group plc	Wireless
	Telecommunication
	Services	1.1
Sanofi	Pharmaceuticals	1.0
Top Ten		14.6%

The holdings listed exclude any temporary cash investments and equity index products.

Allocation by Region (% of equity exposure)

1 The expense ratios shown are from the prospectus dated April 26, 2012, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2012, the expense ratios were 0.10% for Admiral Shares, 0.07% for Institutional Shares, and 0.10% for MSCI EAFE ETF Shares.

8

Tax-Managed International Fund

Market Diversification (% of equity exposure)

			MSCI AC
		MSCI	World
		EAFE	Index
	Fund	Index	ex USA
Europe
United Kingdom	22.6%	22.6%	15.4%
France	9.7	9.6	6.5
Germany	8.7	8.8	6.0
Switzerland	8.7	8.7	5.9
Sweden	3.1	3.1	2.2
Spain	3.0	3.0	2.1
Netherlands	2.5	2.5	1.7
Italy	2.3	2.3	1.5
Denmark	1.2	1.1	0.8
Belgium	1.1	1.2	0.8
Other	2.6	2.6	1.6
Subtotal	65.5%	65.5%	44.5%
Pacific
Japan	20.0%	20.0%	13.6%
Australia	8.9	8.9	6.1
Hong Kong	3.2	3.1	2.1
Singapore	1.8	1.9	1.3
Other	0.1	0.1	0.1
Subtotal	34.0%	34.0%	23.2%
Emerging Markets	0.0%	0.0%	24.1%
North America	0.0%	0.0%	7.8%
Middle East	0.5%	0.5%	0.4%

9

Tax-Managed International Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: July 20, 2007, Through December 31, 2012
Initial Investment of $10,000

		Average Annual Total Returns
	Periods Ended December 31, 2012
			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(7/20/2007)	Investment
MSCI EAFE ETF Shares Net Asset
Value	18.60%	-3.24%	-3.34%	$8,310
MSCI EAFE ETF Shares Market Price	18.52	-3.14	-3.28	8,340
MSCI EAFE Index	17.32	-3.69	-3.77	8,111
International Funds Average	17.68	-3.57	-3.53	8,219
MSCI All Country World Index ex
USA	17.39	-2.44	-2.28	8,821

International Funds Average: Derived from data provided by Lipper Inc.
"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Tax-Managed International Fund Admiral
Shares	18.56%	-3.27%	8.45%	$22,510
MSCI EAFE Index	17.32	-3.69	8.21	22,021
MSCI All Country World Index ex USA	17.39	-2.44	10.22	26,455

See Financial Highlights for dividend and capital gains information.

10

Tax-Managed International Fund

		Average Annual Total Returns
	Periods Ended December 31, 2012
				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment
Tax-Managed International Fund Institutional
Shares	18.70%	-3.21%	8.53%	$11,334,084
MSCI EAFE Index	17.32	-3.69	8.21	11,010,490
MSCI All Country World Index ex USA	17.39	-2.44	10.22	13,227,593

Cumulative Returns of ETF Shares: July 20, 2007, Through December 31, 2012
			Since
	One	Five	Inception
	Year	Years	(7/20/2007)
MSCI EAFE ETF Shares Market Price	18.52%	-14.73%	-16.60%
MSCI EAFE ETF Shares Net Asset Value	18.60	-15.19	-16.90
MSCI EAFE Index	17.32	-17.13	-18.89

"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

Fiscal-Year Total Returns (%): December 31, 2002, Through December 31, 2012

Tax-Managed International Fund Admiral Shares
MSCI EAFE Index

11

Tax-Managed International Fund

Financial Statements

Statement of Net Assets—Investments Summary
As of December 31, 2012

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Common Stocks
Australia
BHP Billiton Ltd.	3,793,403	148,145	1.2%
Commonwealth Bank of Australia	1,882,862	122,306	0.9%
Westpac Banking Corp.	3,657,348	99,986	0.8%
Australia & New Zealand Banking Group Ltd	. 3,258,609	85,314	0.7%
National Australia Bank Ltd.	2,729,527	71,385	0.5%
Australia—Other †		608,591	4.8%
		1,135,727	8.9%

Austria †		37,045	0.3%

Belgium
Anheuser-BuschInBev NV	943,309	82,435	0.6%
Belgium—Other †		61,968	0.5%
		144,403	1.1%
Denmark
Novo Nordisk A/S Class B	474,931	77,566	0.6%
Denmark—Other †		69,697	0.6%
		147,263	1.2%

Finland †		104,512	0.8%

France
Sanofi	1,384,618	131,311	1.1%
Total SA	2,453,163	126,970	1.0%
BNP Paribas SA	1,155,773	65,148	0.5%
LVMH Moet Hennessy Louis Vuitton SA	291,815	54,379	0.4%
France—Other †		855,536	6.7%
		1,233,344	9.7%

12

Tax-Managed International Fund

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Germany
Siemens AG	949,467	103,198	0.8%
BASF SE	1,059,183	99,554	0.8%
BayerAG	965,285	91,666	0.7%
SAP AG	1,061,040	84,997	0.7%
Allianz SE	527,855	73,128	0.6%
DaimlerAG	1,044,207	57,061	0.4%
Germany—Other †		601,010	4.7%
		1,110,614	8.7%

Greece †		7,145	0.1%

Hong Kong
AIA Group Ltd.	12,654,776	50,435	0.4%
HangSeng Bank Ltd.	862,643	13,326	0.1%
Hong Kong—Other †		342,004	2.7%
		405,765	3.2%

Ireland †		33,480	0.3%

Israel †		68,358	0.5%

Italy
Eni SPA	2,955,387	72,908	0.6%
Italy—Other †		214,157	1.7%
		287,065	2.3%
Japan
Toyota Motor Corp.	3,213,418	149,991	1.2%
Mitsubishi UFJ Financial Group Inc.	14,795,144	79,615	0.6%
Honda Motor Co. Ltd.	1,889,839	69,656	0.5%
Sumitomo Mitsui Financial Group Inc.	1,574,258	57,191	0.5%
Canon Inc.	1,313,233	51,508	0.4%
Chugai Pharmaceutical Co. Ltd.	322,800	6,186	0.1%
DaihatsuMotor Co. Ltd.	199,000	3,936	0.0%
Hino Motors Ltd.	259,000	2,323	0.0%
Japan—Other †		2,122,478	16.7%
		2,542,884	20.0%
Netherlands
Unilever NV	1,901,890	71,766	0.5%
Netherlands—Other †		250,087	2.0%
		321,853	2.5%

New Zealand †		16,186	0.1%

Norway †		117,876	0.9%

Portugal †		21,647	0.2%

Singapore †		232,575	1.8%

Spain
* Banco Santander SA	11,920,703	96,118	0.8%
Telefonica SA	4,668,193	63,388	0.5%
Banco Bilbao Vizcaya Argentaria SA	6,224,930	57,147	0.4%
Spain—Other †		163,796	1.3%
		380,449	3.0%

13

Tax-Managed International Fund

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Sweden †		398,860	3.1%

Switzerland
Nestle SA	3,732,276	243,248	1.9%
Novartis AG	2,669,523	169,012	1.4%
Roche Holding AG	817,830	166,612	1.3%
UBS AG	4,252,467	66,875	0.5%
ABB Ltd.	2,510,247	52,122	0.4%
Switzerland—Other †		405,823	3.2%
		1,103,692	8.7%
United Kingdom
HSBC Holdings plc	21,120,203	223,386	1.7%
BP plc	22,025,691	152,612	1.2%
Royal Dutch Shell plc Class A	4,210,234	148,767	1.2%
Vodafone Group plc	56,960,947	143,250	1.1%
GlaxoSmithKlineplc	5,771,946	125,319	1.0%
British American Tobacco plc	2,237,667	113,383	0.9%
Royal Dutch Shell plc Class B	3,100,966	109,751	0.9%
Rio Tinto plc	1,544,621	90,009	0.7%
BHP Billiton plc	2,430,065	85,392	0.7%
Diageo plc	2,930,892	85,326	0.7%
Standard Chartered plc	2,765,752	70,108	0.5%
AstraZeneca plc	1,448,593	68,483	0.5%
BG Group plc	3,942,138	66,103	0.5%
Barclays plc	13,510,287	58,343	0.5%
Unilever plc	1,494,705	56,736	0.4%
SABMiller plc	1,109,761	52,235	0.4%
AngloAmerican plc London Shares	1,594,309	50,893	0.4%
Royal Dutch Shell plc Class A (Amsterdam Shares)	8,969	308	0.0%
UnitedKingdom—Other †		1,179,469	9.3%
		2,879,873	22.6%
Total Investments (Cost $12,213,137)		12,730,616	100.0%
Other Assets and Liabilities
Other Assets		83,968	0.6%
Liabilities		(78,598)	(0.6%)
		5,370	0.0%
Net Assets		12,735,986	100.0%

14

Tax-Managed International Fund

At December 31, 2012, net assets consisted of:
Amount
($000)
Paid-in Capital	12,772,900
Overdistributed Net Investment Income	(11,932)
Accumulated Net Realized Losses	(542,664)
Unrealized Appreciation (Depreciation)
Investment Securities	517,479
Foreign Currencies	203
Net Assets	12,735,986

Admiral Shares—Net Assets
Applicable to 126,513,723 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,424,715
Net Asset Value Per Share—Admiral Shares	$11.26

Institutional Shares—Net Assets
Applicable to 29,482,133 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	332,337
Net Asset Value Per Share—Institutional Shares	$11.27

ETF Shares—Net Assets
Applicable to 313,489,893 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	10,978,934
Net Asset Value Per Share—ETF Shares	$35.02

See Note A in Notes to Financial Statements.
* Non-income-producing security.
†Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
See accompanying Notes, which are an integral part of the Financial Statements.

15

Tax-Managed International Fund

Statement of Operations

Year Ended
December 31, 2012
($000)
Investment Income
Income
Dividends[1]	359,617
Interest[2]	35
Total Income	359,652
Expenses
The Vanguard Group—Note B
Investment Advisory Services	648
Management and Administrative—Admiral Shares	693
Management and Administrative—Institutional Shares	88
Management and Administrative—ETF Shares	4,665
Marketing and Distribution—Admiral Shares	370
Marketing and Distribution—Institutional Shares	85
Marketing and Distribution—ETF Shares	2,227
Custodian Fees	1,111
Auditing Fees	36
Shareholders’ Reports—Admiral Shares	3
Shareholders’ Reports—Institutional Shares	1
Shareholders’ Reports—ETF Shares	206
Trustees’ Fees and Expenses	8
Total Expenses	10,141
Net Investment Income	349,511
Realized Net Gain (Loss)
Investment Securities Sold	(110,630)
Foreign Currencies	(1,550)
Realized Net Gain (Loss)	(112,180)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	1,528,143
Foreign Currencies	434
Change in Unrealized Appreciation (Depreciation)	1,528,577
Net Increase (Decrease) in Net Assets Resulting from Operations	1,765,908

1 Dividends are net of foreign withholding taxes of $23,679,000.
2 Interest income from an affiliated company of the fund was $35,000.

See accompanying Notes, which are an integral part of the Financial Statements.

16

Tax-Managed International Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2012	2011
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	349,511	268,837
Realized Net Gain (Loss)	(112,180)	92,738
Change in Unrealized Appreciation (Depreciation)	1,528,577	(1,527,668)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,765,908	(1,166,093)
Distributions
Net Investment Income
Admiral Shares[1]	(41,759)	(41,602)
Institutional Shares	(11,033)	(9,198)
ETF Shares	(303,175)	(217,331)
Realized Capital Gain
Admiral Shares[1]	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(355,967)	(268,131)
Capital Share Transactions
AdmiralShares[1]	12,399	(22,043)
Institutional Shares	(8,273)	88,145
ETF Shares	3,363,880	2,183,653
Net Increase (Decrease) from Capital Share Transactions	3,368,006	2,249,755
Total Increase (Decrease)	4,777,947	815,531
Net Assets
Beginning of Period	7,958,039	7,142,508
End of Period[2]	12,735,986	7,958,039

1 Investor Shares were renamed Admiral Shares as of the close of business on May 13, 2011.
2 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($11,932,000) and ($6,226,000).

See accompanying Notes, which are an integral part of the Financial Statements.

17

Tax-Managed International Fund

Financial Highlights

Admiral Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$9.79	$11.58	$10.95	$8.74	$15.40
Investment Operations
Net Investment Income	.332	.342	.278	.277[1]	.290
Net Realized and Unrealized Gain (Loss)
on Investments	1.474	(1.794)	.634	2.190	(6.661)
Total from Investment Operations	1.806	(1.452)	.912	2.467	(6.371)
Distributions
Dividends from Net Investment Income	(.336)	(.338)	(.282)	(.257)	(.289)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.336)	(.338)	(.282)	(.257)	(.289)
Net Asset Value, End of Period	$11.26	$9.79	$11.58	$10.95	$8.74

Total Return[2]	18.56%	-12.51%	8.36%	28.27%	-41.27%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,425	$1,229	$1,476	$1,409	$1,131
Ratio of Total Expenses to
Average Net Assets	0.10%	0.12%	0.18%	0.20%	0.15%
Ratio of Net Investment Income to
Average Net Assets	3.40%	3.31%	2.70%	2.87%	3.47%
Portfolio Turnover Rate[3]	7%	5%	6%	9%	16%

Investor Shares were renamed Admiral Shares as of the close of business on May 13, 2011. Prior periods’ Financial Highlights are for the Investor class.
1 Calculated based on average shares outstanding.
2 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

18

Tax-Managed International Fund

Financial Highlights

Institutional Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$9.79	$11.60	$10.96	$8.74	$15.41
Investment Operations
Net Investment Income	.336	.347	.289	.288[1]	.296
Net Realized and Unrealized Gain (Loss)
on Investments	1.483	(1.813)	.644	2.197	(6.671)
Total from Investment Operations	1.819	(1.466)	.933	2.485	(6.375)
Distributions
Dividends from Net Investment Income	(.339)	(.344)	(.293)	(.265)	(.295)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.339)	(.344)	(.293)	(.265)	(.295)
Net Asset Value, End of Period	$11.27	$9.79	$11.60	$10.96	$8.74

Total Return[2]	18.70%	-12.62%	8.55%	28.48%	-41.27%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$332	$294	$253	$219	$242
Ratio of Total Expenses to
Average Net Assets	0.07%	0.08%	0.08%	0.10%	0.09%
Ratio of Net Investment Income to
Average Net Assets	3.43%	3.35%	2.80%	2.97%	3.53%
Portfolio Turnover Rate[3]	7%	5%	6%	9%	16%

1 Calculated based on average shares outstanding.
2 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

19

Tax-Managed International Fund

Financial Highlights

MSCI EAFE ETF Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$30.44	$36.04	$34.06	$27.18	$47.92
Investment Operations
Net Investment Income	1.035	1.067	.887	.860[1]	.934
Net Realized and Unrealized Gain (Loss)
on Investments	4.591	(5.609)	1.990	6.836	(20.744)
Total from Investment Operations	5.626	(4.542)	2.877	7.696	(19.810)
Distributions
Dividends from Net Investment Income	(1.046)	(1.058)	(.897)	(.816)	(.930)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.046)	(1.058)	(.897)	(.816)	(.930)
Net Asset Value, End of Period	$35.02	$30.44	$36.04	$34.06	$27.18

Total Return	18.60%	-12.57%	8.47%	28.34%	-41.25%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$10,979	$6,435	$5,414	$4,356	$2,292
Ratio of Total Expenses to
Average Net Assets	0.10%	0.12%	0.12%	0.15%	0.11%
Ratio of Net Investment Income to
Average Net Assets	3.40%	3.31%	2.76%	2.92%	3.51%
Portfolio Turnover Rate[2]	7%	5%	6%	9%	16%

1 Calculated based on average shares outstanding.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

20

Tax-Managed International Fund

Notes to Financial Statements

Vanguard Tax-Managed International Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers three classes of shares: Admiral Shares, Institutional Shares, and ETF Shares. Admiral Shares and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2009–2012), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on redemptions of capital shares prior to May 23, 2012, were credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution

21

Tax-Managed International Fund

expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2012, the fund had contributed capital of $1,641,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.66% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of December 31, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,507	12,729,109	—

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended December 31, 2012, the fund realized net foreign currency losses of $1,550,000, which decreased distributable net income for tax purposes; accordingly, such losses have been reclassified from accumulated net realized losses to overdistributed net investment income. Certain of the fund’s investments are in securities considered to be “passive foreign investment companies,” for which any unrealized appreciation and/or realized gains are required to be included in distributable net income for tax purposes. During the year ended December 31, 2012, the fund realized gains on the sale of passive foreign investment companies of $2,300,000, which have been included in current and prior periods’ taxable income; accordingly, such gains have been reclassified from accumulated net realized losses to overdistributed net investment income.

22

Tax-Managed International Fund

For tax purposes, at December 31, 2012, the fund had no ordinary income available for distribution. At December 31, 2012, the fund had available capital losses totaling $542,173,000 to offset future net capital gains. Of this amount, $429,605,000 is subject to expiration dates; $90,589,000 may be used to offset future net capital gains through December 31, 2016, and $339,016,000 through December 31, 2017. Capital losses of $112,568,000 realized beginning in fiscal 2011 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards.

At December 31, 2012, the cost of investment securities for tax purposes was $12,213,629,000. Net unrealized appreciation of investment securities for tax purposes was $516,987,000, consisting of unrealized gains of $1,633,736,000 on securities that had risen in value since their purchase and $1,116,749,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the year ended December 31, 2012, the fund purchased $4,071,920,000 of investment securities and sold $709,652,000 of investment securities, other than temporary cash investments. Purchases and sales include $3,358,298,000 and $0, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

F. Capital share transactions for each class of shares were:

			Year Ended December 31,
		2012		2011
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Admiral Shares[1]
Issued	157,596	14,955	1,634,445	136,031
Issued in Lieu of Cash Distributions	32,646	2,975	32,302	3,328
Redeemed [2]	(177,843)	(16,994)	(1,688,790)	(141,153)
Net Increase (Decrease)—Admiral Shares	12,399	936	(22,043)	(1,794)
Institutional Shares
Issued	62,751	5,966	94,698	8,648
Issued in Lieu of Cash Distributions	8,839	805	7,529	775
Redeemed [2]	(79,863)	(7,269)	(14,082)	(1,224)
Net Increase (Decrease)—Institutional Shares	(8,273)	(498)	88,145	8,199
ETF Shares
Issued	3,363,880	102,066	2,453,259	69,201
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed[2]	—	—	(269,606)	(8,000)
Net Increase (Decrease) —ETF Shares	3,363,880	102,066	2,183,653	61,201

1 Investor Shares were renamed Admiral Shares as of the close of business on May 13, 2011.
2 Net of redemption fees for fiscal 2012 and 2011 of $0 and $155,000. Effective May 23, 2012, the redemption fee was eliminated.

23

Tax-Managed International Fund

G. In preparing the financial statements as of December 31, 2012, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

On October 2, 2012, Vanguard announced an upcoming change in the fund’s benchmark index from the MSCI EAFE Index to the FTSE Developed ex North America Index. The fund’s investment objective is not changing. The transition to the new benchmark is expected to be completed over several months, and will require some turnover of holdings with resulting transaction costs. Vanguard will seek to minimize trading impact through efficient portfolio trading.

24

Report of Independent Registered
Public Accounting Firm

To the Trustees of Vanguard Tax-Managed Funds and the Shareholders of Vanguard Tax-Managed International Fund: In our opinion, the accompanying statement of net assets—investments summary and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Tax-Managed International Fund (constituting a separate portfolio of Vanguard Tax-Managed Funds, hereafter referred to as the “Fund”) at December 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2012, by correspondence with the custodian and by agreement to the underlying ownership records of the transfer agent, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania

February 14, 2013

Special 2012 tax information (unaudited) for Vanguard Tax-Managed International Fund

This information for the fiscal year ended December 31, 2012, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $355,967,000 of qualified dividend income to shareholders during the fiscal year.

The fund designates to shareholders foreign source income of $383,298,000 and foreign taxes paid of $23,569,000. Shareholders will receive more detailed information with their Form 1099-DIV in January 2013 to determine the calendar-year amounts to be included on their 2012 tax returns.

25

Your Fund’s After-Tax Returns

This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund’s distributions, and (2) assuming that an investor paid taxes on the fund’s distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. After-tax returns reflect any qualified dividend income.(In the example, returns after the sale of fund shares may be higher than those assuming no sale. This occurs when the sale would have produced a capital loss. The calculation assumes that the investor received a tax deduction for the loss.)

The table shows returns for ETF Shares only; returns for other share classes will differ. Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

Finally, keep in mind that a fund’s performance—whether before or after taxes—does not guarantee future results.

Average Annual Total Returns: MSCI EAFE ETF Shares
Periods Ended December 31, 2012
			Since
	One	Five	Inception
	Year	Years	(7/20/2007)
Returns Before Taxes	18.60%	-3.24%	-3.34%
Returns After Taxes on Distributions	18.21	-3.51	-3.62
Returns After Taxes on Distributions and Sale of Fund Shares	12.92	-2.63	-2.69

26

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

27

Six Months Ended December 31, 2012
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Tax-Managed International Fund	6/30/2012	12/31/2012	Period
Based on Actual Fund Return
Admiral Shares	$1,000.00	$1,144.27	$0.49
Institutional Shares	1,000.00	1,144.44	0.38
MSCI EAFE ETF Shares	1,000.00	1,143.87	0.49
Based on Hypothetical 5% Yearly Return
Admiral Shares	$1,000.00	$1,024.75	$0.46
Institutional Shares	1,000.00	1,024.85	0.36
MSCI EAFE ETF Shares	1,000.00	1,024.75	0.46

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.09% for Admiral Shares, 0.07% for Institutional Shares, and 0.09% for MSCI EAFE ETF Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

28

Glossary

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

29

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

30

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 180 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	and Delphi Automotive LLP (automotive components);
Senior Advisor at New Mountain Capital; Trustee of
F. William McNabb III	The Conference Board.
Born 1957. Trustee Since July 2009. Chairman of the
Board. Principal Occupation(s) During the Past Five	Amy Gutmann
Years: Chairman of the Board of The Vanguard Group,	Born 1949. Trustee Since June 2006. Principal
Inc., and of each of the investment companies served	Occupation(s) During the Past Five Years: President
by The Vanguard Group, since January 2010; Director	of the University of Pennsylvania; Christopher H.
of The Vanguard Group since 2008; Chief Executive	Browne Distinguished Professor of Political Science
Officer and President of The Vanguard Group and of	in the School of Arts and Sciences with secondary
each of the investment companies served by The	appointments at the Annenberg School for
Vanguard Group since 2008; Director of Vanguard	Communication and the Graduate School of Education
Marketing Corporation; Managing Director of The	of the University of Pennsylvania; Member of the
Vanguard Group (1995–2008).	National Commission on the Humanities and Social
Sciences; Trustee of Carnegie Corporation of New
IndependentTrustees	York and of the National Constitution Center; Chair
of the U. S. Presidential Commission for the Study
Emerson U. Fullwood	of Bioethical Issues.
Born 1948. Trustee Since January 2008. Principal
Occupation(s) During the Past Five Years: Executive	JoAnn Heffernan Heisen
Chief Staff and Marketing Officer for North America	Born 1950. Trustee Since July 1998. Principal
and Corporate Vice President (retired 2008) of Xerox	Occupation(s) During the Past Five Years: Corporate
Corporation (document management products and	Vice President and Chief Global Diversity Officer
services); Executive in Residence and 2010	(retired 2008) and Member of the Executive
Distinguished Minett Professor at the Rochester	Committee (1997–2008) of Johnson & Johnson
Institute of Technology; Director of SPX Corporation	(pharmaceuticals/medical devices/consumer
(multi-industry manufacturing), the United Way of	products); Director of Skytop Lodge Corporation
Rochester, Amerigroup Corporation (managed health	(hotels), the University Medical Center at Princeton,
care), the University of Rochester Medical Center,	the Robert Wood Johnson Foundation, and the Center
Monroe Community College Foundation, and North	for Talent Innovation; Member of the Advisory Board
Carolina A&T University.	of the Maxwell School of Citizenship and Public Affairs
at Syracuse University.
Rajiv L. Gupta
Born 1945. Trustee Since December 2001. [2]	F. Joseph Loughrey
Principal Occupation(s) During the Past Five Years:	Born 1949. Trustee Since October 2009. Principal
Chairman and Chief Executive Officer (retired 2009)	Occupation(s) During the Past Five Years: President
and President (2006–2008) of Rohm and Haas Co.	and Chief Operating Officer (retired 2009) of Cummins
(chemicals); Director of Tyco International, Ltd.	Inc. (industrial machinery); Director of SKF AB
(diversified manufacturing and services), Hewlett-	(industrial machinery), Hillenbrand, Inc. (specialized
Packard Co. (electronic computer manufacturing),	consumer services), the Lumina Foundation for

Education, and Oxfam America; Chairman of the	Executive Officers
Advisory Council for the College of Arts and Letters
and Member of the Advisory Board to the Kellogg	Glenn Booraem
Institute for International Studies at the University	Born 1967. Controller Since July 2010. Principal
of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Controller of each of
Mark Loughridge	the investment companies served by The Vanguard
Born 1953. Trustee Since March 2012. Principal	Group; Assistant Controller of each of the investment
Occupation(s) During the Past Five Years: Senior Vice	companies served by The Vanguard Group (2001–2010).
President and Chief Financial Officer at IBM (information
technology services); Fiduciary Member of IBM’s	Thomas J. Higgins
Retirement Plan Committee.	Born 1957. Chief Financial Officer Since September
2008. Principal Occupation(s) During the Past Five
Scott C. Malpass	Years: Principal of The Vanguard Group, Inc.; Chief
Born 1962. Trustee Since March 2012. Principal	Financial Officer of each of the investment companies
Occupation(s) During the Past Five Years: Chief	served by The Vanguard Group; Treasurer of each of
Investment Officer and Vice President at the University	the investment companies served by The Vanguard
of Notre Dame; Assistant Professor of Finance at the	Group (1998–2008).
Mendoza College of Business at Notre Dame; Member
of the Notre Dame 403(b) Investment Committee;	Kathryn J. Hyatt
Director of TIFF Advisory Services, Inc. (investment	Born 1955. Treasurer Since November 2008. Principal
advisor); Member of the Investment Advisory	Occupation(s) During the Past Five Years: Principal of
Committees of the Financial Industry Regulatory	The Vanguard Group, Inc.; Treasurer of each of the
Authority (FINRA) and of Major League Baseball.	investment companies served by The Vanguard
Group; Assistant Treasurer of each of the investment
André F. Perold	companies served by The Vanguard Group (1988–2008).
Born 1952. Trustee Since December 2004. Principal
Occupation(s) During the Past Five Years: George	Heidi Stam
Gund Professor of Finance and Banking at the Harvard	Born 1956. Secretary Since July 2005. Principal
Business School (retired 2011); Chief Investment	Occupation(s) During the Past Five Years: Managing
Officer and Managing Partner of HighVista Strategies	Director of The Vanguard Group, Inc.; General Counsel
LLC (private investment firm); Director of Rand	of The Vanguard Group; Secretary of The Vanguard
Merchant Bank; Overseer of the Museum of Fine	Group and of each of the investment companies
Arts Boston.	served by The Vanguard Group; Director and Senior
Vice President of Vanguard Marketing Corporation.
Alfred M. Rankin, Jr.
Born 1941. Trustee Since January 1993. Principal	Vanguard Senior ManagementTeam
Occupation(s) During the Past Five Years: Chairman,
President, and Chief Executive Officer of NACCO	Mortimer J. Buckley	Michael S. Miller
Industries, Inc. (forklift trucks/housewares/lignite);	Kathleen C. Gubanich	James M. Norris
Director of Goodrich Corporation (industrial products/	Paul A. Heller	Glenn W. Reed
aircraft systems and services) and the National	Martha G. King	George U. Sauter
Association of Manufacturers; Chairman of the Board	Chris D. McIsaac
of the Federal Reserve Bank of Cleveland and of
University Hospitals of Cleveland; Advisory Chairman	Chairman Emeritus and Senior Advisor
of the Board of The Cleveland Museum of Art.
John J. Brennan
Peter F. Volanakis	Chairman, 1996–2009
Born 1955. Trustee Since July 2009. Principal	Chief Executive Officer and President, 1996–2008
Occupation(s) During the Past Five Years: President
and Chief Operating Officer (retired 2010) of Corning	Founder
Incorporated (communications equipment); Director
of SPX Corporation (multi-industry manufacturing);	John C. Bogle
Overseer of the Amos Tuck School of Business	Chairman and Chief Executive Officer, 1974–1996
Administration at Dartmouth College; Advisor to the
Norris Cotton Cancer Center.

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
With Hearing Impairment > 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper Inc. or
Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2013 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q1270 022013

Vanguard® Tax-Managed International Fund
Schedule of Investments
December 31, 2012

		Market
		Value
	Shares	($000)
Common Stocks (100.0%)
Australia (8.9%)
BHP Billiton Ltd.	3,793,403	148,145
Commonwealth Bank of Australia	1,882,862	122,306
Westpac Banking Corp.	3,657,348	99,986
Australia & New Zealand Banking Group Ltd.	3,258,609	85,314
National Australia Bank Ltd.	2,729,527	71,385
Wesfarmers Ltd.	1,206,145	46,543
Woolworths Ltd.	1,488,848	45,505
Rio Tinto Ltd.	521,042	36,267
CSL Ltd.	596,288	33,686
Woodside Petroleum Ltd.	804,550	28,674
Telstra Corp. Ltd.	5,383,320	24,524
Newcrest Mining Ltd.	902,965	21,082
AMP Ltd.	3,751,476	19,068
Suncorp Group Ltd.	1,670,331	17,759
Macquarie Group Ltd.	442,076	16,441
Origin Energy Ltd.	1,338,358	16,378
QBE Insurance Group Ltd.	1,425,538	16,316
Brambles Ltd.	1,991,443	15,848
Santos Ltd.	1,166,771	13,665
Insurance Australia Group Ltd.	2,741,607	13,483
Amcor Ltd.	1,544,530	13,060
Orica Ltd.	475,397	12,501
Transurban Group	1,875,276	11,910
AGL Energy Ltd.	740,963	11,899
ASX Ltd.	363,812	11,869
Coca-Cola Amatil Ltd.	798,561	11,227
Aurizon Holdings Ltd.	2,231,218	8,763
Fortescue Metals Group Ltd.	1,620,532	8,040
Lend Lease Group	806,977	7,862
Incitec Pivot Ltd.	2,125,055	7,221
Sonic Healthcare Ltd.	495,341	6,917
WorleyParsons Ltd.	273,073	6,737
APA Group	1,163,956	6,719
Asciano Ltd.	1,361,034	6,651
Cochlear Ltd.	78,209	6,470
Computershare Ltd.	680,709	6,410
Tatts Group Ltd.	2,023,960	6,373
Crown Ltd.	552,301	6,153
James Hardie Industries plc	604,112	5,844
Ramsay Health Care Ltd.	198,237	5,632
Bendigo and Adelaide Bank Ltd.	596,820	5,322
Iluka Resources Ltd.	511,798	4,960
Toll Holdings Ltd.	1,024,710	4,906
Boral Ltd.	1,027,177	4,725
Treasury Wine Estates Ltd.	918,626	4,524
ALS Ltd.	396,924	4,512
Metcash Ltd.	1,226,245	4,270
Caltex Australia Ltd.	209,665	4,226
Leighton Holdings Ltd.	215,851	4,061
Echo Entertainment Group Ltd.	998,428	3,600
Tabcorp Holdings Ltd.	1,088,974	3,480
SP AusNet	2,966,967	3,408
Sydney Airport	945,377	3,336
OZ Minerals Ltd.	453,278	3,228
Flight Centre Ltd.	108,874	3,088
Alumina Ltd.	3,183,328	3,078
* Qantas Airways Ltd.	1,844,207	2,900
Sims Metal Management Ltd.	259,135	2,526
Harvey Norman Holdings Ltd.	1,198,234	2,381
Whitehaven Coal Ltd.	539,153	1,994
Newcrest Mining Ltd. ADR	22,953	539

1

Vanguard® Tax-Managed International Fund
Schedule of Investments
December 31, 2012

		Market
		Value
	Shares	($000)
Sims Metal Management Ltd. ADR	3,072	30
		1,135,727
Austria (0.3%)
* Erste Group Bank AG	257,363	8,229
OMV AG	191,295	6,946
Andritz AG	87,054	5,593
Voestalpine AG	122,320	4,498
Vienna Insurance Group AG Wiener Versicherung Gruppe	74,912	4,019
Raiffeisen Bank International AG	73,731	3,082
Verbund AG	98,820	2,448
Telekom Austria AG	294,695	2,230
		37,045
Belgium (1.1%)
Anheuser-Busch InBev NV	943,309	82,435
Solvay SA Class A	74,562	10,733
KBC Groep NV	267,482	9,311
Umicore SA	154,063	8,495
Ageas	268,629	8,015
UCB SA	131,526	7,567
Belgacom SA	199,488	5,880
Colruyt SA	96,135	4,773
Delhaize Group SA	115,872	4,641
Telenet Group Holding NV	54,934	2,553
		144,403
Denmark (1.2%)
Novo Nordisk A/S Class B	474,931	77,566
Carlsberg A/S Class B	132,183	12,995
AP Moeller - Maersk A/S Class B	1,676	12,829
* Danske Bank A/S	740,455	12,588
Novozymes A/S	278,397	7,879
Coloplast A/S Class B	109,015	5,343
DSV A/S	178,318	4,650
TDC A/S	558,347	3,957
AP Moeller - Maersk A/S Class A	498	3,546
Tryg A/S	41,842	3,164
* William Demant Holding A/S	31,999	2,746
		147,263
Finland (0.8%)
Sampo	529,303	17,116
Nokia Oyj	4,327,499	17,018
Kone Oyj Class B	192,389	14,246
Fortum Oyj	536,529	10,090
Wartsila OYJ Abp	209,246	9,255
UPM-Kymmene Oyj	608,442	7,230
Metso Oyj	136,764	5,958
Nokian Renkaat Oyj	145,036	5,836
Stora Enso Oyj	616,088	4,358
Pohjola Bank plc Class A	243,369	3,634
Elisa Oyj	125,991	2,815
Neste Oil Oyj	213,048	2,778
Orion Oyj Class B	92,811	2,728
Kesko Oyj Class B	44,230	1,450
		104,512
France (9.7%)
Sanofi	1,384,618	131,311
Total SA	2,453,163	126,970
BNP Paribas SA	1,155,773	65,148
LVMH Moet Hennessy Louis Vuitton SA	291,815	54,379
Air Liquide SA	364,076	45,625
Schneider Electric SA	605,979	45,196
Danone SA	666,336	44,025
L'Oreal SA	278,551	38,911
AXA SA	2,028,415	36,690

2

Vanguard® Tax-Managed International Fund
Schedule of Investments
December 31, 2012

		Market
		Value
	Shares	($000)
Unibail-Rodamco SE	136,158	33,333
Vivendi SA	1,478,374	33,293
GDF Suez	1,486,928	30,637
* Societe Generale SA	804,096	30,246
Pernod-Ricard SA	248,679	29,242
Vinci SA	518,958	24,699
France Telecom SA	2,128,459	23,836
Cie Generale d'Optique Essilor International SA	231,826	23,505
Cie Generale des Etablissements Michelin	211,957	20,094
Cie de St-Gobain	450,415	19,273
ArcelorMittal	1,084,270	18,770
European Aeronautic Defence and Space Co. NV	473,684	18,565
Carrefour SA	679,801	17,604
PPR	86,839	16,185
Lafarge SA	224,979	14,416
Technip SA	120,880	13,917
Renault SA	223,431	12,327
Klepierre	284,540	11,469
Safran SA	259,599	11,328
Legrand SA	264,619	11,169
Christian Dior SA	62,395	10,787
Publicis Groupe SA	179,303	10,743
Alstom SA	236,712	9,700
Sodexo	113,639	9,522
SES SA	328,446	9,502
* Credit Agricole SA	1,167,897	9,482
Dassault Systemes SA	76,774	8,595
Gemalto NV	92,395	8,365
Fonciere Des Regions	96,654	8,101
Bureau Veritas SA	70,491	7,837
Cap Gemini SA	175,819	7,662
Gecina SA	62,773	7,006
Arkema SA	66,313	6,972
Accor SA	194,318	6,970
ICADE	73,428	6,587
Vallourec SA	117,778	6,146
* Cie Generale de Geophysique - Veritas	199,336	6,008
Bouygues SA	200,717	5,918
Casino Guichard Perrachon SA	59,878	5,760
STMicroelectronics NV	711,642	5,189
AtoS	71,447	5,091
Iliad SA	28,807	4,959
Veolia Environnement SA	402,390	4,905
Edenred	154,826	4,815
Lagardere SCA	138,362	4,698
Eutelsat Communications SA	138,506	4,599
Electricite de France SA	231,733	4,343
Suez Environnement Co.	339,673	4,096
Groupe Eurotunnel SA	518,788	4,006
SCOR SE	148,206	3,996
Societe BIC SA	30,681	3,663
Zodiac Aerospace	32,516	3,632
Thales SA	103,640	3,578
Natixis	1,004,763	3,476
CNP Assurances	175,488	2,673
Imerys SA	36,618	2,376
Remy Cointreau SA	21,325	2,331
Aeroports de Paris	26,681	2,060
Rexel SA	97,984	2,002
* Peugeot SA	248,352	1,841
JCDecaux SA	49,267	1,189
		1,233,344
Germany (8.7%)
Siemens AG	949,467	103,198

3

Vanguard® Tax-Managed International Fund
Schedule of Investments
December 31, 2012

		Market
		Value
	Shares	($000)
BASF SE	1,059,183	99,554
Bayer AG	965,285	91,666
SAP AG	1,061,040	84,997
Allianz SE	527,855	73,128
Daimler AG	1,044,207	57,061
Deutsche Bank AG	1,088,223	47,411
E.ON SE	2,096,902	39,050
Muenchener Rueckversicherungs AG	212,387	38,133
Linde AG	217,200	37,878
Volkswagen AG Prior Pfd.	163,468	37,190
Deutsche Telekom AG	3,250,327	36,928
Bayerische Motoren Werke AG	382,153	36,856
RWE AG	572,969	23,654
Deutsche Post AG	1,027,623	22,533
Adidas AG	252,383	22,492
Fresenius Medical Care AG & Co. KGaA	248,536	17,172
Fresenius SE & Co. KGaA	148,358	17,075
Henkel AG & Co. KGaA Prior Pfd.	196,612	16,146
Deutsche Boerse AG	246,176	15,026
Porsche Automobil Holding SE Prior Pfd.	180,184	14,683
Continental AG	122,012	14,117
Henkel AG & Co. KGaA	174,652	11,962
ThyssenKrupp AG	457,756	10,756
Infineon Technologies AG	1,249,340	10,138
Beiersdorf AG	121,164	9,900
Merck KGaA	70,434	9,293
HeidelbergCement AG	152,336	9,229
Kabel Deutschland Holding AG	114,432	8,557
K&S AG	181,266	8,381
Volkswagen AG	38,876	8,352
* Commerzbank AG	4,147,267	7,892
Lanxess AG	87,858	7,684
Brenntag AG	53,139	6,981
GEA Group AG	215,918	6,974
* QIAGEN NV	297,209	5,390
Hannover Rueckversicherung AG	64,620	5,030
MAN SE	44,482	4,756
Metro AG	150,070	4,160
Deutsche Lufthansa AG	219,775	4,131
Bayerische Motoren Werke AG Prior Pfd.	62,909	4,065
Fraport AG Frankfurt Airport Services Worldwide	63,432	3,694
Hugo Boss AG	24,601	2,609
ProSiebenSat.1 Media AG Prior Pfd.	84,911	2,389
Salzgitter AG	43,649	2,275
Celesio AG	131,446	2,264
Suedzucker AG	52,060	2,130
* Hochtief AG	32,905	1,912
United Internet AG	85,324	1,842
Axel Springer AG	25,002	1,067
RWE AG Prior Pfd.	22,605	853
		1,110,614
Greece (0.1%)
Coca Cola Hellenic Bottling Co. SA	227,341	5,378
OPAP SA	246,619	1,767
		7,145
Hong Kong (3.2%)
AIA Group Ltd.	12,654,776	50,435
Sun Hung Kai Properties Ltd.	1,899,768	28,674
Hutchison Whampoa Ltd.	2,597,512	27,555
Cheung Kong Holdings Ltd.	1,706,500	26,415
Hong Kong Exchanges and Clearing Ltd.	1,271,177	21,899
Hong Kong & China Gas Co. Ltd.	6,691,718	18,440
CLP Holdings Ltd.	2,084,932	17,508
Wharf Holdings Ltd.	1,919,815	15,190

4

Vanguard® Tax-Managed International Fund
Schedule of Investments
December 31, 2012

			Market
			Value
		Shares	($000)
	Power Assets Holdings Ltd.	1,676,100	14,364
	Hang Seng Bank Ltd.	862,643	13,326
	BOC Hong Kong Holdings Ltd.	4,247,000	13,324
	Sands China Ltd.	2,880,400	12,902
	Li & Fung Ltd.	6,937,670	12,464
	Hang Lung Properties Ltd.	2,876,810	11,535
	Swire Pacific Ltd. Class A	910,588	11,316
*	Galaxy Entertainment Group Ltd.	2,488,037	9,924
	Henderson Land Development Co. Ltd.	1,296,506	9,236
	New World Development Co. Ltd.	4,710,125	7,392
	Sino Land Co. Ltd.	4,027,300	7,294
	Wheelock & Co. Ltd.	1,226,000	6,239
	Kerry Properties Ltd.	1,180,000	6,163
	Bank of East Asia Ltd.	1,505,863	5,829
	SJM Holdings Ltd.	2,372,000	5,582
	MTR Corp. Ltd.	1,402,000	5,550
	Hysan Development Co. Ltd.	1,091,000	5,276
*	Wynn Macau Ltd.	1,805,200	4,975
	Shangri-La Asia Ltd.	2,418,552	4,873
	Swire Properties Ltd.	1,326,424	4,461
	First Pacific Co. Ltd.	3,594,000	3,968
	Yue Yuen Industrial Holdings Ltd.	836,500	2,824
	Cheung Kong Infrastructure Holdings Ltd.	450,000	2,764
	Hopewell Holdings Ltd.	637,000	2,754
	ASM Pacific Technology Ltd.	185,400	2,276
	HKT Trust / HKT Ltd.	2,277,095	2,235
	NWS Holdings Ltd.	1,261,500	2,153
	Wing Hang Bank Ltd.	199,775	2,103
	MGM China Holdings Ltd.	1,132,000	2,080
	Cathay Pacific Airways Ltd.	965,770	1,793
	Orient Overseas International Ltd.	207,300	1,365
	PCCW Ltd.	2,971,000	1,309
*	Foxconn International Holdings Ltd.	1	—
			405,765
Ireland (0.3%)
	CRH plc	819,011	16,995
	Kerry Group plc Class A	169,430	8,994
*	Elan Corp. plc	593,056	6,125
	Ryanair Holdings plc ADR	24,300	833
	Ryanair Holdings plc	68,719	428
	Prothena Corp. plc	14,312	105
*	Irish Bank Resolution Corp. Ltd.	257,065	—
			33,480
Israel (0.5%)
	Teva Pharmaceutical Industries Ltd.	1,102,387	41,261
	Israel Chemicals Ltd.	527,772	6,363
*	Bank Hapoalim BM	1,281,253	5,512
*	Bank Leumi Le-Israel BM	1,221,674	4,177
*	Mellanox Technologies Ltd.	44,333	2,669
	Israel Corp. Ltd.	3,212	2,109
	Bezeq The Israeli Telecommunication Corp. Ltd.	1,746,417	2,017
*	NICE Systems Ltd.	52,352	1,754
	Delek Group Ltd.	5,807	1,368
*	Mizrahi Tefahot Bank Ltd.	109,213	1,128
			68,358
Italy (2.3%)
	Eni SPA	2,955,387	72,908
	Enel SPA	7,534,153	31,345
	Assicurazioni Generali SPA	1,364,302	24,886
*	UniCredit SPA	4,758,717	23,499
	Intesa Sanpaolo SPA (Registered)	11,689,470	20,223
	Saipem SPA	301,611	11,702
	Tenaris SA	545,627	11,374

5

Vanguard® Tax-Managed International Fund
Schedule of Investments
December 31, 2012

		Market
		Value
	Shares	($000)
Fiat Industrial SPA	1,028,223	11,274
Telecom Italia SPA (Registered)	11,767,918	10,637
Terna Rete Elettrica Nazionale SPA	1,736,109	6,953
Snam SPA	1,491,878	6,937
Luxottica Group SPA	159,931	6,645
Atlantia SPA	354,983	6,438
Telecom Italia SPA (Bearer)	6,316,903	4,999
* Fiat SPA	966,574	4,882
Unione di Banche Italiane SCPA	983,177	4,586
Pirelli & C. SPA	336,575	3,862
Prysmian SPA	183,930	3,721
Mediobanca SPA	595,307	3,688
Enel Green Power SPA	1,918,423	3,588
Exor SPA	136,192	3,432
* Banco Popolare SC	1,696,294	2,839
* Finmeccanica SPA	484,835	2,810
* Banca Monte dei Paschi di Siena SPA	7,452,374	2,302
Intesa Sanpaolo SPA (Bearer)	1,082,259	1,535
		287,065
Japan (20.0%)
Toyota Motor Corp.	3,213,418	149,991
Mitsubishi UFJ Financial Group Inc.	14,795,144	79,615
Honda Motor Co. Ltd.	1,889,839	69,656
Sumitomo Mitsui Financial Group Inc.	1,574,258	57,191
Canon Inc.	1,313,233	51,508
Mizuho Financial Group Inc.	26,481,861	48,452
Takeda Pharmaceutical Co. Ltd.	944,894	42,227
FANUC Corp.	223,200	41,507
Softbank Corp.	1,089,700	39,874
Mitsubishi Estate Co. Ltd.	1,491,935	35,667
Hitachi Ltd.	5,414,758	31,867
Mitsubishi Corp.	1,603,586	30,824
Mitsui & Co. Ltd.	2,034,300	30,434
Japan Tobacco Inc.	1,037,100	29,238
Shin-Etsu Chemical Co. Ltd.	474,200	28,964
Komatsu Ltd.	1,093,800	27,990
Nissan Motor Co. Ltd.	2,846,800	27,020
East Japan Railway Co.	409,900	26,503
Nomura Holdings Inc.	4,275,277	25,242
NTT DOCOMO Inc.	17,485	25,111
Mitsui Fudosan Co. Ltd.	1,020,738	24,938
Seven & I Holdings Co. Ltd.	856,720	24,112
Astellas Pharma Inc.	533,714	23,975
KDDI Corp.	325,700	23,006
Tokio Marine Holdings Inc.	818,500	22,821
Nippon Telegraph & Telephone Corp.	504,700	21,201
Nippon Steel & Sumitomo Metal Corp.	8,541,580	21,010
Bridgestone Corp.	756,331	19,605
ITOCHU Corp.	1,845,100	19,477
Mitsubishi Electric Corp.	2,270,000	19,321
Denso Corp.	534,200	18,587
Toshiba Corp.	4,638,000	18,340
Mitsubishi Heavy Industries Ltd.	3,618,000	17,496
Sumitomo Corp.	1,355,100	17,369
Kyocera Corp.	183,600	16,649
Fast Retailing Co. Ltd.	61,700	15,670
Kao Corp.	598,001	15,581
Keyence Corp.	56,418	15,571
Kubota Corp.	1,334,000	15,322
Marubeni Corp.	2,136,000	15,307
Panasonic Corp.	2,509,153	15,246
Sumitomo Realty & Development Co. Ltd.	453,000	15,052
Central Japan Railway Co.	180,500	14,645
Murata Manufacturing Co. Ltd.	243,200	14,344

6

Vanguard® Tax-Managed International Fund
Schedule of Investments
December 31, 2012

		Market
		Value
	Shares	($000)
Dai-ichi Life Insurance Co. Ltd.	10,098	14,208
JX Holdings Inc.	2,452,250	13,812
Inpex Corp.	2,575	13,742
Tokyo Gas Co. Ltd.	2,918,000	13,341
Eisai Co. Ltd.	318,800	13,311
Sony Corp.	1,187,500	13,287
Secom Co. Ltd.	262,200	13,215
Sumitomo Mitsui Trust Holdings Inc.	3,738,270	13,134
Kirin Holdings Co. Ltd.	1,106,000	12,996
Daiichi Sankyo Co. Ltd.	793,163	12,167
Nikon Corp.	403,200	11,904
MS&AD Insurance Group Holdings	585,833	11,704
SMC Corp.	63,500	11,520
Daiwa Securities Group Inc.	2,066,000	11,507
Toray Industries Inc.	1,864,000	11,366
Suzuki Motor Corp.	426,800	11,157
Daiwa House Industry Co. Ltd.	640,000	11,012
Ajinomoto Co. Inc.	814,500	10,777
FUJIFILM Holdings Corp.	533,000	10,735
JFE Holdings Inc.	565,700	10,665
Hoya Corp.	539,600	10,624
Asahi Group Holdings Ltd.	497,300	10,541
Resona Holdings Inc.	2,236,936	10,142
Nitto Denko Corp.	206,100	10,140
Chubu Electric Power Co. Inc.	759,100	10,129
Odakyu Electric Railway Co. Ltd.	936,000	9,737
Daikin Industries Ltd.	280,800	9,648
Daito Trust Construction Co. Ltd.	101,900	9,589
Sumitomo Electric Industries Ltd.	806,200	9,330
Sumitomo Metal Mining Co. Ltd.	653,000	9,215
Kansai Electric Power Co. Inc.	869,550	9,136
Fujitsu Ltd.	2,156,000	9,052
West Japan Railway Co.	229,600	9,042
Tokyo Electron Ltd.	196,400	9,037
Kintetsu Corp.	2,207,190	9,029
NKSJ Holdings Inc.	423,900	9,028
JGC Corp.	287,000	8,941
Osaka Gas Co. Ltd.	2,442,000	8,870
Asahi Kasei Corp.	1,473,000	8,699
Asahi Glass Co. Ltd.	1,188,035	8,631
Shizuoka Bank Ltd.	852,000	8,321
Fuji Heavy Industries Ltd.	655,000	8,247
Ricoh Co. Ltd.	773,000	8,212
T&D Holdings Inc.	665,530	8,111
Tokyu Corp.	1,438,000	8,076
Mitsubishi Chemical Holdings Corp.	1,614,000	8,051
Aeon Co. Ltd.	696,473	7,961
Isuzu Motors Ltd.	1,292,000	7,696
Nidec Corp.	131,100	7,666
Sekisui House Ltd.	698,859	7,650
Oriental Land Co. Ltd.	63,100	7,625
Aisin Seiki Co. Ltd.	237,800	7,416
Terumo Corp.	185,700	7,378
Toyota Tsusho Corp.	297,293	7,340
Yamato Holdings Co. Ltd.	477,900	7,267
LIXIL Group Corp.	324,012	7,215
Bank of Yokohama Ltd.	1,499,000	6,958
Hankyu Hanshin Holdings Inc.	1,321,000	6,820
Keio Corp.	903,000	6,733
Shionogi & Co. Ltd.	400,900	6,678
Tobu Railway Co. Ltd.	1,254,000	6,636
Shiseido Co. Ltd.	466,300	6,557
Rakuten Inc.	828,300	6,460
Unicharm Corp.	122,500	6,377

7

Vanguard® Tax-Managed International Fund
Schedule of Investments
December 31, 2012

		Market
		Value
	Shares	($000)
Chiba Bank Ltd.	1,081,000	6,325
Kuraray Co. Ltd.	476,000	6,232
Chugai Pharmaceutical Co. Ltd.	322,800	6,186
Omron Corp.	257,700	6,179
Makita Corp.	129,600	6,028
* NEC Corp.	2,857,400	6,017
Dentsu Inc.	223,700	6,009
* Mazda Motor Corp.	2,913,000	5,948
Yahoo Japan Corp.	18,209	5,894
Sumitomo Chemical Co. Ltd.	1,839,000	5,802
Kyushu Electric Power Co. Inc.	503,100	5,743
Keikyu Corp.	647,000	5,726
Credit Saison Co. Ltd.	227,200	5,682
Dai Nippon Printing Co. Ltd.	698,800	5,476
TDK Corp.	148,500	5,400
Yakult Honsha Co. Ltd.	122,800	5,381
Lawson Inc.	78,090	5,308
Shimano Inc.	82,700	5,273
NTT Data Corp.	1,638	5,121
Sekisui Chemical Co. Ltd.	591,000	5,118
* Olympus Corp.	263,400	5,112
* Tohoku Electric Power Co. Inc.	543,700	5,060
Toppan Printing Co. Ltd.	801,000	4,935
Chugoku Electric Power Co. Inc.	312,000	4,893
Kawasaki Heavy Industries Ltd.	1,781,000	4,840
Mitsubishi Materials Corp.	1,419,000	4,837
Hisamitsu Pharmaceutical Co. Inc.	97,100	4,814
Konica Minolta Holdings Inc.	659,000	4,748
Joyo Bank Ltd.	1,004,000	4,745
Nippon Express Co. Ltd.	1,144,000	4,725
* Mitsubishi Motors Corp.	4,565,000	4,719
JSR Corp.	245,600	4,640
Obayashi Corp.	820,000	4,616
Tokyu Land Corp.	631,000	4,613
Sega Sammy Holdings Inc.	270,888	4,575
Sysmex Corp.	93,600	4,288
Dena Co. Ltd.	129,500	4,258
Taisei Corp.	1,286,000	4,251
Bank of Kyoto Ltd.	499,000	4,198
NGK Insulators Ltd.	356,000	4,187
Suruga Bank Ltd.	340,000	4,176
IHI Corp.	1,618,000	4,159
Mitsubishi UFJ Lease & Finance Co. Ltd.	95,760	4,119
Sharp Corp.	1,157,000	4,057
Mitsubishi Tanabe Pharma Corp.	309,850	4,040
Nippon Yusen KK	1,714,000	4,034
Trend Micro Inc.	132,000	3,984
Kyowa Hakko Kirin Co. Ltd.	402,000	3,970
Mitsui OSK Lines Ltd.	1,324,000	3,946
Daihatsu Motor Co. Ltd.	199,000	3,936
NSK Ltd.	549,000	3,912
Hachijuni Bank Ltd.	774,600	3,888
Yamada Denki Co. Ltd.	99,710	3,845
Keisei Electric Railway Co. Ltd.	452,000	3,815
Oji Holdings Corp.	1,104,000	3,813
* Tokyo Electric Power Co. Inc.	1,583,370	3,795
* Kobe Steel Ltd.	2,967,000	3,789
Sony Financial Holdings Inc.	209,900	3,776
Kajima Corp.	1,142,000	3,772
Electric Power Development Co. Ltd.	158,540	3,758
Toho Co. Ltd.	209,900	3,697
Benesse Holdings Inc.	88,600	3,672
MEIJI Holdings Co. Ltd.	84,254	3,652
Yamaha Motor Co. Ltd.	329,100	3,648

8

Vanguard® Tax-Managed International Fund
Schedule of Investments
December 31, 2012

		Market
		Value
	Shares	($000)
Nissin Foods Holdings Co. Ltd.	95,400	3,617
Namco Bandai Holdings Inc.	270,200	3,504
Fukuoka Financial Group Inc.	844,800	3,381
TonenGeneral Sekiyu KK	389,000	3,352
Mitsubishi Gas Chemical Co. Inc.	547,000	3,352
Jupiter Telecommunications Co. Ltd.	2,685	3,335
Kurita Water Industries Ltd.	151,100	3,320
Santen Pharmaceutical Co. Ltd.	86,100	3,296
Shinsei Bank Ltd.	1,641,014	3,286
Rohm Co. Ltd.	101,100	3,284
Kikkoman Corp.	228,000	3,257
Yokogawa Electric Corp.	292,200	3,179
Shikoku Electric Power Co. Inc.	198,700	3,169
Nitori Holdings Co. Ltd.	42,300	3,097
Sumitomo Heavy Industries Ltd.	639,000	3,052
Aeon Mall Co. Ltd.	124,000	3,031
Gunma Bank Ltd.	618,000	3,007
Takashimaya Co. Ltd.	421,860	3,007
Dainippon Sumitomo Pharma Co. Ltd.	249,700	3,000
Chiyoda Corp.	207,809	2,976
Teijin Ltd.	1,206,000	2,974
THK Co. Ltd.	164,900	2,963
TOTO Ltd.	392,000	2,945
Taiheiyo Cement Corp.	1,069,000	2,942
* Japan Airlines Co. Ltd.	68,114	2,915
Mitsui Chemicals Inc.	1,115,000	2,912
Advantest Corp.	183,600	2,898
SBI Holdings Inc.	322,290	2,877
Showa Denko KK	1,879,000	2,873
Isetan Mitsukoshi Holdings Ltd.	294,840	2,870
Shimizu Corp.	761,000	2,862
Yamaha Corp.	269,300	2,852
Nishi-Nippon City Bank Ltd.	1,156,000	2,848
Japan Steel Works Ltd.	438,513	2,841
Toyo Seikan Kaisha Ltd.	210,500	2,836
Nisshin Seifun Group Inc.	225,400	2,820
Konami Corp.	124,500	2,799
Toyo Suisan Kaisha Ltd.	104,000	2,772
Mitsubishi Logistics Corp.	193,000	2,768
Tsumura & Co.	91,800	2,767
Sankyo Co. Ltd.	69,900	2,766
Amada Co. Ltd.	421,000	2,739
Casio Computer Co. Ltd.	309,100	2,711
JTEKT Corp.	283,600	2,705
Hokkaido Electric Power Co. Inc.	220,900	2,682
Chugoku Bank Ltd.	192,000	2,680
Stanley Electric Co. Ltd.	186,800	2,659
Nippon Meat Packers Inc.	193,000	2,657
Nippon Electric Glass Co. Ltd.	465,500	2,645
Ube Industries Ltd.	1,096,000	2,636
All Nippon Airways Co. Ltd.	1,254,317	2,630
Hamamatsu Photonics KK	72,200	2,605
Marui Group Co. Ltd.	320,800	2,567
NGK Spark Plug Co. Ltd.	188,000	2,498
Miraca Holdings Inc.	61,500	2,476
Nabtesco Corp.	110,900	2,454
Brother Industries Ltd.	223,800	2,415
Sumitomo Rubber Industries Ltd.	199,800	2,414
Shimadzu Corp.	357,000	2,408
Nomura Real Estate Holdings Inc.	125,671	2,397
FamilyMart Co. Ltd.	58,000	2,388
Ibiden Co. Ltd.	147,500	2,354
Asics Corp.	152,996	2,331
Hino Motors Ltd.	259,000	2,323

9

Vanguard® Tax-Managed International Fund
Schedule of Investments
December 31, 2012

		Market
		Value
	Shares	($000)
McDonald's Holdings Co. Japan Ltd.	86,700	2,287
Iyo Bank Ltd.	288,000	2,273
Toyoda Gosei Co. Ltd.	110,700	2,252
NOK Corp.	145,100	2,248
Kansai Paint Co. Ltd.	206,000	2,219
Aeon Credit Service Co. Ltd.	108,510	2,191
NHK Spring Co. Ltd.	263,800	2,174
J Front Retailing Co. Ltd.	386,200	2,129
Hitachi Construction Machinery Co. Ltd.	101,200	2,124
Otsuka Corp.	28,060	2,123
* Furukawa Electric Co. Ltd.	941,000	2,114
USS Co. Ltd.	20,360	2,110
Yamaguchi Financial Group Inc.	238,000	2,103
Toho Gas Co. Ltd.	390,000	2,093
Kamigumi Co. Ltd.	262,000	2,080
Citizen Holdings Co. Ltd.	392,100	2,073
Daicel Corp.	312,000	2,064
Aozora Bank Ltd.	671,000	2,062
Hokuriku Electric Power Co.	172,100	2,035
Rinnai Corp.	29,800	2,025
Fuji Electric Co. Ltd.	809,000	1,996
Nomura Research Institute Ltd.	96,300	1,993
Idemitsu Kosan Co. Ltd.	22,709	1,978
Calbee Inc.	27,949	1,967
Suzuken Co. Ltd.	69,660	1,963
Yaskawa Electric Corp.	199,000	1,919
* Acom Co. Ltd.	64,990	1,869
ABC-Mart Inc.	42,700	1,856
Park24 Co. Ltd.	117,200	1,848
Coca-Cola West Co. Ltd.	120,000	1,848
Gree Inc.	117,100	1,816
Nippon Paper Group Inc.	123,800	1,721
Koito Manufacturing Co. Ltd.	110,712	1,614
Shimamura Co. Ltd.	16,600	1,608
MediPal Holdings Corp.	139,800	1,540
Alfresa Holdings Corp.	39,200	1,532
Kaneka Corp.	303,000	1,524
Cosmo Oil Co. Ltd.	681,000	1,511
Hitachi Metals Ltd.	178,000	1,505
Yamazaki Baking Co. Ltd.	134,000	1,492
Don Quijote Co. Ltd.	40,400	1,480
Showa Shell Sekiyu KK	260,300	1,478
Air Water Inc.	115,805	1,474
Oracle Corp. Japan	35,100	1,463
* Sumco Corp.	145,660	1,417
Taiyo Nippon Sanso Corp.	238,000	1,360
Hiroshima Bank Ltd.	314,000	1,316
Hakuhodo DY Holdings Inc.	19,210	1,243
Hitachi High-Technologies Corp.	59,651	1,234
Sanrio Co. Ltd.	38,700	1,232
* Nexon Co. Ltd.	118,200	1,193
Denki Kagaku Kogyo KK	343,000	1,174
Sojitz Corp.	782,500	1,158
Itochu Techno-Solutions Corp.	27,100	1,117
Yamato Kogyo Co. Ltd.	36,700	1,074
GS Yuasa Corp.	264,000	1,063
Toyota Boshoku Corp.	83,400	967
Hitachi Chemical Co. Ltd.	60,900	908
Daido Steel Co. Ltd.	180,000	904
Square Enix Holdings Co. Ltd.	70,600	892
M3 Inc.	513	815
Ushio Inc.	64,800	708
Nintendo Co. Ltd.	1,000	107
		2,542,884

10

Vanguard® Tax-Managed International Fund
Schedule of Investments
December 31, 2012

		Market
		Value
	Shares	($000)
Netherlands (2.5%)
Unilever NV	1,901,890	71,766
* ING Groep NV	4,492,739	42,963
Koninklijke Philips Electronics NV	1,231,382	33,036
ASML Holding NV	366,285	23,713
Heineken NV	275,176	18,355
Akzo Nobel NV	275,145	18,156
Koninklijke Ahold NV	1,113,793	14,794
Aegon NV	2,076,067	13,230
Koninklijke DSM NV	186,110	11,210
Reed Elsevier NV	617,440	9,148
* DE Master Blenders 1753 NV	716,601	8,336
Wolters Kluwer NV	388,555	8,035
Koninklijke Vopak NV	104,234	7,349
Corio NV	152,782	6,951
Heineken Holding NV	116,964	6,407
Koninklijke KPN NV	1,182,570	5,848
Randstad Holding NV	140,658	5,192
Fugro NV	82,516	4,834
Ziggo NV	110,931	3,585
TNT Express NV	297,979	3,371
Koninklijke Boskalis Westminster NV	61,741	2,815
Delta Lloyd NV	165,757	2,759
		321,853
New Zealand (0.1%)
Fletcher Building Ltd.	796,963	5,577
Telecom Corp. of New Zealand Ltd.	2,539,171	4,802
SKYCITY Entertainment Group Ltd.	1,056,195	3,316
Auckland International Airport Ltd.	687,559	1,521
Contact Energy Ltd.	224,755	970
		16,186
Norway (0.9%)
Statoil ASA	1,325,676	33,267
Telenor ASA	858,127	17,434
Seadrill Ltd.	424,981	15,662
DNB ASA	973,239	12,406
Yara International ASA	229,846	11,409
Orkla ASA	1,074,877	9,410
Subsea 7 SA	272,993	6,529
Norsk Hydro ASA	1,196,629	6,096
Aker Solutions ASA	180,631	3,717
Gjensidige Forsikring ASA	135,204	1,946
		117,876
Portugal (0.2%)
EDP - Energias de Portugal SA	2,151,186	6,466
Portugal Telecom SGPS SA	915,283	4,579
Jeronimo Martins SGPS SA	210,361	4,059
Galp Energia SGPS SA	227,253	3,530
* Banco Espirito Santo SA	2,495,591	3,013
		21,647
Singapore (1.8%)
DBS Group Holdings Ltd.	2,298,123	28,132
Singapore Telecommunications Ltd.	9,440,290	25,673
Oversea-Chinese Banking Corp. Ltd.	3,171,300	25,515
United Overseas Bank Ltd.	1,514,504	24,805
Keppel Corp. Ltd.	1,484,904	13,493
CapitaLand Ltd.	3,488,000	10,701
Genting Singapore plc	7,627,000	8,727
Fraser and Neave Ltd.	1,021,650	8,132
Singapore Press Holdings Ltd.	2,345,250	7,759
Singapore Airlines Ltd.	800,502	7,080
Singapore Exchange Ltd.	1,195,000	6,928
Global Logistic Properties Ltd.	2,808,400	6,458
City Developments Ltd.	547,000	5,835

11

Vanguard® Tax-Managed International Fund
Schedule of Investments
December 31, 2012

		Market
		Value
	Shares	($000)
Wilmar International Ltd.	1,949,000	5,387
Hutchison Port Holdings Trust	6,196,251	4,933
Golden Agri-Resources Ltd.	9,067,020	4,881
Noble Group Ltd.	5,053,766	4,873
Singapore Technologies Engineering Ltd.	1,533,906	4,842
Jardine Cycle & Carriage Ltd.	113,037	4,497
SembCorp Industries Ltd.	992,660	4,325
ComfortDelGro Corp. Ltd.	2,938,184	4,306
SembCorp Marine Ltd.	922,600	3,512
Olam International Ltd.	2,341,800	3,002
Keppel Land Ltd.	865,000	2,891
UOL Group Ltd.	536,750	2,650
StarHub Ltd.	569,000	1,777
Yangzijiang Shipbuilding Holdings Ltd.	1,770,000	1,402
Olam International Rights 01/15/2013	758,962	59
		232,575
Spain (3.0%)
* Banco Santander SA	11,920,703	96,118
Telefonica SA	4,668,193	63,388
Banco Bilbao Vizcaya Argentaria SA	6,224,930	57,147
Inditex SA	249,406	34,941
Iberdrola SA	4,429,127	24,699
Repsol SA	955,245	19,618
Amadeus IT Holding SA	344,392	8,642
* Banco de Sabadell SA	3,148,842	8,344
Abertis Infraestructuras SA	461,658	7,694
Gas Natural SDG SA	420,415	7,688
Ferrovial SA	486,772	7,177
Red Electrica Corp. SA	135,066	6,673
* Grifols SA	169,031	5,947
Distribuidora Internacional de Alimentacion SA	783,121	5,032
Banco Popular Espanol SA	6,239,731	4,809
ACS Actividades de Construccion y Servicios SA	162,248	4,152
Enagas SA	179,948	3,851
* International Consolidated Airlines Group SA	1,264,520	3,737
CaixaBank	1,021,638	3,572
Mapfre SA	922,443	2,847
Acciona SA	29,765	2,257
Zardoya Otis SA	104,251	1,503
* Bankia SA	1,181,836	604
* Repsol SA Rights Exp. 1/10/2013	14,860	9
		380,449
Sweden (3.1%)
Hennes & Mauritz AB Class B	1,101,416	38,273
Telefonaktiebolaget LM Ericsson Class B	3,497,802	35,182
Nordea Bank AB	3,293,871	31,546
Volvo AB Class B	1,710,363	23,585
Atlas Copco AB Class A	826,501	22,880
Svenska Handelsbanken AB Class A	635,003	22,752
Sandvik AB	1,212,838	19,493
Swedbank AB Class A	972,352	19,134
TeliaSonera AB	2,733,835	18,622
Svenska Cellulosa AB Class B	606,253	13,271
Skandinaviska Enskilda Banken AB Class A	1,554,885	13,259
Assa Abloy AB Class B	343,058	12,918
SKF AB	493,883	12,498
Atlas Copco AB Class B	441,806	10,839
Getinge AB	268,675	9,102
Alfa Laval AB	426,677	8,943
Electrolux AB Class B	321,387	8,441
Hexagon AB Class B	318,785	8,013
Swedish Match AB	235,348	7,927
Skanska AB Class B	447,639	7,365
Tele2 AB	404,798	7,342

12

Vanguard® Tax-Managed International Fund
Schedule of Investments
December 31, 2012

		Market
		Value
	Shares	($000)
Scania AB Class B	352,395	7,329
Millicom International Cellular SA	81,306	7,067
Investment AB Kinnevik	327,535	6,844
Elekta AB Class B	371,124	5,853
* Lundin Petroleum AB	252,724	5,831
Boliden AB	277,565	5,276
Securitas AB Class B	451,558	3,967
Ratos AB	278,689	2,684
Husqvarna AB	432,838	2,624
		398,860
Switzerland (8.7%)
Nestle SA	3,732,276	243,248
Novartis AG	2,669,523	169,012
Roche Holding AG	817,830	166,612
UBS AG	4,252,467	66,875
ABB Ltd.	2,510,247	52,122
Cie Financiere Richemont SA	599,436	47,933
Zurich Insurance Group AG	172,515	46,129
Syngenta AG	109,154	44,031
Credit Suisse Group AG	1,400,161	35,132
Swiss Re AG	427,858	31,227
Holcim Ltd.	274,152	20,192
Transocean Ltd.	411,403	18,382
Swatch Group AG (Bearer)	34,019	17,507
SGS SA	5,670	12,596
Swisscom AG	28,580	12,326
Givaudan SA	9,745	10,331
Julius Baer Group Ltd.	268,003	9,642
Geberit AG	43,338	9,594
Adecco SA	150,594	7,982
Kuehne & Nagel International AG	61,781	7,519
Schindler Holding AG	49,469	7,145
Actelion Ltd.	143,633	6,899
Sonova Holding AG	59,021	6,539
Aryzta AG	120,752	6,196
Swatch Group AG (Registered)	65,476	5,718
Sika AG	2,379	5,514
Swiss Life Holding AG	37,470	5,001
Baloise Holding AG	51,619	4,505
Lindt & Spruengli AG Regular	115	4,340
Schindler Holding AG (Registered)	27,888	3,953
Sulzer AG	23,852	3,780
Partners Group Holding AG	15,433	3,565
Lonza Group AG	58,442	3,161
Lindt & Spruengli AG	952	3,105
Banque Cantonale Vaudoise	4,282	2,273
Barry Callebaut AG	1,993	1,924
EMS-Chemie Holding AG	7,130	1,682
		1,103,692
United Kingdom (22.6%)
HSBC Holdings plc	21,120,203	223,386
BP plc	22,025,691	152,612
Royal Dutch Shell plc Class A	4,210,234	148,767
Vodafone Group plc	56,960,947	143,250
GlaxoSmithKline plc	5,771,946	125,319
British American Tobacco plc	2,237,667	113,383
Royal Dutch Shell plc Class B	3,100,966	109,751
Rio Tinto plc	1,544,621	90,009
BHP Billiton plc	2,430,065	85,392
Diageo plc	2,930,892	85,326
Standard Chartered plc	2,765,752	70,108
AstraZeneca plc	1,448,593	68,483
BG Group plc	3,942,138	66,103
Barclays plc	13,510,287	58,343

13

Vanguard® Tax-Managed International Fund
Schedule of Investments
December 31, 2012

		Market
		Value
	Shares	($000)
Unilever plc	1,494,705	56,736
SABMiller plc	1,109,761	52,235
Anglo American plc London Shares	1,594,309	50,893
Tesco plc	9,153,894	50,285
National Grid plc	4,198,748	48,094
Reckitt Benckiser Group plc	749,183	46,932
Imperial Tobacco Group plc	1,143,130	44,142
Xstrata plc	2,398,815	42,666
Prudential plc	3,025,582	42,217
* Lloyds Banking Group plc	49,247,329	39,461
BT Group plc	9,077,513	34,218
Centrica plc	5,901,748	32,061
Rolls-Royce Holdings plc	2,176,073	31,354
SSE plc	1,099,896	25,420
Compass Group plc	2,001,754	23,674
Glencore International plc	4,015,494	23,401
Tullow Oil plc	1,072,610	21,843
WPP plc	1,482,563	21,553
BAE Systems plc	3,718,311	20,428
Shire plc	649,197	19,939
Aviva plc	3,297,216	19,905
ARM Holdings plc	1,523,786	19,485
Experian plc	1,161,518	18,767
Pearson plc	955,080	18,671
Land Securities Group plc	1,312,225	17,741
Old Mutual plc	5,851,011	17,379
Legal & General Group plc	6,947,389	16,773
British Sky Broadcasting Group plc	1,283,680	16,036
Reed Elsevier plc	1,451,773	15,244
Wolseley plc	317,880	15,109
Standard Life plc	2,816,036	15,041
British Land Co. plc	1,477,704	13,738
Hammerson plc	1,643,569	13,243
Kingfisher plc	2,703,191	12,486
* Royal Bank of Scotland Group	2,288,719	12,327
Next plc	192,160	11,860
Marks & Spencer Group plc	1,877,112	11,703
Smith & Nephew plc	985,844	10,910
Burberry Group plc	522,984	10,708
Antofagasta plc	472,409	10,497
Associated British Foods plc	411,851	10,483
WM Morrison Supermarkets plc	2,372,836	10,149
Intertek Group plc	192,586	9,719
Capita plc	776,733	9,618
Johnson Matthey plc	247,900	9,521
Aggreko plc	324,083	9,294
Smiths Group plc	468,460	9,221
United Utilities Group plc	812,756	8,919
Randgold Resources Ltd.	89,291	8,800
Carnival plc	226,742	8,765
Rexam plc	1,194,400	8,393
InterContinental Hotels Group plc	291,789	8,206
Petrofac Ltd.	299,549	8,116
J Sainsbury plc	1,408,007	7,922
Capital Shopping Centres Group plc	1,388,720	7,814
ITV plc	4,427,960	7,596
Sage Group plc	1,534,210	7,350
Severn Trent plc	285,356	7,311
Whitbread plc	179,878	7,171
G4S plc	1,709,329	7,138
Fresnillo plc	223,280	6,928
RSA Insurance Group plc	3,432,603	6,928
Bunzl plc	412,852	6,741
Resolution Ltd.	1,634,516	6,525

14

Vanguard® Tax-Managed International Fund
Schedule of Investments
December 31, 2012

		Market
		Value
	Shares	($000)
AMEC plc	383,349	6,272
Croda International plc	158,019	6,122
Segro plc	1,480,717	6,072
GKN plc	1,592,487	5,942
Weir Group plc	188,865	5,862
Babcock International Group plc	374,109	5,806
Aberdeen Asset Management plc	953,720	5,655
IMI plc	310,613	5,525
Tate & Lyle plc	440,212	5,459
Invensys plc	916,458	4,979
Admiral Group plc	256,260	4,907
Melrose Industries plc	1,216,180	4,531
Serco Group plc	522,727	4,500
Schroders plc (Voting Shares)	152,387	4,281
Inmarsat plc	432,909	4,179
Investec plc	606,780	4,133
Meggitt plc	655,313	4,085
ICAP plc	693,340	3,547
London Stock Exchange Group plc	201,455	3,519
Cobham plc	966,823	3,516
Balfour Beatty plc	769,869	3,440
Hargreaves Lansdown plc	260,039	2,890
Vedanta Resources plc	144,340	2,821
TUI Travel plc	541,232	2,519
Kazakhmys plc	169,515	2,229
Eurasian Natural Resources Corp. plc	294,198	1,415
Evraz plc	299,933	1,324
Royal Dutch Shell plc Class A (Amsterdam Shares)	8,969	308
		2,879,873
Total Investments (100.0%) (Cost $12,213,137)		12,730,616
Other Assets and Liabilities—Net (0.0%)		5,370
Net Assets (100%)		12,735,986

Securities with a market value of less than $500 are displayed with a dash.
* Non-income-producing security.
ADR—American Depositary Receipt.

15

Report of Independent Registered Public Accounting Firm

To the Trustees of Vanguard Tax-Managed Funds and the Shareholders of Vanguard Tax-Managed International Fund:

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements (not presented herein) of Vanguard Tax-Managed International Fund (the “Fund”) as of December 31, 2012 and for the year then ended and have issued our unqualified report thereon dated February 14, 2013. Our audit included an audit of the Fund’s schedule of investments as of December 31, 2012. This schedule of investments is the responsibility of the Fund’s management. Our responsibility is to express an opinion on this schedule of investments based on our audit.

In our opinion, the accompanying schedule of investments referred to above, when read in conjunction with the financial statements of the Fund referred to above, presents fairly, in all material respects, the information set forth therein.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 14, 2013

© 2012 The Vanguard Group. Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA1270 022013

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert. The following members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts serving on its Audit Committee, and to be independent: Rajiv L. Gupta, Amy Gutmann, JoAnn Heffernan Heisen, F. Joseph Loughrey, Mark Loughridge, Scott C. Malpass, André F. Perold, and Alfred M. Rankin, Jr.

Item 4: Principal Accountant Fees and Services.

(a) Audit Fees.

Audit Fees of the Registrant

Fiscal Year Ended December 31, 2012: $147,000
Fiscal Year Ended December 31, 2011: $147,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended December 31, 2012: $4,809,780
Fiscal Year Ended December 31, 2011: $3,978,540

(b) Audit-Related Fees.

Fiscal Year Ended December 31, 2012: $1,812,565
Fiscal Year Ended December 31, 2011: $1,341,750

Includes fees billed in connection with assurance and related services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(c) Tax Fees.

Fiscal Year Ended December 31, 2012: $490,518
Fiscal Year Ended December 31, 2011: $373,830

Includes fees billed in connection with tax compliance, planning and advice services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group and related to income and excise taxes.

(d) All Other Fees.

Fiscal Year Ended December 31, 2012: $16,000
Fiscal Year Ended December 31, 2011: $16,000

Includes fees billed for services related to risk management and privacy matters. Services were provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(e) (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; and (4) other registered investment companies in the Vanguard Group. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

     In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

     The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; or (4) other registered investment companies in the Vanguard Group.

     (2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g) Aggregate Non-Audit Fees.

Fiscal Year Ended December 31, 2012: $506,518
Fiscal Year Ended December 31, 2011: $389,830

Includes fees billed for non-audit services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(h) For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: Emerson U. Fullwood, Rajiv L. Gupta, Amy Gutmann, JoAnn Heffernan Heisen, F. Joseph Loughrey, Mark Loughridge, Scott C. Malpass, André F. Perold, Alfred M. Rankin, Jr., and Peter F. Volanakis.

Item 6: Investments.

Not Applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Code of Ethics.
(b) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD TAX-MANAGED INTERNATIONAL FUND

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: February 14, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD TAX-MANAGED INTERNATIONAL FUND

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: February 14, 2013

VANGUARD TAX-MANAGED INTERNATIONAL FUND

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: February 14, 2013

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012 see file Number 2-11444, Incorporated by Reference.